                                                            UNITED STATES
                                                 SECURITIES AND EXCHANGE COMMISSION
                                                       WASHINGTON, D.C. 20549
                                                              FORM N-PX
                                                ANNUAL REPORT OF PROXY VOTING RECORD
                                                                 OF
                                             REGISTERED MANAGEMENT INVESTMENT COMPANIES

  INVESTMENT COMPANY ACT FILE NUMBER:                              811-3916
  NAME OF REGISTRANT:                                              VANGUARD SPECIALIZED FUNDS
  ADDRESS OF REGISTRANT:                                           PO BOX 2600, VALLEY FORGE, PA 19482
  NAME AND ADDRESS OF AGENT FOR SERVICE:                           HEIDI STAM
                                                                   PO BOX 876
                                                                   VALLEY FORGE, PA 19482
  REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:                          (610) 669-1000
  DATE OF FISCAL YEAR END:                                         JANUARY 31
  DATE OF REPORTING PERIOD:                                        JULY 1, 2008 - JUNE 30, 2009

  FUND:    VANGUARD ENERGY FUND

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  ISSUER:                ALPHA NATURAL RESOURCES, INC.
  TICKER:                ANR             CUSIP:     02076X102
  MEETING DATE:          11/21/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #01: ADOPTION OF THE AGREEMENT AND PLAN OF                        ISSUER          YES          FOR               FOR
MERGER, DATED AS OF JULY 15, 2008, BY AND AMONG
CLEVELAND-CLIFFS INC (NOW KNOWN AS CLIFFS NATURAL
RESOURCES INC.), ALPHA NATURAL RESOURCES, INC. AND
ALPHA MERGER SUB, INC., F/K/A DAILY DOUBLE
ACQUISITION, INC. (MERGER SUB), ALL AS MORE FULLY
DESCRIBED IN THE PROXY STATEMENT.

PROPOSAL #02: APPROVE ADJOURNMENTS OF THE ALPHA                            ISSUER          YES          FOR               FOR
NATURAL RESOURCES, INC. SPECIAL MEETING, IF
NECESSARY, TO PERMIT FURTHER SOLICITATION OF PROXIES
IF THERE ARE NOT SUFFICIENT VOTES AT THE TIME OF THE
ALPHA NATURAL RESOURCES, INC. SPECIAL MEETING TO
APPROVE THE ABOVE PROPOSAL.

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  ISSUER:                AMEC PLC
  TICKER:                N/A             CUSIP:     G02604117
  MEETING DATE:          5/13/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the accounts and reports of the                      ISSUER          YES          FOR               FOR
 Director's and the Auditors for the YE 31 DEC 2008

PROPOSAL #2.: Declare the final dividend of 10.1p per                      ISSUER          YES          FOR               FOR
 share

PROPOSAL #3.: Approve the Director's remuneration                          ISSUER          YES          FOR               FOR
report

PROPOSAL #4.: Approve the remuneration policy set out                      ISSUER          YES          FOR               FOR
 in the Director's remuneration report

PROPOSAL #5.: Re-elect Mr. I.P. McHoul as a Director,                      ISSUER          YES          FOR               FOR
 who retires in accordance with Article 82 of the
Articles of Association of the Company

PROPOSAL #6.: Re-elect Mr. S.R. Thompson as a                              ISSUER          YES          FOR               FOR
Director, who retires in accordance with Article 82
of the Articles of Association of the Company

PROPOSAL #7.: Re-elect Mr. N.A. Bruce as a Director,                       ISSUER          YES          FOR               FOR
who retires in accordance with Article 82 of the
Articles of Association of the Company

PROPOSAL #8.: Re-appoint KPMG Audit Plc as the                             ISSUER          YES          FOR               FOR
Auditors of the Company to hold office from the
conclusion of this meeting until the conclusion of
the next general meeting at which accounts are laid
before the Company

PROPOSAL #9.: Authorize the Directors to fix the                           ISSUER          YES          FOR               FOR
remuneration of the Auditors

PROPOSAL #S.10: Authorize the Company, for the                             ISSUER          YES          FOR               FOR
purpose of Section 166 of the Companies Act 1985, to
make market purchases [Section 163(3)] of up to
maximum number of 33,259,712 ordinary shares of 50p
each in the capital of the Company, at a minimum
price of 50p and up to 105% of the average middle
market quotations for such shares derived from the
London Stock Exchange Daily Official List, over the
previous 5 business days; [Authority expires the
earlier of the conclusion of the AGM of the Company
held in 2010]; the Company, before the expiry, may
make a contract to purchase ordinary shares which
will or may be executed wholly or partly after such

PROPOSAL #11: Approve to renew the authority                               ISSUER          YES          FOR               FOR
conferred on the Directors by Article 7.2 of the
Articles of Association of the Company, until the
conclusion of AGM of the Company to be held in 2010
and for such period the Section 80 amount should be

PROPOSAL #S.12: Approve to renew the authority                             ISSUER          YES          FOR               FOR
conferred on the Directors by Article 7.3 of the
Articles of Association of the Company, until the
conclusion of AGM of the Company to be held in 2010
and for such period the Section 89 amount should be
GBP 8,314,928

PROPOSAL #S.13: Approve, with effect from 00.01 am on                      ISSUER          YES          FOR               FOR
 01 OCT 2009, to amend the Articles of Association of
 the Company as specified; and to adopt the amended
Articles of Association as the Articles of
Association of the Company in substitution for and to
 exclusion of the existing Articles of Association

PROPOSAL #S.14: Approve the general meeting other                          ISSUER          YES          FOR               FOR
than an AGM may be not less than 14 clear days notice

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  ISSUER:                ANADARKO PETROLEUM CORPORATION
  TICKER:                APC             CUSIP:     032511107
  MEETING DATE:          5/19/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1A: ELECTION OF DIRECTOR: ROBERT J.                              ISSUER          YES          FOR               FOR
ALLISON, JR.

PROPOSAL #1B: ELECTION OF DIRECTOR: PETER J. FLUOR                         ISSUER          YES          FOR               FOR

PROPOSAL #1C: ELECTION OF DIRECTOR: JOHN W. PODUSKA,                       ISSUER          YES          FOR               FOR
SR.

PROPOSAL #1D: ELECTION OF DIRECTOR: PAULA ROSPUT                           ISSUER          YES          FOR               FOR
REYNOLDS

PROPOSAL #02: RATIFICATION OF APPOINTMENT OF KPMG LLP                      ISSUER          YES          FOR               FOR
 AS INDEPENDENT AUDITORS.

PROPOSAL #03: APPROVAL OF AMENDMENT TO RESTATED                            ISSUER          YES          FOR               FOR
CERTIFICATE OF INCORPORATION, AS AMENDED.

PROPOSAL #04: STOCKHOLDER PROPOSAL - AMENDMENT TO                        SHAREHOLDER       YES        ABSTAIN           AGAINST
NON-DISCRIMINATION POLICY.

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  ISSUER:                APACHE CORPORATION
  TICKER:                APA             CUSIP:     037411105
  MEETING DATE:          5/7/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #01: ELECTION OF DIRECTOR: FREDERICK M. BOHEN                     ISSUER          YES          FOR               FOR

PROPOSAL #02: ELECTION OF DIRECTOR: GEORGE D. LAWRENCE                     ISSUER          YES          FOR               FOR

PROPOSAL #03: ELECTION OF DIRECTOR: RODMAN D. PATTON                       ISSUER          YES          FOR               FOR

PROPOSAL #04: ELECTION OF DIRECTOR: CHARLES J. PITMAN                      ISSUER          YES          FOR               FOR

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  ISSUER:                BAKER HUGHES INCORPORATED
  TICKER:                BHI             CUSIP:     057224107
  MEETING DATE:          4/23/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

ELECTION OF DIRECTOR: LARRY D. BRADY                                       ISSUER          YES          FOR               FOR

ELECTION OF DIRECTOR: CLARENCE P. CAZALOT, JR                              ISSUER          YES          FOR               FOR

ELECTION OF DIRECTOR: CHAD C. DEATON                                       ISSUER          YES          FOR               FOR

ELECTION OF DIRECTOR: EDWARD P. DJEREJIAN                                  ISSUER          YES          FOR               FOR

ELECTION OF DIRECTOR: ANTHONY G. FERNANDES                                 ISSUER          YES          FOR               FOR

ELECTION OF DIRECTOR: CLAIRE W. GARGALLI                                   ISSUER          YES          FOR               FOR

ELECTION OF DIRECTOR: PIERRE H. JUNGELS                                    ISSUER          YES          FOR               FOR

ELECTION OF DIRECTOR: JAMES A. LASH                                        ISSUER          YES          FOR               FOR

ELECTION OF DIRECTOR: J. LARRY NICHOLS                                     ISSUER          YES          FOR               FOR

ELECTION OF DIRECTOR: H. JOHN RILEY, JR.                                   ISSUER          YES          FOR               FOR

ELECTION OF DIRECTOR: CHARLES L. WATSON                                    ISSUER          YES          FOR               FOR

PROPOSAL #02: RATIFICATION OF DELOITTE & TOUCHE AS                         ISSUER          YES          FOR               FOR
THE COMPANY'S INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM FOR FISCAL YEAR 2009.

PROPOSAL #03: PROPOSAL TO APPROVE THE AMENDMENT TO                         ISSUER          YES          FOR               FOR
THE BAKER HUGHES INCORPORATED EMPLOYEE STOCK PURCHASE

PROPOSAL #04: STOCKHOLDER PROPOSAL NO. 1 REGARDING                       SHAREHOLDER       YES        AGAINST             FOR
CALLING SPECIAL SHAREOWNERS MEETINGS.

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  ISSUER:                BANPU PUBLIC CO LTD
  TICKER:                N/A             CUSIP:     Y0697Z111
  MEETING DATE:          4/3/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the minutes of previous AGM                          ISSUER          YES          FOR               FOR

PROPOSAL #2.: Approve to accept Company's 2008                             ISSUER          YES          FOR               FOR
performance result

PROPOSAL #3.: Approve to accept financial statements                       ISSUER          YES          FOR               FOR
and statutory reports

PROPOSAL #4.: Approve to allocate the income and                           ISSUER          YES          FOR               FOR
payment of dividend of THB 12 per share

PROPOSAL #5.1.1: Elect Mr. Soonthorn Vongkusolkit as                       ISSUER          YES          FOR               FOR
a Director

PROPOSAL #5.1.2: Elect Mr. Vitoon Vongkusolkit as a                        ISSUER          YES          FOR               FOR
Director

PROPOSAL #5.1.3: Elect Mr. Anothai Techamontrikul as                       ISSUER          YES          FOR               FOR
a Director

PROPOSAL #5.1.4: Elect Mr. Ongart Auapinyakul                              ISSUER          YES          FOR               FOR
asDirector

PROPOSAL #5.2: Approve the remuneration of the                             ISSUER          YES          FOR               FOR
Directors

PROPOSAL #6.: Approve the PricewaterhouseCoopers ABAS                      ISSUER          YES          FOR               FOR
 as the Auditors and authorize the Board to fix their
 remuneration

PROPOSAL #7.: Other businesses [if any]                                    ISSUER          YES          FOR             AGAINST

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  ISSUER:                BG GROUP PLC
  TICKER:                N/A             CUSIP:     G1245Z108
  MEETING DATE:          5/18/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the annual report and the                            ISSUER          YES          FOR               FOR
accounts

PROPOSAL #2.: Approve the remuneration report                              ISSUER          YES          FOR               FOR

PROPOSAL #3.: Declare the dividend                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.: Elect Sir David Manning                                      ISSUER          YES          FOR               FOR

PROPOSAL #5.: Elect Mr. Martin Houston                                     ISSUER          YES          FOR               FOR

PROPOSAL #6.: Re-elect Sir. Robert Wilson                                  ISSUER          YES          FOR               FOR

PROPOSAL #7.: Re-elect Mr. Frank Chapman                                   ISSUER          YES          FOR               FOR

PROPOSAL #8.: Re-elect Mr. Ashley Almanza                                  ISSUER          YES          FOR               FOR

PROPOSAL #9.: Re-elect Mr. Jurgen Dormann                                  ISSUER          YES          FOR               FOR

PROPOSAL #10.: Re-appoint the Auditors                                     ISSUER          YES          FOR               FOR

PROPOSAL #11.: Approve the remuneration of the                             ISSUER          YES          FOR               FOR
Auditors
PROPOSAL #12.: Approve the political donations                             ISSUER          YES          FOR               FOR

PROPOSAL #13.: Approve to increase the authorized                          ISSUER          YES          FOR               FOR
share capital

PROPOSAL #14.: Grant authority to allot shares                             ISSUER          YES          FOR               FOR

PROPOSAL #S.15: Approve the disapplication of the                          ISSUER          YES          FOR               FOR
pre-emption rights

PROPOSAL #S.16: Grant authority to make market                             ISSUER          YES          FOR               FOR
purchases of own ordinary shares

PROPOSAL #S.17: Amend the existing Articles of                             ISSUER          YES          FOR               FOR
Association

PROPOSAL #S.18: Adopt the new Articles of Association                      ISSUER          YES          FOR               FOR

PROPOSAL #S.19: Approve the notice periods for the                         ISSUER          YES          FOR               FOR
general meeting

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  ISSUER:                BHP BILLITON LIMITED
  TICKER:                BHP             CUSIP:     088606108
  MEETING DATE:          11/27/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #01: TO RECEIVE THE 2008 FINANCIAL                                ISSUER          YES          FOR               FOR
STATEMENTS AND REPORTS FOR BHP BILLITON PLC.

PROPOSAL #02: TO RECEIVE THE 2008 FINANCIAL                                ISSUER          YES          FOR               FOR
STATEMENTS AND REPORTS FOR BHP BILLITON LTD.

PROPOSAL #03: TO RE-ELECT MR P M ANDERSON AS A                             ISSUER          YES          FOR               FOR
DIRECTOR OF BHP BILLITON PLC.

PROPOSAL #04: TO RE-ELECT MR P M ANDERSON AS A                             ISSUER          YES          FOR               FOR
DIRECTOR OF BHP BILLITON LTD.

PROPOSAL #05: TO RE-ELECT MR D R ARGUS AS A DIRECTOR                       ISSUER          YES          FOR               FOR
OF BHP BILLITON PLC.

PROPOSAL #06: TO RE-ELECT MR D R ARGUS AS A DIRECTOR                       ISSUER          YES          FOR               FOR
OF BHP BILLITON LTD.

PROPOSAL #07: TO RE-ELECT DR J G S BUCHANAN AS A                           ISSUER          YES          FOR               FOR
DIRECTOR OF BHP BILLITON PLC.

PROPOSAL #08: TO RE-ELECT DR J G S BUCHANAN AS A                           ISSUER          YES          FOR               FOR
DIRECTOR OF BHP BILLITON LTD.

PROPOSAL #09: TO RE-ELECT MR D A CRAWFORD AS A                             ISSUER          YES          FOR               FOR
DIRECTOR OF BHP BILLITON PLC.

PROPOSAL #10: TO RE-ELECT MR D A CRAWFORD AS A                             ISSUER          YES          FOR               FOR
DIRECTOR OF BHP BILLITON LTD.

PROPOSAL #11: TO RE-ELECT MR J NASSER AS A DIRECTOR                        ISSUER          YES          FOR               FOR
OF BHP BILLITON PLC.

PROPOSAL #12: TO RE-ELECT MR J NASSER AS A DIRECTOR                        ISSUER          YES          FOR               FOR
OF BHP BILLITON LTD.

PROPOSAL #13: TO RE-ELECT DR J M SCHUBERT AS A                             ISSUER          YES          FOR               FOR
DIRECTOR OF BHP BILLITON PLC.

PROPOSAL #14: TO RE-ELECT DR J M SCHUBERT AS A                             ISSUER          YES          FOR               FOR
DIRECTOR OF BHP BILLITON LTD.

PROPOSAL #15: TO ELECT MR A L BOECKMANN AS A DIRECTOR                      ISSUER          YES          FOR               FOR
 OF BHP BILLITON PLC.

PROPOSAL #16: TO ELECT MR A L BOECKMANN AS A DIRECTOR                      ISSUER          YES          FOR               FOR
 OF BHP BILLITON LTD.

PROPOSAL #17: TO ELECT MR S MAYNE AS A DIRECTOR OF                       SHAREHOLDER       YES        AGAINST             FOR
BHP BILLITON PLC.

PROPOSAL #18: TO ELECT MR S MAYNE AS A DIRECTOR OF                       SHAREHOLDER       YES        AGAINST             FOR
BHP BILLITON LTD.

PROPOSAL #19: TO ELECT DR D R MORGAN AS A DIRECTOR OF                      ISSUER          YES          FOR               FOR
 BHP BILLITON PLC.

PROPOSAL #20: TO ELECT DR D R MORGAN AS A DIRECTOR OF                      ISSUER          YES          FOR               FOR
 BHP BILLITON LTD.

PROPOSAL #21: TO ELECT MR K C RUMBLE AS A DIRECTOR OF                      ISSUER          YES          FOR               FOR
 BHP BILLITON PLC.

PROPOSAL #22: TO ELECT MR K C RUMBLE AS A DIRECTOR OF                      ISSUER          YES          FOR               FOR
 BHP BILLITON LTD.

PROPOSAL #23: TO REAPPOINT KPMG AUDIT PLC AS THE                           ISSUER          YES          FOR               FOR
AUDITOR OF BHP BILLITON PLC.

PROPOSAL #24: TO RENEW THE GENERAL AUTHORITY TO ALLOT                      ISSUER          YES          FOR               FOR
 SHARES IN BHP BILLITON PLC.

PROPOSAL #25: TO RENEW THE DISAPPLICATION OF PRE-                          ISSUER          YES          FOR               FOR
EMPTION RIGHTS IN BHP BILLITON PLC.

PROPOSAL #26: TO APPROVE THE REPURCHASE OF SHARES IN                       ISSUER          YES          FOR               FOR
BHP BILLITON PLC.

PROPOSAL #27A: TO APPROVE THE CANCELLATION OF SHARES                       ISSUER          YES          FOR               FOR
IN BHP BILLITON PLC HELD BY BHP BILLITON LTD ON 30
APRIL 2009.

PROPOSAL #27B: TO APPROVE THE CANCELLATION OF SHARES                       ISSUER          YES          FOR               FOR
IN BHP BILLITON PLC HELD BY BHP BILLITON LTD ON 29
MAY 2009.

PROPOSAL #27C: TO APPROVE THE CANCELLATION OF SHARES                       ISSUER          YES          FOR               FOR
IN BHP BILLITON PLC HELD BY BHP BILLITON LTD ON 15
JUNE 2009.

PROPOSAL #27D: TO APPROVE THE CANCELLATION OF SHARES                       ISSUER          YES          FOR               FOR
IN BHP BILLITON PLC HELD BY BHP BILLITON LTD ON 31
JULY 2009.

PROPOSAL #27E: TO APPROVE THE CANCELLATION OF SHARES                       ISSUER          YES          FOR               FOR
IN BHP BILLITON PLC HELD BY BHP BILLITON LTD ON 15
SEPTEMBER 2009.

PROPOSAL #27F: TO APPROVE THE CANCELLATION OF SHARES                       ISSUER          YES          FOR               FOR
IN BHP BILLITON PLC HELD BY BHP BILLITON LTD ON 30
NOVEMBER 2009.

PROPOSAL #28: TO APPROVE THE 2008 REMUNERATION REPORT.                     ISSUER          YES          FOR               FOR

PROPOSAL #29: TO APPROVE THE AMENDMENTS TO RULES OF                        ISSUER          YES          FOR               FOR
THE GROUP INCENTIVE SCHEME.

PROPOSAL #30: TO APPROVE THE GRANT OF AWARDS TO MR M                       ISSUER          YES          FOR               FOR
J KLOPPERS UNDER THE GIS AND THE LTIP.

PROPOSAL #31: TO APPROVE A CHANGE TO THE MAXIMUM                           ISSUER          YES          FOR               FOR
AGGREGATE REMUNERATION PAID BY BHP BILLITON PLC TO
NON-EXECUTIVE DIRECTORS IN ANY YEAR.

PROPOSAL #32: TO APPROVE A CHANGE TO THE MAXIMUM                           ISSUER          YES          FOR               FOR
AGGREGATE REMUNERATION PAID BY BHP BILLITON LTD TO
NON-EXECUTIVE DIRECTORS IN ANY YEAR.

PROPOSAL #33: TO APPROVE THE AMENDMENTS TO THE                             ISSUER          YES          FOR               FOR
ARTICLES OF ASSOCIATION OF BHP BILLITON PLC.

PROPOSAL #34: TO APPROVE THE AMENDMENTS TO THE                             ISSUER          YES          FOR               FOR
CONSTITUTION OF BHP BILLITON LTD.

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  ISSUER:                BP P L C
  TICKER:                N/A             CUSIP:     G12793108
  MEETING DATE:          4/16/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the report of the Directors and                      ISSUER          YES          FOR               FOR
 the accounts for the YE 31 DEC 2008

PROPOSAL #2.: Approve the Directors remuneration                           ISSUER          YES          FOR               FOR
report for the YE 31 DEC 2008

PROPOSAL #3.: Re-elect Mr. A. Burgmans  as a Director                      ISSUER          YES          FOR               FOR

PROPOSAL #4.: Re-elect Mrs. C. B. Carroll as a                             ISSUER          YES          FOR               FOR
Director
PROPOSAL #5.: Re-elect Sir William Castell  as a                           ISSUER          YES          FOR               FOR
Director

PROPOSAL #6.: Re-elect Mr. I. C. Conn  as a Director                       ISSUER          YES          FOR               FOR

PROPOSAL #7.: Re-elect Mr. G. David as a Director                          ISSUER          YES          FOR               FOR

PROPOSAL #8.: Re-elect Mr. E. B. Davis  as a Director                      ISSUER          YES          FOR               FOR

PROPOSAL #9.: Re-elect Mr. R. Dudley  as a Director                        ISSUER          YES          FOR               FOR

PROPOSAL #10.: Re-elect Mr. D. J. Flint as a Director                      ISSUER          YES          FOR               FOR

PROPOSAL #11.: Re-elect Dr. B. E. Grote  as a Director                     ISSUER          YES          FOR               FOR

PROPOSAL #12.: Re-elect Dr. A. B. Hayward   as a                           ISSUER          YES          FOR               FOR
Director

PROPOSAL #13.: Re-elect Mr. A. G. Inglis  as a                             ISSUER          YES          FOR               FOR
Director
PROPOSAL #14.: Re-elect Dr. D. S. Julius  as a                             ISSUER          YES          FOR               FOR
Director
PROPOSAL #15.: Re-elect Sir Tom McKillop  as a                             ISSUER          YES          FOR               FOR
Director
PROPOSAL #16.: Re-elect Sir Ian Prosser  as a Director                     ISSUER          YES          FOR               FOR

PROPOSAL #17.: Re-elect Mr. P. D. Sutherland as a                          ISSUER          YES          FOR               FOR
Director

PROPOSAL #18.: Re-appoint Ernst & Young LLP as the                         ISSUER          YES          FOR               FOR
Auditors from the conclusion of this meeting until
the conclusion of the next general meeting before
which accounts are laid and to authorize the
Directors to fix the Auditors remuneration

PROPOSAL #S.19: Authorize the Company, in accordance                       ISSUER          YES          FOR               FOR
with Section 163[3] of the Companies Act 1985, to
make market purchases [Section 163[3]] with nominal
value of USD 0.25 each in the capital of the Company,
 at a minimum price of USD 0.25 and not more than 5%
above the average market value for such shares
derived from the London Stock Exchange Daily Official
 List, for the 5 business days preceding the date of
purchase; [Authority expires at the conclusion of the
 AGM of the Company in 2010 or 15 JUL 2010]; the
Company, before the expiry, may make a contract to
purchase ordinary shares which will or may be
executed wholly or partly after such expiry

PROPOSAL #20.: Authorize the Directors by the                              ISSUER          YES          FOR               FOR
Company's Articles of Association to allot relevant
securities up to an aggregate nominal amount equal to
 the Section 80 Amount of USD 1,561 million, ;
[Authority expires the earlier of the conclusion of
the next AGM in 2010 of the Company or 15 JUL 2010]

PROPOSAL #S.21: Authorize the Directors, pursuant to                       ISSUER          YES          FOR               FOR
Section 89 of the Companies Act 1985, to allot equity
 securities [Section 89] to the allotment of equity
securities: a) in connection with a rights issue; b)
up to an aggregate nominal amount of USD 234 million;
 [Authority expires the earlier of the conclusion of
the next AGM in 2010 of the Company or 15 JUL 2010];

PROPOSAL #S.22: Grant authority for the calling of                         ISSUER          YES          FOR               FOR
general meeting of the Company by notice of at least
14 clear days

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  ISSUER:                BP P.L.C.
  TICKER:                BP              CUSIP:     055622104
  MEETING DATE:          4/16/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #01: TO RECEIVE THE DIRECTORS' ANNUAL REPORT                      ISSUER          YES          FOR               FOR
 AND ACCOUNTS

PROPOSAL #02: TO APPROVE THE DIRECTORS' REMUNERATION                       ISSUER          YES          FOR               FOR
REPORT

ELECTION OF DIRECTOR: MR A BURGMANS                                        ISSUER          YES          FOR               FOR

ELECTION OF DIRECTOR: MRS C B CARROLL                                      ISSUER          YES          FOR               FOR

ELECTION OF DIRECTOR: SIR WILLIAM CASTELL                                  ISSUER          YES          FOR               FOR

ELECTION OF DIRECTOR: MR I C CONN                                          ISSUER          YES          FOR               FOR

ELECTION OF DIRECTOR: MR G DAVID                                           ISSUER          YES          FOR               FOR

ELECTION OF DIRECTOR: MR E B DAVIS, JR                                     ISSUER          YES          FOR               FOR

ELECTION OF DIRECTOR: MR R DUDLEY                                          ISSUER          YES          FOR               FOR

ELECTION OF DIRECTOR: MR D J FLINT                                         ISSUER          YES          FOR               FOR

ELECTION OF DIRECTOR: DR B E GROTE                                         ISSUER          YES          FOR               FOR

ELECTION OF DIRECTOR: DR A B HAYWARD                                       ISSUER          YES          FOR               FOR

ELECTION OF DIRECTOR: MR A G INGLIS                                        ISSUER          YES          FOR               FOR

ELECTION OF DIRECTOR: DR D S JULIUS                                        ISSUER          YES          FOR               FOR

ELECTION OF DIRECTOR: SIR TOM MCKILLOP                                     ISSUER          YES          FOR               FOR

ELECTION OF DIRECTOR: SIR IAN PROSSER                                      ISSUER          YES          FOR               FOR

ELECTION OF DIRECTOR: MR P D SUTHERLAND                                    ISSUER          YES          FOR               FOR

PROPOSAL #18: TO RE-APPOINT ERNST & YOUNG LLP AS                           ISSUER          YES          FOR               FOR
AUDITORS AND AUTHORIZE THE BOARD TO FIX THEIR
REMUNERATION

PROPOSAL #S19: SPECIAL RESOLUTION: TO GIVE LIMITED                         ISSUER          YES          FOR               FOR
AUTHORITY FOR THE PURCHASE OF ITS OWN SHARES BY THE
COMPANY

PROPOSAL #20: TO GIVE LIMITED AUTHORITY TO ALLOT                           ISSUER          YES          FOR               FOR
SHARES UP TO A SPECIFIED AMOUNT

PROPOSAL #S21: SPECIAL RESOLUTION: TO GIVE AUTHORITY                       ISSUER          YES          FOR               FOR
TO ALLOT A LIMITED NUMBER OF SHARES FOR CASH FREE OF
PRE-EMPTION RIGHTS

PROPOSAL #S22: SPECIAL RESOLUTION: TO AUTHORIZE THE                        ISSUER          YES          FOR               FOR
CALLING OF GENERAL MEETINGS (EXCLUDING ANNUAL GENERAL
 MEETINGS) BY NOTICE OF AT LEAST 14 CLEAR DAYS

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  ISSUER:                CABOT OIL & GAS CORPORATION
  TICKER:                COG             CUSIP:     127097103
  MEETING DATE:          4/28/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #IA: ELECTION OF DIRECTOR: RHYS J. BEST                           ISSUER          YES          FOR               FOR

PROPOSAL #IB: ELECTION OF DIRECTOR: ROBERT KELLEY                          ISSUER          YES          FOR               FOR

PROPOSAL #IC: ELECTION OF DIRECTOR: P. DEXTER PEACOCK                      ISSUER          YES          FOR               FOR

PROPOSAL #II: TO APPROVE AN AMENDMENT TO THE                               ISSUER          YES        AGAINST           AGAINST
COMPANY'S CERTIFICATE OF INCORPORATION TO INCREASE
THE AUTHORIZED COMMON STOCK OF THE COMPANY FROM
120,000,000 SHARES TO 240,000,000 SHARES.

PROPOSAL #III: TO REAPPROVE THE MATERIAL TERMS OF THE                      ISSUER          YES          FOR               FOR
 PERFORMANCE GOALS UNDER THE 2004 INCENTIVE PLAN.

PROPOSAL #IV: TO RATIFY THE APPOINTMENT OF THE FIRM                        ISSUER          YES          FOR               FOR
PRICEWATERHOUSECOOPERS LLP AS THE INDEPENDENT
REGISTERED PUBLIC ACCOUNTING FIRM FOR THE COMPANY FOR
 ITS 2009 FISCAL YEAR.

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  ISSUER:                CALTEX AUSTRALIA LTD
  TICKER:                N/A             CUSIP:     Q19884107
  MEETING DATE:          4/23/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: The Chairman will present an incident                        ISSUER          NO           N/A               N/A
free operations topic to the meeting

PROPOSAL #2.: The Chairman and the Managing Director                       ISSUER          NO           N/A               N/A
and Chief Executive Officer will make presentation to
 shareholders

PROPOSAL #3.: The Chairman will discuss key issues                         ISSUER          NO           N/A               N/A
raised prior to the meeting and will invite questions
 and comment from shareholders regarding on these key
 issues

PROPOSAL #4.: The financial report, the Directors'                         ISSUER          NO           N/A               N/A
report and the Auditor's report for Caltex Australia
Limited [and the Caltex Australia Group] for the YE
31 DEC 2008 will be laid before the meeting

PROPOSAL #5.: Adopt the remuneration report [which                         ISSUER          YES          FOR               FOR
forms part of the Directors' report] for Caltex
Australia Limited [and the Caltex Australia Group]
for the YE 31 DEC 2008

PROPOSAL #6.A: Re-elect Ms. Elizabeth Bryan as a                           ISSUER          YES          FOR               FOR
Director, in accordance with, and on the terms as
specified in the Company's Constitution

PROPOSAL #6.B: Re-elect Mr. Trevor Bourne as a                             ISSUER          YES          FOR               FOR
Director, in accordance with, and on the terms as
specified in the Company's Constitution

PROPOSAL #6.C: Re-elect Ms. Colleen Jones-Cervantes                        ISSUER          YES          FOR               FOR
as a Director, in accordance with, and on the terms
as specified in the Company's Constitution

PROPOSAL #7.: Questions and Comments                                       ISSUER          NO           N/A               N/A

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CANADIAN NAT RES LTD MED TERM  NTS CDS-
  TICKER:                N/A             CUSIP:     136385101
  MEETING DATE:          5/7/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.1: Elect Ms. Catherine M. Best as a                            ISSUER          YES          FOR               FOR
Director of the Corporation for the ensuing year, as
specified

PROPOSAL #1.2: Elect Mr. N. Murray Edwards as a                            ISSUER          YES          FOR               FOR
Director of the Corporation for the ensuing year, as
specified

PROPOSAL #1.3: Elect Hon. Gary A. Filmon as a                              ISSUER          YES          FOR               FOR
Director of the Corporation for the ensuing year, as

PROPOSAL #1.4: Elect Ambassador Gordon D. Giffin as a                      ISSUER          YES          FOR               FOR
 Director of the Corporation for the ensuing year, as
 specified

PROPOSAL #1.5: Elect Mr. John G. Langille as a                             ISSUER          YES          FOR               FOR
Director of the Corporation for the ensuing year, as
specified

PROPOSAL #1.6: Elect Mr. Steve W. Laut as a Director                       ISSUER          YES          FOR               FOR
of the Corporation for the ensuing year, as specified

PROPOSAL #1.7: Elect Mr. Keith A. J. MacPhail as a                         ISSUER          YES          FOR               FOR
Director of the Corporation for the ensuing year, as
specified

PROPOSAL #1.8: Elect Mr. Allan P. Markin as a                              ISSUER          YES          FOR               FOR
Director of the Corporation for the ensuing year, as

PROPOSAL #1.9: Elect Hon. Frank J. McKenna as a                            ISSUER          YES          FOR               FOR
Director of the Corporation for the ensuing year, as
specified

PROPOSAL #1.10: Elect Mr. James S. Palmer as a                             ISSUER          YES          FOR               FOR
Director of the Corporation for the ensuing year, as
specified

PROPOSAL #1.11: Elect Mr. Eldon R. Smith as a                              ISSUER          YES          FOR               FOR
Director of the Corporation for the ensuing year, as

PROPOSAL #1.12: Elect Mr. David A. Tuer as a Director                      ISSUER          YES          FOR               FOR
 of the Corporation for the ensuing year, as specified

PROPOSAL #2.: Appoint PricewaterhouseCoopers LLP,                          ISSUER          YES          FOR               FOR
Chartered Accountants, Calgary, Alberta as the
Auditors of the Corporation for the ensuing year and
authorize the Audit Committee of the Board of
Directors of the Corporation to fix their remuneration

PROPOSAL #3.: Transact any other business                                  ISSUER          NO           N/A               N/A

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CANADIAN NATURAL RESOURCES LIMITED
  TICKER:                CNQ             CUSIP:     136385101
  MEETING DATE:          5/7/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

ELECTION OF DIRECTOR: CATHERINE M. BEST                                    ISSUER          YES          FOR               FOR

ELECTION OF DIRECTOR: N. MURRAY EDWARDS                                    ISSUER          YES          FOR               FOR

ELECTION OF DIRECTOR: HON. GARY A. FILMON                                  ISSUER          YES          FOR               FOR

ELECTION OF DIRECTOR: AMB. GORDON D. GIFFIN                                ISSUER          YES          FOR               FOR

ELECTION OF DIRECTOR: JOHN G. LANGILLE                                     ISSUER          YES          FOR               FOR

ELECTION OF DIRECTOR: STEVE W. LAUT                                        ISSUER          YES          FOR               FOR

ELECTION OF DIRECTOR: KEITH A.J. MACPHAIL                                  ISSUER          YES          FOR               FOR

ELECTION OF DIRECTOR: ALLAN P. MARKIN                                      ISSUER          YES          FOR               FOR

ELECTION OF DIRECTOR: HON. FRANK J. MCKENNA                                ISSUER          YES          FOR               FOR

ELECTION OF DIRECTOR: JAMES S. PALMER                                      ISSUER          YES          FOR               FOR

ELECTION OF DIRECTOR: ELDON R. SMITH                                       ISSUER          YES          FOR               FOR

ELECTION OF DIRECTOR: DAVID A. TUER                                        ISSUER          YES          FOR               FOR

PROPOSAL #02: THE APPOINTMENT OF                                           ISSUER          YES          FOR               FOR
PRICEWATERHOUSECOOPERS LLP, CHARTERED ACCOUNTANTS,
CALGARY, ALBERTA, AS AUDITORS OF THE CORPORATION FOR
THE ENSUING YEAR AND THE AUTHORIZATION OF THE AUDIT
COMMITTEE OF THE BOARD OF DIRECTORS OF THE
CORPORATION TO FIX THEIR REMUNERATION.

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CANADIAN OIL SANDS TRUST
  TICKER:                COSWF           CUSIP:     13642L100
  MEETING DATE:          4/29/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #01: TRUSTEE TO VOTE COMMON SHARES OF COSL                        ISSUER          YES          FOR               FOR
SO AS TO APPOINT PRICEWATERHOUSECOOPERS LLP AS THE
AUDITOR OF COSL FOR THE ENSUING YEAR AT A
REMUNERATION TO BE FIXED BY COSL AND APPROVED BY THE
DIRECTORS THEREOF.

PROPOSAL #02: APPOINTING PRICEWATERHOUSECOOPERS LLP                        ISSUER          YES          FOR               FOR
AS THE AUDITOR OF THE TRUST FOR THE ENSUING YEAR AT A
 REMUNERATION TO BE FIXED BY COSL AND APPROVED BY THE
 DIRECTORS THEREOF.

ELECTION OF DIRECTOR: C.E. (CHUCK) SHULTZ                                  ISSUER          YES          FOR               FOR

ELECTION OF DIRECTOR: IAN A. BOURNE                                        ISSUER          YES          FOR               FOR

ELECTION OF DIRECTOR: MARCEL R. COUTU                                      ISSUER          YES          FOR               FOR

ELECTION OF DIRECTOR: DONALD J. LOWRY                                      ISSUER          YES          FOR               FOR

ELECTION OF DIRECTOR: DONALD F. MAZANKOWSKI                                ISSUER          YES          FOR               FOR

ELECTION OF DIRECTOR: WAYNE M. NEWHOUSE                                    ISSUER          YES          FOR               FOR

ELECTION OF DIRECTOR: BRANT G. SANGSTER                                    ISSUER          YES          FOR               FOR

ELECTION OF DIRECTOR: WESLEY R. TWISS                                      ISSUER          YES          FOR               FOR

ELECTION OF DIRECTOR: JOHN B. ZAOZIRNY                                     ISSUER          YES          FOR               FOR

PROPOSAL #04: APPROVING THE ORDINARY RESOLUTION RE-                        ISSUER          YES          FOR               FOR
APPOINTING COMPUTERSHARE TRUST COMPANY AS TRUSTEE OF
THE TRUST FOR AN ADDITIONAL THREE YEAR TERM
COMMENCING ON THE MEETING DATE AND EXPIRING
IMMEDIATELY FOLLOWING THE ANNUAL MEETING OF
UNITHOLDERS IN 2012, AT A REMUNERATION TO BE FIXED BY
 THE CORPORATION AND APPROVED BY THE DIRECTORS OF THE
 CORPORATION, AS DESCRIBED AND SET FORTH IN THE
MANAGEMENT PROXY CIRCULAR OF THE TRUST DATED MARCH

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CHESAPEAKE ENERGY CORPORATION
  TICKER:                CHK             CUSIP:     165167107
  MEETING DATE:          6/12/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

ELECTION OF DIRECTOR: RICHARD K. DAVIDSON                                  ISSUER          YES          FOR               FOR

ELECTION OF DIRECTOR: V. BURNS HARGIS                                      ISSUER          YES          FOR               FOR

ELECTION OF DIRECTOR: CHARLES T. MAXWELL                                   ISSUER          YES          FOR               FOR

PROPOSAL #02: TO APPROVE AN AMENDMENT TO OUR                               ISSUER          YES          FOR               FOR
CERTIFICATE OF INCORPORATION TO INCREASE THE NUMBER
OF AUTHORIZED SHARES OF COMMON STOCK.

PROPOSAL #03: TO APPROVE AN AMENDMENT TO OUR LONG                          ISSUER          YES          FOR               FOR
TERM INCENTIVE PLAN.

PROPOSAL #04: TO RATIFY THE APPOINTMENT OF                                 ISSUER          YES          FOR               FOR
PRICEWATERHOUSECOOPERS LLP AS OUR INDEPENDENT
REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR
 ENDING DECEMBER 31, 2009.

PROPOSAL #05: SHAREHOLDER PROPOSAL REGARDING ANNUAL                      SHAREHOLDER       YES          FOR             AGAINST
ELECTIONS OF DIRECTORS.

PROPOSAL #06: SHAREHOLDER PROPOSAL REGARDING MAJORITY                    SHAREHOLDER       YES        AGAINST             FOR
 VOTING STANDARD FOR DIRECTOR ELECTIONS.

PROPOSAL #07: SHAREHOLDER PROPOSAL REGARDING THE                         SHAREHOLDER       YES        AGAINST             FOR
COMPANY'S NON-DISCRIMINATION POLICY.

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CHEVRON CORPORATION
  TICKER:                CVX             CUSIP:     166764100
  MEETING DATE:          5/27/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1A: ELECTION OF DIRECTOR: S.H. ARMACOST                          ISSUER          YES          FOR               FOR

PROPOSAL #1B: ELECTION OF DIRECTOR: L.F. DEILY                             ISSUER          YES          FOR               FOR

PROPOSAL #1C: ELECTION OF DIRECTOR: R.E. DENHAM                            ISSUER          YES          FOR               FOR

PROPOSAL #1D: ELECTION OF DIRECTOR: R.J. EATON                             ISSUER          YES          FOR               FOR

PROPOSAL #1E: ELECTION OF DIRECTOR: E. HERNANDEZ                           ISSUER          YES          FOR               FOR

PROPOSAL #1F: ELECTION OF DIRECTOR: F.G. JENIFER                           ISSUER          YES          FOR               FOR

PROPOSAL #1G: ELECTION OF DIRECTOR: S. NUNN                                ISSUER          YES          FOR               FOR

PROPOSAL #1H: ELECTION OF DIRECTOR: D.J. O'REILLY                          ISSUER          YES          FOR               FOR

PROPOSAL #1I: ELECTION OF DIRECTOR: D.B. RICE                              ISSUER          YES          FOR               FOR

PROPOSAL #1J: ELECTION OF DIRECTOR: K.W. SHARER                            ISSUER          YES          FOR               FOR

PROPOSAL #1K: ELECTION OF DIRECTOR: C.R. SHOEMATE                          ISSUER          YES          FOR               FOR

PROPOSAL #1L: ELECTION OF DIRECTOR: R.D. SUGAR                             ISSUER          YES          FOR               FOR

PROPOSAL #1M: ELECTION OF DIRECTOR: C. WARE                                ISSUER          YES          FOR               FOR

PROPOSAL #1N: ELECTION OF DIRECTOR: J.S. WATSON                            ISSUER          YES          FOR               FOR

PROPOSAL #02: RATIFICATION OF INDEPENDENT REGISTERED                       ISSUER          YES          FOR               FOR
PUBLIC ACCOUNTING FIRM

PROPOSAL #03: APPROVE THE MATERIAL TERMS OF                                ISSUER          YES          FOR               FOR
PERFORMANCE GOALS FOR PERFORMANCE-BASED AWARDS UNDER
THE CHEVRON INCENTIVE PLAN

PROPOSAL #04: APPROVE THE MATERIAL TERMS OF                                ISSUER          YES          FOR               FOR
PERFORMANCE GOALS FOR PERFORMANCE-BASED AWARDS UNDER
THE LONG-TERM INCENTIVE PLAN OF CHEVRON CORPORATION

PROPOSAL #05: SPECIAL STOCKHOLDER MEETINGS                               SHAREHOLDER       YES        AGAINST             FOR

PROPOSAL #06: ADVISORY VOTE ON SUMMARY COMPENSATION                      SHAREHOLDER       YES        AGAINST             FOR
TABLE

PROPOSAL #07: GREENHOUSE GAS EMISSIONS                                   SHAREHOLDER       YES        ABSTAIN           AGAINST

PROPOSAL #08: COUNTRY SELECTION GUIDELINES                               SHAREHOLDER       YES        ABSTAIN           AGAINST

PROPOSAL #09: HUMAN RIGHTS POLICY                                        SHAREHOLDER       YES        ABSTAIN           AGAINST

PROPOSAL #10: HOST COUNTRY LAWS                                          SHAREHOLDER       YES        ABSTAIN           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CHINA OILFIELD SERVICES LTD
  TICKER:                N/A             CUSIP:     Y15002101
  MEETING DATE:          6/3/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the audited financial                                ISSUER          YES          FOR               FOR
statements and the report of the Auditor for the YE

PROPOSAL #2.: Approve the 2008 Profit Distribution                         ISSUER          YES          FOR               FOR
Plan: 1) cash dividend/10 shares [tax included]: CNY
1.4000; 2) bonus issue from profit [share/10 shares]:
 none; 3) bonus issue from capital reserve [share/10
shares]: none

PROPOSAL #3.: Approve the report of the Directors of                       ISSUER          YES          FOR               FOR
the Company for the YE 31 DEC 2008

PROPOSAL #4.: Approve the report of the Supervisory                        ISSUER          YES          FOR               FOR
Committee of the Company for the YE 31 DEC 2008

PROPOSAL #5.: Re-appoint Ernst & Young Hua Ming and                        ISSUER          YES          FOR               FOR
Ernst & Young as the Domestic and International
Auditors of the Company for the year 2009 and
authorize the Board of Directors to fix the
remuneration thereof

PROPOSAL #6.1: Re-elect Mr. Fu Chengyu as a Non-                           ISSUER          YES          FOR               FOR
Executive Director of the Company with immediate

PROPOSAL #6.2: Re-elect Mr. Liu Jian as an Executive                       ISSUER          YES          FOR               FOR
Director of the Company with immediate effect

PROPOSAL #6.3: Re-elect Mr. Li Yong as an Executive                        ISSUER          YES          FOR               FOR
Director of the Company with immediate effect

PROPOSAL #6.4: Re-elect Mr. Tsui Yiu Wa as an                              ISSUER          YES          FOR               FOR
Independent Non-executive Director of the Company
with immediate effect

PROPOSAL #7.1: Re-elect Mr. Zhu Liebing as a                               ISSUER          YES        AGAINST           AGAINST
Supervisor of the Company with immediate effect

PROPOSAL #7.2: Re-elect Mr. Wang Zhile as an                               ISSUER          YES        AGAINST           AGAINST
Independent Supervisor of the Company with immediate
effect

PROPOSAL #8.i: Approve, conditional upon Resolution                        ISSUER          YES          FOR               FOR
10 as specified, the Company may send or supply
Corporate Communications, any document issued or to
be issued by the Company for the information or
action of holders of any of its securities, including
 but not limited to: (a) Directors' report, annual
report, annual accounts together with Auditors'
report and summary financial report; (b) interim
report and summary of interim report; (c) notices of
meetings; (d) listing documents; (e) circulars; and
(f) proxy forms to its Shareholders by making such
Corporate Communications available on the Company's
own website, and authorize any Director of the
Company for and on behalf of the Company to sign all
such documents and/or do all such things and acts as
the Director may consider necessary or expedient and
in the interest of the Company for the purpose of
effecting or otherwise in connection with the
Company's proposed communication with its holders of
H Shares through the Company's website; the supply of
 Corporate Communications by making such Corporate
Communications available on the Company's own website
 is subject to the fulfillment of the following
condition: that each H Shareholders has been asked
individually by the Company to agree that the Company
 may send or supply Corporate Communications to him

PROPOSAL #8.ii: Approve, conditional upon Resolution                       ISSUER          YES          FOR               FOR
10 as specified, the Company may send or supply
Corporate Communications, any document issued or to
be issued by the Company for the information or
action of holders of any of its securities, including
 but not limited to: (a) Directors' report, annual
report, annual accounts together with Auditors'
report and summary financial report; (b) interim
report and summary of interim report; (c) notices of
meetings; (d) listing documents; (e) circulars; and
(f) proxy forms, to its Shareholders by making such
Corporate Communications available on the Company's
own website, and authorize any Director of the
Company for and on behalf of the Company to sign all
such documents and/or do all such things and acts as
the Director may consider necessary or expedient and
in the interest of the Company for the purpose of
effecting or otherwise in connection with the
Company's proposed communication with its holders of
H Shares through the Company's website; the supply of
 Corporate Communications by making such Corporate
Communications available on the Company's own website
 is subject to the fulfillment of the following
condition: the Company has not received any objection
 from such H Shareholders within a 28-day period
beginning with the date on which the Company's

PROPOSAL #S.9: Authorize the Directors of the                              ISSUER          YES        AGAINST           AGAINST
Company, subject to all applicable laws, rules and
regulations and/or requirements of the governmental
or regulatory body of securities in the People's
Republic of China [the PRC], The Stock Exchange of
Hong Kong Limited [the Stock Exchange] or of any
other governmental or regulatory body, to exercise,
whether by a single exercise or otherwise, all the
powers of the Company to allot, issue and deal with
the overseas listed foreign shares [H Shares] during
the relevant period, not exceed 20% of the aggregate
nominal amount of the H Shares of the Company; and
[Authority expires the earlier of the conclusion of
the next AGM of the Company or the expiration of the
period within which the next AGM of the Company is
required by the Articles of Association of the
Company or any applicable Law to be held]; subject to
 the approval of all relevant government authorities
in the PRC for the issue and allotment of and dealing
 in such H Shares being granted to: i) make such
corresponding amendments to the Articles of
Association [the Articles] of the Company as it
thinks fit so as to change the registered capital of
the Company and to reflect the new capital structure
of the Company upon the exercise of the authority to
allot, issue and deal in H Shares as conferred under
this resolution above; and ii) file the amended
Articles with the relevant governmental authorities

PROPOSAL #S.10: Approve the proposed amendments to                         ISSUER          YES          FOR               FOR
the Articles of Association of the Company, and
authorize any 1 Director or the Secretary to the
Board to deal with on behalf of the Company the
relevant filing, amendments and registration [where
necessary] procedures and other related issues
arising from the amendments to the Articles of
Association of the Company

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CHINA OILFIELD SVCS LTD
  TICKER:                N/A             CUSIP:     Y15002101
  MEETING DATE:          8/26/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #S.A: Approve and grant authority for the                         ISSUER          YES          FOR               FOR
making of the recommended voluntary cash tender offer
 by COSL Norwegian AS, an indirect wholly-owned
subsidiary of the Company, to acquire all issued and
outstanding shares in Awilco Offshore ASA, subject to
 the satisfaction of the conditions as specified and
on the terms outlined in the Circular [the 'Offer'],
including without limitation, the method of
acquisition, the subject matter of the acquisition,
the party to the acquisition, the offer price and the
 pricing basis

PROPOSAL #S.B: Authorize the Board of Directors of                         ISSUER          YES          FOR               FOR
the Company [Director] and any one Director. to take
any action and further actions, on behalf of the
Company, it/he considers necessary, appropriate,
desirable or expedient in connection with the Offer,
including without limitation executing and delivering
 any and all agreements, documents and instruments,
if any, to execute and/or perform all necessary and
ancillary actions with respect to the Offer and to
perfect the Offer, including without limitation
making any amendments, revisions, supplements or
waivers of any matters in relation to, in connection
with or incidental to, the Offer which the Board of
Directors consider are in the interest of the
Company, provided that such amendments, revisions,
supplements or waivers shall not result in a material
 change to the material terms of the Offer; and to
deal with any matters in connection with the
financing of the Offer; and any and all past actions
by the Directors which they may deem or have deemed
in their sole discretion to be necessary with respect
 to any of the matters contemplated by this resolution

PROPOSAL #S.C: Approve that the resolution is valid                        ISSUER          YES          FOR               FOR
for a period of 12 months from the date of passing

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CHINA OILFIELD SVCS LTD
  TICKER:                N/A             CUSIP:     Y15002101
  MEETING DATE:          12/29/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #S.1: Approve that, the issue of Domestic                         ISSUER          YES          FOR               FOR
Corporate Bonds in the PRC [subject to the approval
of the CSRC and the conditions of the bonds market in
 the PRC]: as specified; authorize the Board, to deal
 with matters relating to the issue of the Domestic
Corporate Bonds the Board; to deal with all matters
in connection with the issue of the Domestic
Corporate Bonds in the PRC, including but not limited
 to the following: [i] so far as permitted by laws
and regulations, implement specific plan for the
issue of the Domestic Corporate Bonds and make
amendments and adjustments to the terms of the issue
according to market conditions and the conditions of
the Company, including but not limited to the timing
of issue, issue size, issue price, maturity, whether
to issue in tranches and their respective size and
maturity, coupon rate and method of determination,
conditions for redemption or repurchase, credit
rating arrangements, guarantees, other terms of the
bonds and all other matters relating to the issue of
the Domestic Corporate Bonds; [ii] take all necessary
 and ancillary actions relating to the issue of the
Domestic Corporate Bonds, including but not limited
to appointing intermediaries for the proposed issue
of the Domestic Corporate Bonds, making underwriting
arrangements and applying to the relevant PRC
regulatory authorities the issue of the Domestic
Corporate Bonds, obtaining approval from the relevant
 PRC regulatory authorities, appointing a trustee for
 the proposed issue of the Domestic Corporate Bonds,
executing trust and custodian agreements and
stipulating rules for bondholders meeting and
arranging for other issues and liquidity matters;
[iii] take all necessary actions to determine and
make arrangements for all matters relating to the
proposed issue and listing of the Domestic Corporate
Bonds, including negotiating, approving, authorizing,
 executing, amending and completing relevant legal
documents, agreements, contracts relating to the
issue and listing of the Domestic Corporate Bonds and
 make appropriate disclosure, and insofar as the
Board shall have taken any actions for the foregoing
matters, to approve, confirm and ratify the same;
[iv] should the polices of the PRC regulatory
authorities in relation to the issue of the Domestic
Corporate Bonds change or the market conditions
change, save for those matters requiring resolutions
by the Shareholders in general meetings as stipulated
 by the relevant laws, regulations and the Articles
of Association, to amend the specific plan for the
issue of the Domestic Corporate Bonds based on the
feedback [if any] from the relevant PRC regulatory
authorities or to exercise discretion to delay or
suspend the issue of the Domestic Corporate Bonds;
[v] deal with any matters relating to the issue and
listing of the Domestic Corporate Bonds pursuant to
the relevant rules of the relevant domestic stock
exchange[s]; and [vi] in the occurrence of an event
of expected inability to repay principals and
interests of the Domestic Corporate Bonds as

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CHINA OILFIELD SVCS LTD
  TICKER:                N/A             CUSIP:     Y15002101
  MEETING DATE:          2/13/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve and ratify, the agreement dated                      ISSUER          YES          FOR               FOR
 19 DEC 2008 [the Agreement] entered into between the
 Company and [Offshore Oil Engineering Co., Limited]
[CNOCC Engineering] in respect of the building of the
 jack-up rigs to named COSL 922, COSL 923 and COSL
924 by CNOCC Engineering for the Company pursuant to
the Agreement, as specified and authorize the
Directors of the Company, acting together,
individually or by Committee, to execute all such
documents and/or to do all such acts on behalf of the
 Company as they may consider necessary, desirable or
 expedient for the purpose of, or in connection with,
 the implementation and completion of the Agreement
and the transactions contemplated therein

PROPOSAL #2.: Approve, the performance of each of the                      ISSUER          YES        AGAINST           AGAINST
 grantees of the stock appreciation rights under the
Stock Appreciation Rights Scheme [the Scheme] [as
specified], to grant to each of the grantees the
share appreciation rights under such Scheme and
authorize the Directors of the Company, acting
together, individually or by Committee, to execute
all such documents and/or to do all such acts on
behalf of the Company as they may consider necessary,
 desirable or expedient for the purpose of, or in
connection with, the implementation and completion of
 the Scheme and the transactions contemplated therein

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CHINA PETE & CHEM CORP
  TICKER:                N/A             CUSIP:     Y15010104
  MEETING DATE:          5/22/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the report of the third Session                      ISSUER          YES          FOR               FOR
 of the Board of Directors of Sinopec Corporation
[including the report of the Board of Directors of
Sinopec Corporation for the year 2008]

PROPOSAL #2.: Receive the report of the third Session                      ISSUER          YES          FOR               FOR
 of the Supervisory Committee of Sinopec Corporation
[including the report of the Supervisory Committee of
 Sinopec Corporation for the year 2008]

PROPOSAL #3.: Approve the audited accounts and                             ISSUER          YES          FOR               FOR
audited consolidated accounts of Sinopec Corporation
for the YE 31 DEC 2008

PROPOSAL #4.: Approve the plan for allocating any                          ISSUER          YES          FOR               FOR
surplus common reserve funds at amount of RMB 20
billion from the after-tax profits

PROPOSAL #5.: Approve the profit distribution plan                         ISSUER          YES          FOR               FOR
for the YE 31 DEC 2008

PROPOSAL #6.: Re-appoint KPMG Huazhen and KPMG as the                      ISSUER          YES          FOR               FOR
 domestic and overseas Auditors of Sinopec
Corporation for the year 2009, respectively, and
authorize the Board of Directors to determine their

PROPOSAL #7.: Authorize the Board of Directors to                          ISSUER          YES          FOR               FOR
determine the interim profit distribution plan of
Sinopec Corporation for 2009

PROPOSAL #8.1: Elect Mr. Su Shulin as a Director                           ISSUER          YES          FOR               FOR

PROPOSAL #8.2: Elect Mr. Wang Tianpu as a Director                         ISSUER          YES          FOR               FOR

PROPOSAL #8.3: Elect Mr. Zhang Yaocang as a Director                       ISSUER          YES          FOR               FOR

PROPOSAL #8.4: Elect Mr. Zhang Jianhua as a Director                       ISSUER          YES          FOR               FOR

PROPOSAL #8.5: Elect Mr. Wang Zhigang as a Director                        ISSUER          YES          FOR               FOR

PROPOSAL #8.6: Elect Mr. Cai Xiyou as a Director                           ISSUER          YES          FOR               FOR

PROPOSAL #8.7: Elect Mr. Cao Yaofeng as a Director                         ISSUER          YES          FOR               FOR

PROPOSAL #8.8: Elect Mr. Li Chunguang as a Director                        ISSUER          YES          FOR               FOR

PROPOSAL #8.9: Elect Mr. Dai Houliang as a Director                        ISSUER          YES          FOR               FOR

PROPOSAL #8.10: Elect Mr. Liu Yun as a Director                            ISSUER          YES          FOR               FOR

PROPOSAL #8.11: Elect Mr. Liu Zhongli as an                                ISSUER          YES          FOR               FOR
Independent Non-Executive Director

PROPOSAL #8.12: Elect Mr. Ye Qing as an Independent                        ISSUER          YES          FOR               FOR
Non-Executive Director

PROPOSAL #8.13: Elect Mr. Li Deshui as an Independent                      ISSUER          YES          FOR               FOR
 Non-Executive Director

PROPOSAL #8.14: Elect Mr. Xie Zhongyu as an                                ISSUER          YES          FOR               FOR
Independent Non-Executive Director

PROPOSAL #8.15: Elect Mr. Chen Xiaojin as an                               ISSUER          YES          FOR               FOR
Independent Non-Executive Director

PROPOSAL #9.1: Elect Mr. Wang Zuoran as a Supervisor                       ISSUER          YES          FOR               FOR

PROPOSAL #9.2: Elect Mr. Zhang Youcai as a Supervisor                      ISSUER          YES          FOR               FOR

PROPOSAL #9.3: Elect Mr. Geng Limin as a Supervisor                        ISSUER          YES          FOR               FOR

PROPOSAL #9.4: Elect Mr. Zou Huiping as a Supervisor                       ISSUER          YES          FOR               FOR

PROPOSAL #9.5: Elect Mr. Li Yonggui as a Supervisor                        ISSUER          YES          FOR               FOR

PROPOSAL #10.: Approve the Service Contracts between                       ISSUER          YES          FOR               FOR
Sinopec Corporation and Directors of the Fourth
Session of the Board Directors and Supervisors of the
 Fourth Session of the Supervisory Committee
[including emoluments provisions]

PROPOSAL #11.: Authorize the Secretary to the Board                        ISSUER          YES          FOR               FOR
of Directors to, on behalf of Sinopec Corporation,
deal with all applications, approval, registrations,
disclosure and filings in relation to the reelection
of Directors and Supervisors

PROPOSAL #S.12: Amend the Articles of Association and                      ISSUER          YES          FOR               FOR
 its appendices of Sinopec Corporation

PROPOSAL #S.13: Authorize the Secretary to the Board                       ISSUER          YES          FOR               FOR
of Directors of Sinopec Corporation to, on behalf of
Sinopec Corporation, deal with all applications,
approval, registrations and filing relevant to the
proposed amendments to the Articles of Association
and its appendices

PROPOSAL #S.14: Authorize the Board of Directors of                        ISSUER          YES        AGAINST           AGAINST
Sinopec Corporation to determine the proposed plan
for issuance of debt financing instrument(s): it is
proposed to the shareholders at the AGM, pursuant to
the relevant regulations, within the maximum balance
of the issuable bonds, namely after issuance, the
relevant accumulative debt financing instruments
balance shall not exceed 40% of the latest total
audited net assets of Sinopec Corporation, to
determine issuance of debt financing instruments,
principal of which shall not exceed 10% of the latest
 audited net assets of Sinopec Corporation stated in
the consolidated financial statements prepared in
accordance with the Accounting Standards for Business
 Enterprises, on one issuance or several issuances,
including but not limited to short term financial
instruments and mid-term financial notes; to
generally and to determine the terms and conditions
and all other matters in relation to the issuance of
such debt financing instrument(s) based on the needs
of Sinopec Corporation and the market conditions,
including without limitation to the determination of
the actual value, interest rate, and term of the
bond(s) subject to the aforementioned limits, as well
 as to the production, execution and disclosure of
all necessary documents thereof; [authority expires
at the completion of the next shareholders meeting of
 Sinopec Corporation]

PROPOSAL #S.15: Authorize the Board of Directors of                        ISSUER          YES        AGAINST           AGAINST
Sinopec Corporation a general mandate to issue new
shares: in order to grant discretion to the Board of
Directors on the flexibility of issuance of new
shares, to allot issue and deal with shares not
exceeding 20% of the existing domestic listed shares
and overseas listed foreign shares of Sinopec
Corporation however, notwithstanding the obtaining of
 the general mandate, any issue of domestic shares
needs shareholders' approval at shareholders' meeting
 in accordance with the relevant PRC Laws and
regulations' it is resolved as follow: 1) Subject to
paragraphs (3) and (4) and pursuant to the Company
Law [the Company Law] of the People's Republic of
China (the PRC) and the listing rules of the relevant
 stock exchanges [as amended from time to time], to
allot, issue and deal with shares during the Relevant
 Period and to determine the terms and conditions for
 the allotment and issue of new shares including the
following terms: a) class and number of new shares to
 be issued; b) price determination method of new
shares and/or issue price [including price range]; c)
 the starting and closing dates for the issue; d)
class and number of the new shares to be issued to
existing shareholders; and e) the making or granting
of offers, agreements and options which might require
 the exercise of such powers; 2) to make or grant
offers, agreements and options which would or might
require the exercise of such powers after the end of
the relevant period; 3) the aggregate nominal amount
of new domestic listed shares and new overseas listed
 foreign shares allotted, issued and dealt with or
agreed conditionally or unconditionally to be
allotted, issued and dealt with [whether pursuant to
an option or otherwise] by the Board of Directors of
Sinopec Corporation pursuant to the approval in
paragraph (1), otherwise than pursuant to issue of
shares by conversion of the surplus reserve into
share capital in accordance with the Company Law of
the PRC and the Articles of Association of Sinopec
Corporation, shall not exceed 20% of each class of
the existing domestic listed shares and overseas
listed foreign shares of Sinopec Corporation In
exercising the powers granted in paragraph (1), the
Board of Directors of Sinopec Corporation must (i)
comply with the Company Law of the PRC and the
relevant regulatory stipulations [as amended from
time to time] of the places where Sinopec Corporation
 is listed; and (ii) obtain approval from China
Securities Regulatory Commission and other relevant
PRC government departments, The Board of Directors of
 Sinopec Corporation, subject to the approval of the
relevant authorities of the PRC and in accordance
with the Company Law of the PRC, authorized to
increase the registered capital of Sinopec
Corporation to the required amount upon the exercise
of the powers pursuant to paragraph (1) above to
authorise the Board of Directors to sign the
necessary documents, complete the necessary
formalities and take other necessary steps to

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CNOOC LTD
  TICKER:                N/A             CUSIP:     Y1662W117
  MEETING DATE:          5/27/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #A.1: Receive and approve the audited                             ISSUER          YES          FOR               FOR
statement of accounts together with the report of the
 Directors and Independent Auditors report thereon
for the YE 31 DEC 2008

PROPOSAL #A.2: Declare a final dividend for the YE 31                      ISSUER          YES          FOR               FOR
 DEC 2008

PROPOSAL #A.3.1: Re-elect Mr. Wu Guangqi as an                             ISSUER          YES          FOR               FOR
Executive Director

PROPOSAL #A.3.2: Re-elect Mr. Cao Xinghe as a Non-                         ISSUER          YES          FOR               FOR
executive Director

PROPOSAL #A.3.3: Re-elect Mr. Wu Zhenfang as a Non-                        ISSUER          YES          FOR               FOR
executive Director

PROPOSAL #A.3.4: Re-elect Dr. Edgar W.K. Cheng as an                       ISSUER          YES          FOR               FOR
Independent Non-Executive Director

PROPOSAL #A.3.5: Authorize the Board of Directors to                       ISSUER          YES          FOR               FOR
fix the remuneration of each of the Directors

PROPOSAL #A.4: Re-appoint the Company's Independent                        ISSUER          YES          FOR               FOR
Auditors and authorize the Board of Directors to fix
their remuneration

PROPOSAL #B.1: Authorize the Directors, subject to                         ISSUER          YES          FOR               FOR
this resolution, during the Relevant Period [as
hereinafter specified], to repurchase shares in the
capital of the Company on The Stock Exchange of Hong
Kong Limited [the Stock Exchange] or on any other
exchange on which the shares of the Company may be
listed and recognized by the Securities and Futures
Commission of Hong Kong and The Stock Exchange for
this purpose [Recognized Stock Exchange], subject to
and in accordance with all applicable Laws, Rules and
 regulations and the requirements of the Rules
Governing the Listing of Securities on the Stock
Exchange of Hong Kong Limited [the Listing Rules], or
 of any other Recognized Stock Exchange and the
articles of association [the Articles] of the
Company; the aggregate nominal amount of shares of
the Company which the Company is authorized to
repurchase pursuant to the approval in this
resolution shall not exceed 10% of the aggregate
nominal amount of the share capital of the Company in
 issue as at the date of the passing of this
resolution; and [Authority expires the earlier of the
 conclusion of the next AGM of the Company or the
expiration of the period within which the next annual
 general meeting of the Company is required by any
applicable laws or the Articles of the Company to be

PROPOSAL #B.2: Authorize the Directors, subject to                         ISSUER          YES        AGAINST           AGAINST
the following provisions of this resolution, during
the Relevant Period [as hereinafter specified], to
allot, issue and deal with additional shares in the
capital of the Company and to make or grant offers,
agreements and options [including bonds, notes,
warrants, debentures and securities convertible into
shares of the Company] which would or might require
the exercise of such powers be and is hereby
generally and unconditionally approved; to make or
grant offers, agreements and options [including
bonds, notes, warrants, debentures and securities
convertible into shares of the Company] which would
or might require the exercise of such powers after
the end of the Relevant Period; the aggregate nominal
 amount of share capital of the Company allotted or
agreed conditionally or unconditionally to be
allotted, issued or dealt with [whether pursuant to
an option or otherwise] by the Directors pursuant to
the approval in this resolution, otherwise than
pursuant to: i) a Rights Issue [as hereinafter
specified]; ii) an issue of shares pursuant to any
specific authority granted by shareholders of the
Company in general meeting, including upon the
exercise of rights of subscription or conversion
under the terms of any warrants issued by the Company
 or any bonds, notes, debentures or securities
convertible into shares of the Company; iii) an issue
 of shares pursuant to the exercise of any option
granted under any share option scheme or similar
arrangement for the time being adopted by the Company
 and/or any of its subsidiaries; iv) any scrip
dividend or similar arrangement providing for the
allotment of shares in lieu of the whole or part of a
 dividend on shares of the Company in accordance with
 the Articles of the Company; or v) any adjustment,
after the date of grant or issue of any options,
rights to subscribe or other securities referred to
above, in the price at which shares in the Company
shall be subscribed, and/or in the number of shares
in the Company which shall be subscribed, on exercise
 of relevant rights under such options, warrants or
other securities, such adjustment being made in
accordance with, or as contemplated by, the terms of
such options, rights to subscribe or other
securities, shall not exceed 20% of the aggregate
nominal amount of the share capital of the Company in
 issue as at the date of the passing of this
resolution; [Authority expires the earlier of the
conclusion of the next AGM of the Company or the
expiration of the period within which the next annual
 general meeting of the Company is required by any

PROPOSAL #B.3: Authorize the Directors, subject to                         ISSUER          YES        AGAINST           AGAINST
the passing of the Resolutions Numbered B.1 and B.2,
to allot, issue and deal with additional shares of
the Company pursuant to Resolution Numbered B.2 be
and hereby extended by the addition to it of an
amount representing the aggregate nominal amount of
the shares in the capital of the Company which are
repurchased by the Company pursuant to and since the
granting to the Company of the general mandate to
repurchase shares in accordance with resolution
numbered B1 set out in this notice, provided that
such extended amount shall not exceed 10% of the
aggregate nominal amount of the share capital of the
Company in issue as at the date of the passing of

PROPOSAL #S.C.1: Amend Article 85 of the Articles of                       ISSUER          YES          FOR               FOR
Association of the Company as specified

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CONOCOPHILLIPS
  TICKER:                COP             CUSIP:     20825C104
  MEETING DATE:          5/13/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1A: ELECTION OF DIRECTOR: RICHARD L.                             ISSUER          YES          FOR               FOR
ARMITAGE
PROPOSAL #1B: ELECTION OF DIRECTOR: RICHARD H.                             ISSUER          YES          FOR               FOR
AUCHINLECK

PROPOSAL #1C: ELECTION OF DIRECTOR: JAMES E.                               ISSUER          YES          FOR               FOR
COPELAND, JR.

PROPOSAL #1D: ELECTION OF DIRECTOR: KENNETH M.                             ISSUER          YES          FOR               FOR
DUBERSTEIN

PROPOSAL #1E: ELECTION OF DIRECTOR: RUTH R. HARKIN                         ISSUER          YES          FOR               FOR

PROPOSAL #1F: ELECTION OF DIRECTOR: HAROLD W. MCGRAW                       ISSUER          YES          FOR               FOR
III

PROPOSAL #1G: ELECTION OF DIRECTOR: JAMES J. MULVA                         ISSUER          YES          FOR               FOR

PROPOSAL #1H: ELECTION OF DIRECTOR: HARALD J. NORVIK                       ISSUER          YES          FOR               FOR

PROPOSAL #1I: ELECTION OF DIRECTOR: WILLIAM K. REILLY                      ISSUER          YES          FOR               FOR

PROPOSAL #1J: ELECTION OF DIRECTOR: BOBBY S. SHACKOULS                     ISSUER          YES          FOR               FOR

PROPOSAL #1K: ELECTION OF DIRECTOR: VICTORIA J.                            ISSUER          YES          FOR               FOR
TSCHINKEL

PROPOSAL #1L: ELECTION OF DIRECTOR: KATHRYN C. TURNER                      ISSUER          YES          FOR               FOR

PROPOSAL #1M: ELECTION OF DIRECTOR: WILLIAM E. WADE,                       ISSUER          YES          FOR               FOR
JR.

PROPOSAL #02: PROPOSAL TO RATIFY APPOINTMENT OF ERNST                      ISSUER          YES          FOR               FOR
 & YOUNG LLP AS CONOCOPHILLIPS' INDEPENDENT
REGISTERED PUBLIC ACCOUNTING FIRM FOR 2009.

PROPOSAL #03: PROPOSAL TO APPROVE 2009 OMNIBUS STOCK                       ISSUER          YES          FOR               FOR
AND PERFORMANCE INCENTIVE PLAN.

PROPOSAL #04: UNIVERSAL HEALTH CARE PRINCIPLES.                          SHAREHOLDER       YES        ABSTAIN           AGAINST

PROPOSAL #05: ADVISORY VOTE ON EXECUTIVE COMPENSATION.                   SHAREHOLDER       YES        AGAINST             FOR

PROPOSAL #06: POLITICAL CONTRIBUTIONS.                                   SHAREHOLDER       YES        ABSTAIN           AGAINST

PROPOSAL #07: GREENHOUSE GAS REDUCTION.                                  SHAREHOLDER       YES        ABSTAIN           AGAINST

PROPOSAL #08: OIL SANDS DRILLING.                                        SHAREHOLDER       YES        ABSTAIN           AGAINST

PROPOSAL #09: DIRECTOR QUALIFICATIONS.                                   SHAREHOLDER       YES        AGAINST             FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CONSOL ENERGY INC.
  TICKER:                CNX             CUSIP:     20854P109
  MEETING DATE:          4/28/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

ELECTION OF DIRECTOR: JOHN WHITMIRE                                        ISSUER          YES          FOR               FOR

ELECTION OF DIRECTOR: J. BRETT HARVEY                                      ISSUER          YES          FOR               FOR

ELECTION OF DIRECTOR: JAMES E. ALTMEYER, SR.                               ISSUER          YES          FOR               FOR

ELECTION OF DIRECTOR: PHILIP W. BAXTER                                     ISSUER          YES          FOR               FOR

ELECTION OF DIRECTOR: WILLIAM E. DAVIS                                     ISSUER          YES          FOR               FOR

ELECTION OF DIRECTOR: RAJ K. GUPTA                                         ISSUER          YES          FOR               FOR

ELECTION OF DIRECTOR: PATRICIA A. HAMMICK                                  ISSUER          YES          FOR               FOR

ELECTION OF DIRECTOR: DAVID C. HARDESTY, JR.                               ISSUER          YES          FOR               FOR

ELECTION OF DIRECTOR: JOHN T. MILLS                                        ISSUER          YES          FOR               FOR

ELECTION OF DIRECTOR: WILLIAM P. POWELL                                    ISSUER          YES          FOR               FOR

ELECTION OF DIRECTOR: JOSEPH T. WILLIAMS                                   ISSUER          YES          FOR               FOR

PROPOSAL #02: RATIFICATION OF ANTICIPATED SELECTION                        ISSUER          YES          FOR               FOR
OF INDEPENDENT AUDITOR: ERNST & YOUNG LLP.

PROPOSAL #03: CONSOL ENERGY INC. AMENDMENT AND                             ISSUER          YES          FOR               FOR
RESTATEMENT OF EQUITY INCENTIVE PLAN.

PROPOSAL #04: SHAREHOLDER PROPOSAL REGARDING MAJORITY                    SHAREHOLDER       YES        AGAINST             FOR
 VOTING.

PROPOSAL #05: SHAREHOLDER PROPOSAL REGARDING EARLY                       SHAREHOLDER       YES        AGAINST             FOR
DISCLOSURE OF VOTING RESULTS OF SHAREHOLDER PROPOSALS.

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                COSMO OIL COMPANY,LIMITED
  TICKER:                N/A             CUSIP:     J08316101
  MEETING DATE:          6/23/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations, Adopt
Reduction of Liability System for Outside Directors,
Adopt Reduction of Liability System for Outside
Auditors

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                DEVON ENERGY CORPORATION
  TICKER:                DVN             CUSIP:     25179M103
  MEETING DATE:          6/3/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

ELECTION OF DIRECTOR: ROBERT L. HOWARD                                     ISSUER          YES          FOR               FOR

ELECTION OF DIRECTOR: MICHAEL M. KANOVSKY                                  ISSUER          YES          FOR               FOR

ELECTION OF DIRECTOR: J. TODD MITCHELL                                     ISSUER          YES          FOR               FOR

ELECTION OF DIRECTOR: J. LARRY NICHOLS                                     ISSUER          YES          FOR               FOR

PROPOSAL #02: RATIFY THE APPOINTMENT OF ROBERT A.                          ISSUER          YES          FOR               FOR
MOSBACHER, JR. AS A DIRECTOR.

PROPOSAL #03: RATIFY THE APPOINTMENT OF THE COMPANY'S                      ISSUER          YES          FOR               FOR
 INDEPENDENT AUDITORS FOR 2009.

PROPOSAL #04: ADOPTION OF THE DEVON ENERGY                                 ISSUER          YES          FOR               FOR
CORPORATION 2009 LONG-TERM INCENTIVE PLAN.

PROPOSAL #05: ADOPT DIRECTOR ELECTION MAJORITY VOTE                      SHAREHOLDER       YES        AGAINST             FOR
STANDARD.

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                EL PASO CORPORATION
  TICKER:                EP              CUSIP:     28336L109
  MEETING DATE:          5/6/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1A: ELECTION OF DIRECTOR: JUAN CARLOS                            ISSUER          YES          FOR               FOR
BRANIFF
PROPOSAL #1B: ELECTION OF DIRECTOR: JAMES L. DUNLAP                        ISSUER          YES          FOR               FOR

PROPOSAL #1C: ELECTION OF DIRECTOR: DOUGLAS L. FOSHEE                      ISSUER          YES          FOR               FOR

PROPOSAL #1D: ELECTION OF DIRECTOR: ROBERT W. GOLDMAN                      ISSUER          YES          FOR               FOR

PROPOSAL #1E: ELECTION OF DIRECTOR: ANTHONY W. HALL,                       ISSUER          YES          FOR               FOR
JR.

PROPOSAL #1F: ELECTION OF DIRECTOR: THOMAS R. HIX                          ISSUER          YES          FOR               FOR

PROPOSAL #1G: ELECTION OF DIRECTOR: FERRELL P. MCCLEAN                     ISSUER          YES          FOR               FOR

PROPOSAL #1H: ELECTION OF DIRECTOR: STEVEN J. SHAPIRO                      ISSUER          YES          FOR               FOR

PROPOSAL #1I: ELECTION OF DIRECTOR: J. MICHAEL TALBERT                     ISSUER          YES          FOR               FOR

PROPOSAL #1J: ELECTION OF DIRECTOR: ROBERT F. VAGT                         ISSUER          YES          FOR               FOR

PROPOSAL #1K: ELECTION OF DIRECTOR: JOHN L. WHITMIRE                       ISSUER          YES          FOR               FOR

PROPOSAL #02: APPROVAL OF THE EL PASO CORPORATION                          ISSUER          YES          FOR               FOR
2005 OMNIBUS INCENTIVE COMPENSATION PLAN.

PROPOSAL #03: APPROVAL OF THE EL PASO CORPORATION                          ISSUER          YES          FOR               FOR
EMPLOYEE STOCK PURCHASE PLAN.

PROPOSAL #04: RATIFICATION OF THE APPOINTMENT OF                           ISSUER          YES          FOR               FOR
ERNST & YOUNG LLP AS OUR INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM.

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ENCANA CORP MEDIUM TERM NTS  CDS-
  TICKER:                N/A             CUSIP:     292505104
  MEETING DATE:          4/22/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.1: Elect Mr. Ralph S. Cunningham as a                          ISSUER          YES          FOR               FOR
Director

PROPOSAL #1.2: Elect Mr. Patrick D. Daniel as a                            ISSUER          YES          FOR               FOR
Director

PROPOSAL #1.3: Elect Mr. Ian W. Delaney as a Director                      ISSUER          YES          FOR               FOR

PROPOSAL #1.4: Elect Mr. Randall K. Eresman as a                           ISSUER          YES          FOR               FOR
Director

PROPOSAL #1.5: Elect Mr. Claire S. Farley as a                             ISSUER          YES          FOR               FOR
Director
PROPOSAL #1.6: Elect Mr. Michael A. Grandin as a                           ISSUER          YES          FOR               FOR
Director

PROPOSAL #1.7: Elect Mr. Barry W. Harrison as a                            ISSUER          YES          FOR               FOR
Director

PROPOSAL #1.8: Elect Mr. Valerie A. A. Nielsen as a                        ISSUER          YES          FOR               FOR
Director

PROPOSAL #1.9: Elect Mr. David P. O'Brien as a                             ISSUER          YES          FOR               FOR
Director
PROPOSAL #1.10: Elect Mr. Jane L. Peverett as a                            ISSUER          YES          FOR               FOR
Director

PROPOSAL #1.11: Elect Mr. Allan P. Sawin as a Director                     ISSUER          YES          FOR               FOR

PROPOSAL #1.12: Elect Mr. Wayne G. Thomson as a                            ISSUER          YES          FOR               FOR
Director

PROPOSAL #1.13: Elect Mr. Clayton H. Woitas as a                           ISSUER          YES          FOR               FOR
Director

PROPOSAL #2.: Appoint PricewaterhouseCoopers LLP as                        ISSUER          YES          FOR               FOR
the Auditors for the ensuing year and authorize the
Board of Directors to fix their remuneration

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ENCANA CORPORATION
  TICKER:                ECA             CUSIP:     292505104
  MEETING DATE:          4/22/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

ELECTION OF DIRECTOR: RALPH S. CUNNINGHAM                                  ISSUER          YES          FOR               FOR

ELECTION OF DIRECTOR: PATRICK D. DANIEL                                    ISSUER          YES          FOR               FOR

ELECTION OF DIRECTOR: IAN W. DELANEY                                       ISSUER          YES          FOR               FOR

ELECTION OF DIRECTOR: RANDALL K. ERESMAN                                   ISSUER          YES          FOR               FOR

ELECTION OF DIRECTOR: CLAIRE S. FARLEY                                     ISSUER          YES          FOR               FOR

ELECTION OF DIRECTOR: MICHAEL A. GRANDIN                                   ISSUER          YES          FOR               FOR

ELECTION OF DIRECTOR: BARRY W. HARRISON                                    ISSUER          YES          FOR               FOR

ELECTION OF DIRECTOR: VALERIE A.A. NIELSEN                                 ISSUER          YES          FOR               FOR

ELECTION OF DIRECTOR: DAVID P. O'BRIEN                                     ISSUER          YES          FOR               FOR

ELECTION OF DIRECTOR: JANE L. PEVERETT                                     ISSUER          YES          FOR               FOR

ELECTION OF DIRECTOR: ALLAN P. SAWIN                                       ISSUER          YES          FOR               FOR

ELECTION OF DIRECTOR: WAYNE G. THOMSON                                     ISSUER          YES          FOR               FOR

ELECTION OF DIRECTOR: CLAYTON H. WOITAS                                    ISSUER          YES          FOR               FOR

PROPOSAL #02: APPOINTMENT OF AUDITORS -                                    ISSUER          YES          FOR               FOR
PRICEWATERHOUSECOOPERS LLP AT A REMUNERATION TO BE
FIXED BY THE BOARD OF DIRECTORS.

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ENI S P A
  TICKER:                N/A             CUSIP:     T3643A145
  MEETING DATE:          4/29/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the balance sheet as of 31 DEC                       ISSUER          NO           N/A               N/A
2008 of ENI SPA, consolidated balance sheet as of 31
DEC 2008, Directors, Board of Auditors and auditing
Company's reporting

PROPOSAL #2.: Approve the profits of allocation                            ISSUER          NO           N/A               N/A

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ENSCO INTERNATIONAL INCORPORATED
  TICKER:                ESV             CUSIP:     26874Q100
  MEETING DATE:          5/28/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1A: ELECTION OF DIRECTOR: GERALD W. HADDOCK                      ISSUER          YES          FOR               FOR

PROPOSAL #1B: ELECTION OF DIRECTOR: PAUL E. ROWSEY,                        ISSUER          YES          FOR               FOR
III
PROPOSAL #1C: ELECTION OF DIRECTOR: C. CHRISTOPHER                         ISSUER          YES          FOR               FOR
GAUT
PROPOSAL #02: APPROVAL OF AN AMENDMENT TO THE ENSCO                        ISSUER          YES          FOR               FOR
2005 LONG-TERM INCENTIVE PLAN AND REAPPROVAL OF THE
MATERIAL TERMS OF THE PERFORMANCE GOALS THEREIN FOR
PURPOSES OF SECTION 162(M) OF THE INTERNAL REVENUE
CODE.

PROPOSAL #03: RATIFICATION OF THE AUDIT COMMITTEE'S                        ISSUER          YES          FOR               FOR
APPOINTMENT OF KPMG LLP AS OUR INDEPENDENT REGISTERED
 PUBLIC ACCOUNTING FIRM FOR 2009.

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                EOG RESOURCES, INC.
  TICKER:                EOG             CUSIP:     26875P101
  MEETING DATE:          4/29/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1A: ELECTION OF DIRECTOR: GEORGE A. ALCORN                       ISSUER          YES          FOR               FOR

PROPOSAL #1B: ELECTION OF DIRECTOR: CHARLES R. CRISP                       ISSUER          YES          FOR               FOR

PROPOSAL #1C: ELECTION OF DIRECTOR: JAMES C. DAY                           ISSUER          YES          FOR               FOR

PROPOSAL #1D: ELECTION OF DIRECTOR: MARK G. PAPA                           ISSUER          YES          FOR               FOR

PROPOSAL #1E: ELECTION OF DIRECTOR: H. LEIGHTON                            ISSUER          YES          FOR               FOR
STEWARD

PROPOSAL #1F: ELECTION OF DIRECTOR: DONALD F. TEXTOR                       ISSUER          YES          FOR               FOR

PROPOSAL #1G: ELECTION OF DIRECTOR: FRANK G. WISNER                        ISSUER          YES          FOR               FOR

PROPOSAL #02: TO RATIFY THE APPOINTMENT BY THE AUDIT                       ISSUER          YES          FOR               FOR
COMMITTEE OF THE BOARD OF DIRECTORS OF DELOITTE &
TOUCHE LLP, INDEPENDENT PUBLIC ACCOUNTANTS, AS
AUDITORS FOR THE COMPANY FOR THE YEAR ENDING DECEMBER
 31, 2009.

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                EQT CORPORATION
  TICKER:                EQT             CUSIP:     26884L109
  MEETING DATE:          4/22/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

ELECTION OF DIRECTOR: PHILIP G. BEHRMAN                                    ISSUER          YES          FOR               FOR

ELECTION OF DIRECTOR: A. BRAY CARY, JR.                                    ISSUER          YES          FOR               FOR

ELECTION OF DIRECTOR: BARBARA S. JEREMIAH                                  ISSUER          YES          FOR               FOR

ELECTION OF DIRECTOR: LEE T. TODD, JR.                                     ISSUER          YES          FOR               FOR

PROPOSAL #2: RATIFY APPOINTMENT OF ERNST & YOUNG LLP                       ISSUER          YES          FOR               FOR
AS INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS

PROPOSAL #3: APPROVE EQT CORPORATION 2009 LONG-TERM                        ISSUER          YES          FOR               FOR
INCENTIVE PLAN

PROPOSAL #4: APPROVE EQT CORPORATION 2008 EMPLOYEE                         ISSUER          YES          FOR               FOR
STOCK PURCHASE PLAN

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                EXXON MOBIL CORPORATION
  TICKER:                XOM             CUSIP:     30231G102
  MEETING DATE:          5/27/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

ELECTION OF DIRECTOR: M.J. BOSKIN                                          ISSUER          YES          FOR               FOR

ELECTION OF DIRECTOR: L.R. FAULKNER                                        ISSUER          YES          FOR               FOR

ELECTION OF DIRECTOR: K.C. FRAZIER                                         ISSUER          YES          FOR               FOR

ELECTION OF DIRECTOR: W.W. GEORGE                                          ISSUER          YES          FOR               FOR

ELECTION OF DIRECTOR: R.C. KING                                            ISSUER          YES          FOR               FOR

ELECTION OF DIRECTOR: M.C. NELSON                                          ISSUER          YES          FOR               FOR

ELECTION OF DIRECTOR: S.J. PALMISANO                                       ISSUER          YES          FOR               FOR

ELECTION OF DIRECTOR: S.S REINEMUND                                        ISSUER          YES          FOR               FOR

ELECTION OF DIRECTOR: R.W. TILLERSON                                       ISSUER          YES          FOR               FOR

ELECTION OF DIRECTOR: E.E. WHITACRE, JR.                                   ISSUER          YES          FOR               FOR

PROPOSAL #02: RATIFICATION OF INDEPENDENT AUDITORS                         ISSUER          YES          FOR               FOR
(PAGE 50)

PROPOSAL #03: CUMULATIVE VOTING (PAGE 51)                                SHAREHOLDER       YES        AGAINST             FOR

PROPOSAL #04: SPECIAL SHAREHOLDER MEETINGS (PAGE 53)                     SHAREHOLDER       YES        AGAINST             FOR

PROPOSAL #05: INCORPORATE IN NORTH DAKOTA (PAGE 54)                      SHAREHOLDER       YES        AGAINST             FOR

PROPOSAL #06: BOARD CHAIRMAN AND CEO (PAGE 55)                           SHAREHOLDER       YES        AGAINST             FOR

PROPOSAL #07: SHAREHOLDER ADVISORY VOTE ON EXECUTIVE                     SHAREHOLDER       YES        AGAINST             FOR
COMPENSATION (PAGE 57)

PROPOSAL #08: EXECUTIVE COMPENSATION REPORT (PAGE 59)                    SHAREHOLDER       YES        AGAINST             FOR

PROPOSAL #09: CORPORATE SPONSORSHIPS REPORT (PAGE 60)                    SHAREHOLDER       YES        ABSTAIN           AGAINST

PROPOSAL #10: AMENDMENT OF EEO POLICY (PAGE 62)                          SHAREHOLDER       YES          FOR             AGAINST

PROPOSAL #11: GREENHOUSE GAS EMISSIONS GOALS (PAGE 63)                   SHAREHOLDER       YES        ABSTAIN           AGAINST

PROPOSAL #12: CLIMATE CHANGE AND TECHNOLOGY REPORT                       SHAREHOLDER       YES        ABSTAIN           AGAINST
(PAGE 65)

PROPOSAL #13: RENEWABLE ENERGY POLICY (PAGE 66)                          SHAREHOLDER       YES        ABSTAIN           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                GAZPROM NEFT OJSC, MOSCOW
  TICKER:                N/A             CUSIP:     X7813K101
  MEETING DATE:          6/22/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the annual report as of FY 2008                      ISSUER          YES          FOR               FOR

PROPOSAL #2.: Approve the annual accounting report,                        ISSUER          YES          FOR               FOR
profit and losses report as of FY 2008

PROPOSAL #3.: Approve the distribution of profit and                       ISSUER          YES          FOR               FOR
losses, dividend payments as of 2008 FY

PROPOSAL #4.: Elect the Board of Directors                                 ISSUER          YES        AGAINST           AGAINST

PROPOSAL #5.: Elect the Audit Commission                                   ISSUER          YES          FOR               FOR

PROPOSAL #6.: Approve the Auditor                                          ISSUER          YES          FOR               FOR

PROPOSAL #7.: Approve the remuneration to be paid to                       ISSUER          YES          FOR               FOR
the members of the Board of Directors

PROPOSAL #8.: Approve the remuneration to be paid to                       ISSUER          YES          FOR               FOR
the members of the Audit Commission

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                GAZPROM O A O
  TICKER:                N/A             CUSIP:     368287207
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approval of the annual report of the                         ISSUER          YES          FOR               FOR
Company.

PROPOSAL #2.: Approval of the annual accounting                            ISSUER          YES          FOR               FOR
statements, including the profit and loss reports
[profit and loss accounts] of the Company.

PROPOSAL #3.: Approval of the distribution of profit                       ISSUER          YES          FOR               FOR
of the Company based on the results of 2008.

PROPOSAL #4.: Regarding the amount of, time for and                        ISSUER          YES          FOR               FOR
form of payment of dividends based on the results of
2008.

PROPOSAL #5.: Approval of the External Auditor of the                      ISSUER          YES          FOR               FOR
 Company.

PROPOSAL #6.: Regarding the remuneration of Members                        ISSUER          YES        AGAINST           AGAINST
of the Board of Directors and Audit Commission of the
 Company.

PROPOSAL #7.1: Approve, in accordance with Chapter XI                      ISSUER          YES          FOR               FOR
 of the Federal Law on Joint Stock Companies and
Chapter XI of the Charter of OAO Gazprom, to enter
into an agreement between OAO Gazprom and Gazprombank
 [Open Joint Stock Company] regarding receipt by OAO
Gazprom of funds in a maximum sum of 500 million U.S.
 dollars or its equivalent in rubles or euros, for a
term of up to and including 5 years, with interest
for using the loans to be paid at a rate not
exceeding 15% per annum in the case of loans in U.S.
dollars / euros and at a rate not exceeding the Bank
of Russia's refinancing rate in effect on the date of
 entry into the applicable loan agreement, plus 3%
per annum, in the case of loans in rubles.

PROPOSAL #7.2: Approve, in accordance with Chapter XI                      ISSUER          YES          FOR               FOR
 of the Federal Law on Joint Stock Companies and
Chapter XI of the Charter of OAO Gazprom, to enter
into an agreement between OAO Gazprom and Sberbank of
 Russia OAO regarding receipt by OAO Gazprom of funds
 in a maximum sum of 1.5 billion U.S. dollars or its
equivalent in rubles or euros, for a term of up to
and including 5 years, with interest for using the
loans to be paid at a rate not exceeding 15% per
annum in the case of loans in U.S. dollars / euros
and at a rate not exceeding the Bank of Russia's
refinancing rate in effect on the date of entry into
the applicable loan agreement, plus 3% per annum, in
the case of loans in rubles.

PROPOSAL #7.3: Approve, in accordance with Chapter XI                      ISSUER          YES          FOR               FOR
 of the Federal Law on Joint Stock Companies and
Chapter XI of the Charter of OAO Gazprom, to enter
into an agreement between OAO Gazprom and OAO VTB
Bank regarding receipt by OAO Gazprom of funds in a
maximum sum of 1 billion U.S. dollars or its
equivalent in rubles or euros, for a term of up to
and including 5 years, with interest for using the
loans to be paid at a rate not exceeding 15% per
annum in the case of loans in U.S. dollars / euros
and at a rate not exceeding the Bank of Russia's
refinancing rate in effect on the date of entry into
the applicable loan agreement, plus 3% per annum, in
the case of loans in rubles.

PROPOSAL #7.4: Approve, in accordance with Chapter XI                      ISSUER          YES          FOR               FOR
 of the Federal Law on Joint Stock Companies and
Chapter XI of the Charter of OAO Gazprom, to enter
into an agreement between OAO Gazprom and State
Corporation Bank for Development and Foreign Economic
 Affairs [Vnesheconombank] regarding receipt by OAO
Gazprom of funds in a maximum sum of 6 billion U.S.
dollars or its equivalent in rubles or euros, for a
term of up to and including 5 years, with interest
for using the loans to be paid at a rate not
exceeding 15% per annum in the case of loans in U.S.
dollars / euros and at a rate not exceeding the Bank
of Russia's refinancing rate in effect on the date of
 entry into the applicable loan agreement, plus 3%
per annum, in the case of loans in rubles.

PROPOSAL #7.5: Approve, in accordance with Chapter XI                      ISSUER          YES          FOR               FOR
 of the Federal Law on Joint Stock Companies and
Chapter XI of the Charter of OAO Gazprom, to enter
into an agreement between OAO Gazprom and OAO
Rosselkhozbank regarding receipt by OAO Gazprom of
funds in a maximum sum of 1.5 billion U.S. dollars or
 its equivalent in rubles or euros, for a term of up
to and including 5 years, with interest for using the
 loans to be paid at a rate not exceeding 15% per
annum in the case of loans in U.S. dollars / euros
and at a rate not exceeding the Bank of Russia's
refinancing rate in effect on the date of entry into
the applicable loan agreement, plus 3% per annum, in
the case of loans in rubles.

PROPOSAL #7.6: Approve, in accordance with Chapter XI                      ISSUER          YES          FOR               FOR
 of the Federal Law on Joint Stock Companies and
Chapter XI of the Charter of OAO Gazprom, to enter
into an agreement between OAO Gazprom and Gazprombank
 [Open Joint Stock Company], to be entered into
pursuant to a loan facility agreement between OAO
Gazprom and the bank, involving receipt by OAO
Gazprom of funds in a maximum sum of 25 billion
rubles, for a term not exceeding 30 calendar days,
with interest for using the loans to be paid at a
rate not exceeding the indicative rate based on the
offered rates of Russian ruble loans [deposits] in
the Moscow money market [MosPrime Rate] established
for loans with a maturity equal to the period of
using the applicable loan, quoted as of the date of
entry into the applicable transaction, increased by

PROPOSAL #7.7: Approve, in accordance with Chapter XI                      ISSUER          YES          FOR               FOR
 of the Federal Law on Joint Stock Companies and
Chapter XI of the Charter of OAO Gazprom, to enter
into an agreement between OAO Gazprom and Sberbank of
 Russia OAO, to be entered into pursuant to a loan
facility agreement between OAO Gazprom and the bank,
involving receipt by OAO Gazprom of funds in a
maximum sum of 17 billion rubles, for a term not
exceeding 30 calendar days, with interest for using
the loans to be paid at a rate not exceeding the
indicative rate based on the offered rates of Russian
 ruble loans [deposits] in the Moscow money market
[MosPrime Rate] established for loans with a maturity
 equal to the period of using the applicable loan,
quoted as of the date of entry into the applicable

PROPOSAL #7.8: Approve, in accordance with Chapter XI                      ISSUER          YES          FOR               FOR
 of the Federal Law on Joint Stock Companies and
Chapter XI of the Charter of OAO Gazprom, to enter
into an agreement between OAO Gazprom and ZAO
Gazenergoprombank, to be entered into pursuant to a
loan facility agreement between OAO Gazprom and the
bank, involving receipt by OAO Gazprom of funds in a
maximum sum of 100 million U.S. dollars, for a term
not exceeding 30 calendar days, with interest for
using the loans to be paid at a rate not exceeding
the London Interbank Offered Rate [LIBOR] established
 for loans with a maturity equal to the period of
using the applicable loan, quoted as of the date of
entry into the applicable transaction, increased by

PROPOSAL #7.9: Approve, in accordance with Chapter XI                      ISSUER          YES          FOR               FOR
 of the Federal Law on Joint Stock Companies and
Chapter XI of the Charter of OAO Gazprom, to enter
into an agreement between OAO Gazprom and OAO VTB
Bank, to be entered into pursuant to a loan facility
agreement between OAO Gazprom and the bank, involving
 receipt by OAO Gazprom of funds in a maximum sum of
5 billion rubles, for a term not exceeding 30
calendar days, with interest for using the loans to
be paid at a rate not exceeding the indicative rate
based on the offered rates of Russian ruble loans
[deposits] in the Moscow money market [MosPrime Rate]
 established for loans with a maturity equal to the
period of using the applicable loan, quoted as of the
 date of entry into the applicable transaction,

PROPOSAL #7.10: Approve, in accordance with Chapter                        ISSUER          YES          FOR               FOR
XI of the Federal Law on Joint Stock Companies and
Chapter XI of the Charter of OAO Gazprom, to enter
into an agreement between OAO Gazprom and Gazprombank
 [Open Joint Stock Company] pursuant to which
Gazprombank [Open Joint Stock Company] will, upon the
 terms and conditions announced by it, accept and
credit funds transferred to accounts opened by OAO
Gazprom and conduct operations through the accounts
in accordance with OAO Gazprom's instructions, as
well as agreements between OAO Gazprom and
Gazprombank [Open Joint Stock Company] regarding
maintenance in the account of a non-reducible balance
 in a maximum sum not exceeding 20 billion rubles or
its equivalent in a foreign currency for each
transaction, with interest to be paid by the bank at
a rate not lower than 0.1% per annum in the relevant

PROPOSAL #7.11: Approve, in accordance with Chapter                        ISSUER          YES          FOR               FOR
XI of the Federal Law on Joint Stock Companies and
Chapter XI of the Charter of OAO Gazprom, to enter
into an agreement between OAO Gazprom and Sberbank of
 Russia OAO pursuant to which Sberbank of Russia OAO
will, upon the terms and conditions announced by it,
accept and credit funds transferred to accounts
opened by OAO Gazprom and conduct operations through
the accounts in accordance with OAO Gazprom's

PROPOSAL #7.12: Approve, in accordance with Chapter                        ISSUER          YES          FOR               FOR
XI of the Federal Law on Joint Stock Companies and
Chapter XI of the Charter of OAO Gazprom, to enter
into an agreement between OAO Gazprom and ZAO
Gazenergoprombank pursuant to which ZAO
Gazenergoprombank will, upon the terms and conditions
 announced by it, accept and credit funds transferred
 to accounts opened by OAO Gazprom and conduct
operations through the accounts in accordance with
OAO Gazprom's instructions.

PROPOSAL #7.13: Approve, in accordance with Chapter                        ISSUER          YES          FOR               FOR
XI of the Federal Law on Joint Stock Companies and
Chapter XI of the Charter of OAO Gazprom, to enter
into an agreement between OAO Gazprom and OAO VTB
Bank pursuant to which OAO VTB Bank will, upon the
terms and conditions announced by it, accept and
credit funds transferred to accounts opened by OAO
Gazprom and conduct operations through the accounts
in accordance with OAO Gazprom's instructions.

PROPOSAL #7.14: Approve, in accordance with Chapter                        ISSUER          YES          FOR               FOR
XI of the Federal Law on Joint Stock Companies and
Chapter XI of the Charter of OAO Gazprom, to enter
into an agreement between OAO Gazprom and Gazprombank
 [Open Joint Stock Company] pursuant to which the
bank will provide services to OAO Gazprom making use
of the Bank Client electronic payments system,
including, without limitation, receipt from OAO
Gazprom of electronic payment documents for executing
 expense operations through accounts, provision of
the account electronic statements and conduct of
other electronic document processing, and OAO Gazprom
 will pay for the services provided at such tariffs
of the bank as may be in effect at the time the

PROPOSAL #7.15: Approve, in accordance with Chapter                        ISSUER          YES          FOR               FOR
XI of the Federal Law on Joint Stock Companies and
Chapter XI of the Charter of OAO Gazprom, to enter
into an agreement between OAO Gazprom and Sberbank of
 Russia OAO pursuant to which Sberbank of Russia OAO
will provide services to OAO Gazprom making use of
the Client Sberbank electronic payments system,
including, without limitation, receipt from OAO
Gazprom of electronic payment documents for executing
 expense operations through accounts, provision of
the account electronic statements and conduct of
other electronic document processing, and OAO Gazprom
 will pay for the services provided at such tariffs
of Sberbank of Russia OAO as may be in effect at the
time the services are provided.

PROPOSAL #7.16: Approve, in accordance with Chapter                        ISSUER          YES          FOR               FOR
XI of the Federal Law on Joint Stock Companies and
Chapter XI of the Charter of OAO Gazprom, to enter
into an agreement between OAO Gazprom and ZAO
Gazenergoprombank pursuant to which ZAO
Gazenergoprombank will provide services to OAO
Gazprom making use of the Bank Client electronic
payments system, including, without limitation,
receipt from OAO Gazprom of electronic payment
documents for executing expense operations through
accounts, provision of the account electronic
statements and conduct of other electronic document
processing, and OAO Gazprom will pay for the services
 provided at such tariffs of ZAO Gazenergoprombank as
 may be in effect at the time the services are

PROPOSAL #7.17: Approve, in accordance with Chapter                        ISSUER          YES          FOR               FOR
XI of the Federal Law on Joint Stock Companies and
Chapter XI of the Charter of OAO Gazprom, to enter
into an agreement between OAO Gazprom and OAO VTB
Bank pursuant to which OAO VTB Bank will provide
services to OAO Gazprom making use of the Bank Client
 electronic payments system, including, without
limitation, receipt from OAO Gazprom of electronic
payment documents for executing expense operations
through accounts, provision of the account electronic
 statements and conduct of other electronic document
processing, and OAO Gazprom will pay for the services
 provided at such tariffs of OAO VTB Bank as may be
in effect at the time the services are provided.

PROPOSAL #7.18: Approve, in accordance with Chapter                        ISSUER          YES          FOR               FOR
XI of the Federal Law on Joint Stock Companies and
Chapter XI of the Charter of OAO Gazprom, the foreign
 currency purchase/sale transactions between OAO
Gazprom and Gazprombank [Open Joint Stock Company],
to be entered into under the General Agreement on the
 Conduct of Conversion Operations between OAO Gazprom
 and the bank dated as of September 12, 2006, No.
3446, in a maximum sum of 500 million U.S. dollars or
 its equivalent in rubles, euros or other currency
for each transaction.

PROPOSAL #7.19: Approve, in accordance with Chapter                        ISSUER          YES          FOR               FOR
XI of the Federal Law on Joint Stock Companies and
Chapter XI of the Charter of OAO Gazprom, to enter
into an agreement between OAO Gazprom and Gazprombank
 [Open Joint Stock Company] pursuant to which OAO
Gazprom will grant suretyships to secure performance
of OAO Gazprom's subsidiaries' obligations to
Gazprombank [Open Joint Stock Company] with respect
to the bank's guarantees issued to the Russian
Federation's tax authorities in connection with the
subsidiaries challenging such tax authorities' claims
 in court, in an aggregate maximum sum equivalent to
500 million U.S. dollars and for a period of not more
 than 14 months.

PROPOSAL #7.20: Approve, in accordance with Chapter                        ISSUER          YES          FOR               FOR
XI of the Federal Law on Joint Stock Companies and
Chapter XI of the Charter of OAO Gazprom, to enter
into an agreement between OAO Gazprom and Sberbank of
 Russia OAO pursuant to which OAO Gazprom will grant
suretyships to secure performance of OAO Gazprom's
subsidiaries' obligations to Sberbank of Russia OAO
with respect to the bank's guarantees issued to the
Russian Federation's tax authorities in connection
with the subsidiary companies challenging such tax
authorities' claims in court, in an aggregate maximum
 sum equivalent to 500 million U.S. dollars and for a
 period of not more than 14 months.

PROPOSAL #7.21: Approve, in accordance with Chapter                        ISSUER          YES          FOR               FOR
XI of the Federal Law on Joint Stock Companies and
Chapter XI of the Charter of OAO Gazprom, to enter
into an agreement between OAO Gazprom and Gazprombank
 [Open Joint Stock Company] pursuant to which OAO
Gazprom will grant suretyships to secure performance
of OAO Gazprom's subsidiaries' obligations to
Gazprombank [Open Joint Stock Company] with respect
to the bank's guarantees issued to the Russian
Federation's tax authorities related to such
companies' obligations to pay excise taxes in
connection with exports of petroleum products that
are subject to excise taxes, and eventual penalties,
in a maximum sum of 1.8 billion rubles and for a
period of not more than 14 months.

PROPOSAL #7.22: Approve, in accordance with Chapter                        ISSUER          YES          FOR               FOR
XI of the Federal Law on Joint Stock Companies and
Chapter XI of the Charter of OAO Gazprom, to enter
into an agreement between OAO Gazprom and Nord Stream
 AG pursuant to which OAO Gazprom will issue a
guarantee [suretyship] to Nord Stream AG to secure
performance of OOO Gazprom Export's obligations under
 a gas transportation agreement between Nord Stream
AG and OOO Gazprom Export, including its obligations
to pay a tariff for the transportation of gas via the
 North Stream gas pipeline on the basis of an agreed-
upon model for calculating the tariff, in an
aggregate maximum sum of 24.035 billion euros.

PROPOSAL #7.23: Approve, in accordance with Chapter                        ISSUER          YES          FOR               FOR
XI of the Federal Law on Joint Stock Companies and
Chapter XI of the Charter of OAO Gazprom, to enter
into an agreement between OAO Gazprom and Gazprombank
 [Open Joint Stock Company] pursuant to which
Gazprombank [Open Joint Stock Company] undertakes
under instructions of OAO Gazprom and for a fee not
exceeding 0.5% per annum, to open on a monthly basis
documentary irrevocable uncovered letters of credit
in favor of AK Uztransgaz in connection with payments
 for its services related to natural gas
transportation across the territory of the Republic
of Uzbekistan, with the maximum amount under all of
the simultaneously outstanding letters of credit
being 81 million U.S. dollars.

PROPOSAL #7.24: Approve, in accordance with Chapter                        ISSUER          YES          FOR               FOR
XI of the Federal Law on Joint Stock Companies and
Chapter XI of the Charter of OAO Gazprom, to enter
into an agreement between OAO Gazprom and OAO
Beltransgaz pursuant to which OAO Gazprom will grant
OAO Beltransgaz temporary possession and use of the
facilities of the Yamal-Europe trunk gas pipeline
system and related service equipment that are
situated in the territory of the Republic of Belarus
for a period of not more than 12 months and OAO
Beltransgaz will make payment for using such property
 in a maximum sum of 6.33 billion rubles.

PROPOSAL #7.25: Approve, in accordance with Chapter                        ISSUER          YES          FOR               FOR
XI of the Federal Law on Joint Stock Companies and
Chapter XI of the Charter of OAO Gazprom, to enter
into an agreement between OAO Gazprom and OAO
Gazpromregiongaz pursuant to which OAO Gazprom will
grant OAO Gazpromregiongaz temporary possession and
use of the property complex of the gas distribution
system, comprised of facilities designed to transport
 and supply gas directly to consumers [gas off taking
 pipelines, gas distribution pipelines, inter-
township and street gas pipelines, high-, medium- and
 low-pressure gas pipelines, gas flow control
stations and buildings], for a period of not more
than 12 months and OAO Gazpromregiongaz will make
payment for using such property in a maximum sum of

PROPOSAL #7.26: Approve, in accordance with Chapter                        ISSUER          YES          FOR               FOR
XI of the Federal Law on Joint Stock Companies and
Chapter XI of the Charter of OAO Gazprom, to enter
into an agreement between OAO Gazprom and ZAO Gazprom
 Neft Orenburg pursuant to which OAO Gazprom will
grant ZAO Gazprom Neft Orenburg temporary possession
and use of the wells and downhole and above-ground
well equipment within the Eastern Segment of the
Orenburgskoye oil and gas-condensate field for a
period of not more than 12 months and ZAO Gazprom
Neft Orenburg will make payment for using such
property in a maximum sum of 1.5 billion rubles.

PROPOSAL #7.27: Approve, in accordance with Chapter                        ISSUER          YES          FOR               FOR
XI of the Federal Law on Joint Stock Companies and
Chapter XI of the Charter of OAO Gazprom, to enter
into an agreement between OAO Gazprom and OAO
Gazpromtrubinvest pursuant to which OAO Gazprom will
grant OAO Gazpromtrubinvest temporary possession and
use of the building and equipment of a tubing and
casing manufacturing facility with a thermal
treatment shop and pipe coating unit, situated in the
 Kostromskaya Region, town of Volgorechensk, for a
period of not more than 12 months and OAO
Gazpromtrubinvest will make payment for using such
property in a maximum sum of 451 million rubles.

PROPOSAL #7.28: Approve, in accordance with Chapter                        ISSUER          YES          FOR               FOR
XI of the Federal Law on Joint Stock Companies and
Chapter XI of the Charter of OAO Gazprom, to enter
into an agreement between OAO Gazprom and OAO
Lazurnaya pursuant to which OAO Gazprom will grant
OAO Lazurnaya temporary possession and use of the
property of the first and second units of the
Lazurnaya Peak Hotel complex, situated in the city of
 Sochi, for a period of not more than 12 months and
OAO Lazurnaya will make payment for using such
property in a maximum sum of 93.3 million rubles.

PROPOSAL #7.29: Approve, in accordance with Chapter                        ISSUER          YES          FOR               FOR
XI of the Federal Law on Joint Stock Companies and
Chapter XI of the Charter of OAO Gazprom, to enter
into an agreement between OAO Gazprom and DOAO
Tsentrenergogaz of OAO Gazprom pursuant to which OAO
Gazprom will grant DOAO Tsentrenergogaz of OAO
Gazprom temporary possession and use of the building
and equipment of the repair and machining shop at the
 home base of the oil and gas production department
for the Zapolyarnoye gas-oil-condensate field,
situated in the Yamalo-Nenetskiy Autonomous Area,
Tazovskiy District, township of Novozapolyarnyi, as
well as of the building and equipment of the repair
and machining shop at the Southern Regional Repair
Base, situated in the Stavropolskiy Province, town of
 Izobilnyi, for a period of not more than 12 months
and DOAO Tsentrenergogaz of OAO Gazprom will make
payment for using such property in a maximum sum of
115.5 million rubles.

PROPOSAL #7.30: Approve, in accordance with Chapter                        ISSUER          YES          FOR               FOR
XI of the Federal Law on Joint Stock Companies and
Chapter XI of the Charter of OAO Gazprom, to enter
into an agreement between OAO Gazprom and OOO
Gazpromtrans pursuant to which OAO Gazprom will grant
 OOO Gazpromtrans temporary possession and use of the
 infrastructure facilities of the railway stations of
 the Surgutskiy Condensate Stabilization Plant, of
the Sernaya railway station and of the Tvyordaya Sera
 railway station, the facilities of the railway
station situated in the town of Slavyansk-na-Kubani,
as well as the facilities of the railway line from
the Obskaya station to the Bovanenkovo station, for a
 period of not more than 12 months and OOO
Gazpromtrans will make payment for using such
property in a maximum sum of 2.1 billion rubles.

PROPOSAL #7.31: Approve, in accordance with Chapter                        ISSUER          YES          FOR               FOR
XI of the Federal Law on Joint Stock Companies and
Chapter XI of the Charter of OAO Gazprom, to enter
into an agreement between OAO Gazprom and OOO
Gazpromtrans pursuant to which OAO Gazprom will grant
 OOO Gazpromtrans temporary possession and use of
methanol tank cars for a period of not more than 5
years and OOO Gazpromtrans will make payment for
using such property in a maximum sum of 190 million

PROPOSAL #7.32: Approve, in accordance with Chapter                        ISSUER          YES          FOR               FOR
XI of the Federal Law on Joint Stock Companies and
Chapter XI of the Charter of OAO Gazprom, to enter
into an agreement between OAO Gazprom and OAO
Tsentrgaz pursuant to which OAO Gazprom will grant
OAO Tsentrgaz temporary possession and use of the
facilities of a preventative clinic that are situated
 in the Tulskaya Region, Shchokinskiy District,
township of Grumant, for a period of not more than 12
 months and OAO Tsentrgaz will make payment for using
 such property in a maximum sum of 24.1 million

PROPOSAL #7.33: Approve, in accordance with Chapter                        ISSUER          YES          FOR               FOR
XI of the Federal Law on Joint Stock Companies and
Chapter XI of the Charter of OAO Gazprom, to enter
into an agreement between OAO Gazprom and OAO Druzhba
 pursuant to which OAO Gazprom will grant OAO Druzhba
 temporary possession and use of the facilities of
Druzhba vacation center [hotels, effluent treatment
facilities, transformer substations, entrance
checkpoints, cottages, utility networks, metal
fences, parking area, ponds, roads, pedestrian
crossings, playgrounds, sewage pumping station,
sports center, roofed ground-level arcade, servicing
station, diesel-generator station, boiler house
extension, storage facility, Fisherman's Lodge,
garage, as well as service machinery, equipment,
furniture and accessories] situated in the Moscow
Region, Naro-Fominskiy District, village of
Rogozinino, for a period of not more than 12 months
and OAO Druzhba will make payment for using such
property in a maximum sum of 249.55 million rubles.

PROPOSAL #7.34: Approve, in accordance with Chapter                        ISSUER          YES          FOR               FOR
XI of the Federal Law on Joint Stock Companies and
Chapter XI of the Charter of OAO Gazprom, to enter
into an agreement between OAO Gazprom and OAO Gazprom
 Promgaz pursuant to which OAO Gazprom will grant OAO
 Gazprom Promgaz temporary possession and use of
experimental prototypes of gas-using equipment [self-
contained modular boiler installation, recuperative
air heater, mini-boiler unit, radiant panel heating
system, U-shaped radiant tube, modularized compact
full-function gas and water treatment installations
for coal bed methane extraction wells, well-head
equipment, borehole enlargement device, and pressure
core sampler] located in the Rostovskaya Region, town
 of Kamensk-Shakhtinskiy, and the Kemerovskaya
Region, city of Novokuznetsk, for a period of not
more than 12 months and OAO Gazprom Promgaz will make
 payment for using such property in a maximum sum of
3.5 million rubles.

PROPOSAL #7.35: Approve, in accordance with Chapter                        ISSUER          YES          FOR               FOR
XI of the Federal Law on Joint Stock Companies and
Chapter XI of the Charter of OAO Gazprom, to enter
into an agreement between OAO Gazprom and Gazprombank
 [Open Joint Stock Company] pursuant to which OAO
Gazprom will grant Gazprombank [Open Joint Stock
Company] temporary possession and use of the non-
residential premises in a building that are situated
at 31 Lenina Street, Yugorsk, Tyumenskaya Region and
are used to house a branch of Gazprombank [Open Joint
 Stock Company], with a total floor space of 810.6
square meters, and the plot of land occupied by the
building and required to use that building, with an
area of 3,371 square meters, for a period of not more
 than 12 months and Gazprombank [Open Joint Stock
Company] will make payment for using such property in
 a maximum sum of 2.61 million rubles.

PROPOSAL #7.36: Approve, in accordance with Chapter                        ISSUER          YES          FOR               FOR
XI of the Federal Law on Joint Stock Companies and
Chapter XI of the Charter of OAO Gazprom, to enter
into an agreement between OAO Gazprom and OAO
Salavatnefteorgsintez pursuant to which OAO Gazprom
will grant OAO Salavatnefteorgsintez temporary
possession and use of the gas condensate pipeline
running from the Karachaganakskoye gas condensate
field to the Orenburgskiy Gas Refinery for a period
of not more than 12 months and OAO
Salavatnefteorgsintez will make payment for using
such property in a maximum sum of 347 thousand rubles.

PROPOSAL #7.37: Approve, in accordance with Chapter                        ISSUER          YES          FOR               FOR
XI of the Federal Law on Joint Stock Companies and
Chapter XI of the Charter of OAO Gazprom, to enter
into an agreement between OAO Gazprom and OAO
Vostokgazprom pursuant to which OAO Gazprom will
grant OAO Vostokgazprom temporary possession and use
of an M-468R special-purpose communications
installation for a period of not more than 12 months
and OAO Vostokgazprom will make payment for using
such property in a maximum sum of 109 thousand rubles.

PROPOSAL #7.38: Approve, in accordance with Chapter                        ISSUER          YES          FOR               FOR
XI of the Federal Law on Joint Stock Companies and
Chapter XI of the Charter of OAO Gazprom, to enter
into an agreement between OAO Gazprom and OOO Gazprom
 Export pursuant to which OAO Gazprom will grant OOO
Gazprom Export temporary possession and use of an M-
468R special-purpose communications installation for
a period of not more than 12 months and OOO Gazprom
Export will make payment for using such property in a
 maximum sum of 129 thousand rubles.

PROPOSAL #7.39: Approve, in accordance with Chapter                        ISSUER          YES          FOR               FOR
XI of the Federal Law on Joint Stock Companies and
Chapter XI of the Charter of OAO Gazprom, to enter
into an agreement between OAO Gazprom and OAO Gazprom
 Neft pursuant to which OAO Gazprom will grant OAO
Gazprom Neft temporary possession and use of an M-
468R special-purpose communications installation for
a period of not more than 12 months and OAO Gazprom
Neft will make payment for using such property in a
maximum sum of 132 thousand rubles.

PROPOSAL #7.40: Approve, in accordance with Chapter                        ISSUER          YES          FOR               FOR
XI of the Federal Law on Joint Stock Companies and
Chapter XI of the Charter of OAO Gazprom, to enter
into an agreement between OAO Gazprom and OAO Gazprom
 Space Systems pursuant to which OAO Gazprom will
grant OAO Gazprom Space Systems temporary possession
and use of an ERP software and hardware solution,
System for Managing OAO Gazprom's Property and Other
Assets at OAO Gazcom Level [ERP], for a period of not
 more than 12 months and OAO Gazprom Space Systems
will make payment for using such property in a
maximum sum of 1.15 million rubles.

PROPOSAL #7.41: Approve, in accordance with Chapter                        ISSUER          YES          FOR               FOR
XI of the Federal Law on Joint Stock Companies and
Chapter XI of the Charter of OAO Gazprom, to enter
into an agreement between OAO Gazprom and ZAO
Yamalgazinvest pursuant to which OAO Gazprom will
grant ZAO Yamalgazinvest temporary possession and use
 of an ERP software and hardware solution, System for
 Managing OAO Gazprom's Property and Other Assets at
ZAO Yamalgazinvest Level [ERP], for a period of not
more than 12 months and ZAO Yamalgazinvest will make
payment for using such property in a maximum sum of
1.74 million rubles.

PROPOSAL #7.42: Approve, in accordance with Chapter                        ISSUER          YES          FOR               FOR
XI of the Federal Law on Joint Stock Companies and
Chapter XI of the Charter of OAO Gazprom, to enter
into an agreement between OAO Gazprom and ZAO
Gaztelecom pursuant to which OAO Gazprom will grant
ZAO Gaztelecom temporary possession and use of
communications facilities within the composition of
buildings, communications lines, communications
networks, cable duct systems and equipment, which are
 located in the city of Moscow, the city of
Maloyaroslavets, the city of Rostov-on-Don, the city
of Kaliningrad, in the Smolenskaya Region of the
Russian Federation and in the territory of the
Republic of Belarus, for a period of not more than 12
 months and ZAO Gaztelecom will make payment for
using such property in a maximum sum of 204.8 million

PROPOSAL #7.43: Approve, in accordance with Chapter                        ISSUER          YES          FOR               FOR
XI of the Federal Law on Joint Stock Companies and
Chapter XI of the Charter of OAO Gazprom, to enter
into an agreement between OAO Gazprom and OOO
TsentrCaspneftegaz pursuant to which OAO Gazprom will
 extend to OOO TsentrCaspneftegaz long-term loans in
an aggregate maximum sum of 12.6 billion rubles for
the purpose of development by it in 2009-2011 of the
Tsentralnaya geological structure.

PROPOSAL #7.44: Approve, in accordance with Chapter                        ISSUER          YES          FOR               FOR
XI of the Federal Law on Joint Stock Companies and
Chapter XI of the Charter of OAO Gazprom, to enter
into an agreement between OAO Gazprom and Gazprombank
 [Open Joint Stock Company] pursuant to which the
bank will issue guarantees to the Russian
Federation's customs authorities with respect to the
obligations of OAO Gazprom as a customs broker to pay
 customs payments and eventual interest and
penalties, in a maximum sum of 50 million rubles,
with the bank to be paid a fee at a rate of not more
than 1% per annum of the amount of the guarantee.

PROPOSAL #7.45: Approve, in accordance with Chapter                        ISSUER          YES          FOR               FOR
XI of the Federal Law on Joint Stock Companies and
Chapter XI of the Charter of OAO Gazprom, to enter
into an agreement between OAO Gazprom and OOO
Mezhregiongaz pursuant to which OAO Gazprom will
deliver and OOO Mezhregiongaz will accept [off-take]
gas in an amount of not more than 300 billion cubic
meters, deliverable monthly, and will pay for gas a
maximum sum of 886.9 billion rubles.

PROPOSAL #7.46: Approve, in accordance with Chapter                        ISSUER          YES          FOR               FOR
XI of the Federal Law on Joint Stock Companies and
Chapter XI of the Charter of OAO Gazprom, to enter
into an agreement between OAO Gazprom and OOO
Mezhregiongaz pursuant to which OOO Mezhregiongaz
undertakes under instructions of OAO Gazprom and for
a fee of not more than 200 million rubles, in its own
 name, but for OAO Gazprom's account, to accept and,
through OOO Mezhregiongaz's electronic trading site,
sell gas produced by OAO Gazprom and its affiliates,
in an amount of not more than 11.25 billion cubic
meters for a maximum sum of 20 billion rubles.

PROPOSAL #7.47: Approve, in accordance with Chapter                        ISSUER          YES          FOR               FOR
XI of the Federal Law on Joint Stock Companies and
Chapter XI of the Charter of OAO Gazprom, to enter
into an agreement between OAO Gazprom and OOO
Mezhregiongaz pursuant to which OOO Mezhregiongaz
will deliver and OAO Gazprom will accept [off-take]
gas purchased by OOO Mezhregiongaz from independent
entities, in an amount of not more than 21.9 billion
cubic meters for a maximum sum of 70 billion rubles.

PROPOSAL #7.48: Approve, in accordance with Chapter                        ISSUER          YES          FOR               FOR
XI of the Federal Law on Joint Stock Companies and
Chapter XI of the Charter of OAO Gazprom, to enter
into an agreement between OAO Gazprom and OOO Gazprom
 Export pursuant to which OOO Gazprom Export
undertakes under instructions of OAO Gazprom and for
a fee of not more than 55 million rubles, in its own
name, but for OAO Gazprom's account, to accept and
sell in the market outside the customs territory of
the Russian Federation liquid hydrocarbons owned by
OAO Gazprom, including crude oil, gas condensate and
refined products [gasoline, liquefied gases, etc.],
in an amount of not more than 1.25 million tons for a
 maximum sum of 11 billion rubles.

PROPOSAL #7.49: Approve, in accordance with Chapter                        ISSUER          YES          FOR               FOR
XI of the Federal Law on Joint Stock Companies and
Chapter XI of the Charter of OAO Gazprom, to enter
into an agreement between OAO Gazprom and OOO
Mezhregiongaz pursuant to which OAO Gazprom will
deliver and OOO Mezhregiongaz will accept [off-take]
gas purchased by OAO Gazprom from OAO LUKOIL and
stored in underground gas storage facilities, in an
amount of not more than 3.39 billion cubic meters,
and will pay for gas a maximum sum of 9.1 billion

PROPOSAL #7.50: Approve, in accordance with Chapter                        ISSUER          YES          FOR               FOR
XI of the Federal Law on Joint Stock Companies and
Chapter XI of the Charter of OAO Gazprom, to enter
into an agreement between OAO Gazprom and ZAO
Northgas pursuant to which ZAO Northgas will deliver
and OAO Gazprom will accept [off-take] gas in an
amount of not more than 4.8 billion cubic meters,
deliverable monthly, and will pay for gas a maximum
sum of 4 billion rubles.

PROPOSAL #7.51: Approve, in accordance with Chapter                        ISSUER          YES          FOR               FOR
XI of the Federal Law on Joint Stock Companies and
Chapter XI of the Charter of OAO Gazprom, to enter
into an agreement between OAO Gazprom and OAO
Severneftegazprom pursuant to which OAO
Severneftegazprom will deliver and OAO Gazprom will
accept [off-take] gas in an amount of not more than
24.2 billion cubic meters and will pay for gas a
maximum sum of 23 billion rubles.

PROPOSAL #7.52: Approve, in accordance with Chapter                        ISSUER          YES          FOR               FOR
XI of the Federal Law on Joint Stock Companies and
Chapter XI of the Charter of OAO Gazprom, to enter
into an agreement between OAO Gazprom and ZAO Gazprom
 Neft Orenburg pursuant to which ZAO Gazprom Neft
Orenburg will deliver and OAO Gazprom will accept
[off-take] unstable crude oil in an amount of not
more than 650 thousand tons and will pay for crude
oil a maximum sum of 5.3 billion rubles.

PROPOSAL #7.53: Approve, in accordance with Chapter                        ISSUER          YES          FOR               FOR
XI of the Federal Law on Joint Stock Companies and
Chapter XI of the Charter of OAO Gazprom, to enter
into an agreement between OAO Gazprom and OAO SIBUR
Holding pursuant to which OAO SIBUR Holding will
deliver and OAO Gazprom will accept [off-take] dry
stripped gas processed at gas refining complexes in
an amount of not more than 4.5 billion cubic meters
and will pay for gas a maximum sum of 5.1 billion

PROPOSAL #7.54: Approve, in accordance with Chapter                        ISSUER          YES          FOR               FOR
XI of the Federal Law on Joint Stock Companies and
Chapter XI of the Charter of OAO Gazprom, to enter
into an agreement between OAO Gazprom and OAO SIBUR
Holding pursuant to which OAO Gazprom will sell and
OAO SIBUR Holding will buy ethane fraction in a total
 amount of 4.885 million tons for a maximum sum of
33.707 billion rubles.

PROPOSAL #7.55: Approve, in accordance with Chapter                        ISSUER          YES          FOR               FOR
XI of the Federal Law on Joint Stock Companies and
Chapter XI of the Charter of OAO Gazprom, to enter
into an agreement between OAO Gazprom and OAO SIBUR
Holding pursuant to which OAO SIBUR Holding
undertakes under instructions of OAO Gazprom and for
a fee of not more than 30 million rubles, to enter
into: in OAO Gazprom's name and for OAO Gazprom's
account: agreements providing for the processing of
ethane fraction in an amount of not more than 275
thousand tons and with the maximum cost of ethane
fraction processing services being 2.6 billion
rubles; and agreements providing for the sale of
ethane fraction processing products [polyethylene] in
 an amount of not more than 180 thousand tons for a
maximum sum of 6.5 billion rubles; and in its own
name, but for OAO Gazprom's account: agreements on
arranging for the transportation and storage of
ethane fraction processing products [polyethylene]
owned by OAO Gazprom in an amount of not more than 36
 thousand tons for a maximum sum of 75 million rubles.

PROPOSAL #7.56: Approve, in accordance with Chapter                        ISSUER          YES          FOR               FOR
XI of the Federal Law on Joint Stock Companies and
Chapter XI of the Charter of OAO Gazprom, to enter
into an agreement between OAO Gazprom and OAO SIBUR
Holding pursuant to which OAO Gazprom will provide
services related to arranging for the transportation
of gas in a total amount of not more than 1.2 billion
 cubic meters and OAO SIBUR Holding will pay for the
services related to arranging for the transportation
of gas via trunk gas pipelines a maximum sum of 1
billion rubles.

PROPOSAL #7.57: Approve, in accordance with Chapter                        ISSUER          YES          FOR               FOR
XI of the Federal Law on Joint Stock Companies and
Chapter XI of the Charter of OAO Gazprom, to enter
into an agreement between OAO Gazprom and OAO
Tomskgazprom pursuant to which OAO Gazprom will
provide services related to arranging for the
transportation of gas in a total amount of not more
than 3 billion cubic meters and OAO Tomskgazprom will
 pay for the services related to arranging for the
transportation of gas via trunk gas pipelines a
maximum sum of 1.2 billion rubles.

PROPOSAL #7.58: Approve, in accordance with Chapter                        ISSUER          YES          FOR               FOR
XI of the Federal Law on Joint Stock Companies and
Chapter XI of the Charter of OAO Gazprom, to enter
into an agreement between OAO Gazprom and OOO
Mezhregiongaz pursuant to which OAO Gazprom will
provide services related to arranging for the
transportation of gas in a total amount of not more
than 45 billion cubic meters across the territory of
the Russian Federation, CIS countries and Baltic
states and OOO Mezhregiongaz will pay for the
services related to arranging for the transportation
of gas via trunk gas pipelines a maximum sum of 70

PROPOSAL #7.59: Approve, in accordance with Chapter                        ISSUER          YES          FOR               FOR
XI of the Federal Law on Joint Stock Companies and
Chapter XI of the Charter of OAO Gazprom, to enter
into an agreement between OAO Gazprom and OAO Gazprom
 Neft pursuant to which OAO Gazprom will provide
services related to arranging for the transportation
of gas in a total amount of not more than 3.8 billion
 cubic meters and OAO Gazprom Neft will pay for the
services related to arranging for the transportation
of gas via trunk gas pipelines a maximum sum of 2.62
billion rubles.

PROPOSAL #7.60: Approve, in accordance with Chapter                        ISSUER          YES          FOR               FOR
XI of the Federal Law on Joint Stock Companies and
Chapter XI of the Charter of OAO Gazprom, to enter
into an agreement between OAO Gazprom and OAO NOVATEK
 pursuant to which OAO Gazprom will provide services
related to arranging for the transportation of gas in
 a total amount of not more than 45 billion cubic
meters and OAO NOVATEK will pay for the services
related to arranging for the transportation of gas
via trunk gas pipelines a maximum sum of 60 billion
rubles..

PROPOSAL #7.61: Approve, in accordance with Chapter                        ISSUER          YES          FOR               FOR
XI of the Federal Law on Joint Stock Companies and
Chapter XI of the Charter of OAO Gazprom, to enter
into an agreement between OAO Gazprom and OAO NOVATEK
 pursuant to which OAO Gazprom will provide services
related to arranging for the injection into and
storage in underground gas storage facilities of gas
owned by OAO NOVATEK in an amount of not more than 1
billion cubic meters and OAO NOVATEK will pay for the
 services related to arranging for gas injection and
storage a maximum sum of 400 million rubles, as well
as services related to arranging for the off-taking
from underground gas storage facilities of gas owned
by OAO NOVATEK in an amount of not more than 1
billion cubic meters and OAO NOVATEK will pay for the
 services related to arranging for the off-taking of
gas a maximum sum of 20 million rubles.

PROPOSAL #7.62: Approve, in accordance with Chapter                        ISSUER          YES          FOR               FOR
XI of the Federal Law on Joint Stock Companies and
Chapter XI of the Charter of OAO Gazprom, to enter
into an agreement between OAO Gazprom and a/s
Latvijas Gaze pursuant to which OAO Gazprom will sell
 and a/s Latvijas Gaze will purchase gas as follows:
in an amount of not more than 750 million cubic
meters for a maximum sum of 225 million euros in the
second half of 2009 and in an amount of not more than
 750 million cubic meters for a maximum sum of 225
million euros in the first half of 2010, as well as
pursuant to which a/s Latvijas Gaze will provide
services related to injection into and storage in the
 Ineukalna underground gas storage facility of gas
owned by OAO Gazprom, and related to its off-taking
and transportation across the territory of the
Republic of Latvia, as follows: in the second half of
 2009-services related to injection of gas in an
amount of not more than 1.2 billion cubic meters,
services related to storage and off-taking of gas in
an amount of not more than 800 million cubic meters
and services related to transportation of gas in an
amount of not more than 2 billion cubic meters, and
OAO Gazprom will pay for such services a maximum sum
of 20 million euros; and in the first half of 2010
– services related to injection of gas in an
amount of not more than 800 million cubic meters,
services related to storage and off-taking of gas in
an amount of not more than 1 billion cubic meters and
 services related to transportation of gas in an
amount of not more than 1.8 billion cubic meters, and
 OAO Gazprom will pay for such services a maximum sum

PROPOSAL #7.63: Approve, in accordance with Chapter                        ISSUER          YES          FOR               FOR
XI of the Federal Law on Joint Stock Companies and
Chapter XI of the Charter of OAO Gazprom, to enter
into an agreement between OAO Gazprom and AB Lietuvos
 Dujos pursuant to which OAO Gazprom will sell and AB
 Lietuvos Dujos will purchase gas as follows: in an
amount of not more than 675 million cubic meters for
a maximum sum of 180 million euros in the second half
 of 2009 and in an amount of not more than 790
million cubic meters for a maximum sum of 210 million
 euros in the first half of 2010, as well as pursuant
 to which AB Lietuvos Dujos will provide services
related to the transportation of gas in transit mode
across the territory of the Republic of Lithuania as
follows: in the second half of 2009-in an amount of
not more than 743 million cubic meters, and OAO
Gazprom will pay for such gas transportation services
 a maximum sum of 3 million euros; and in the first
half of 2010-in an amount of not more than 1.25
billion cubic meters, and OAO Gazprom will pay for
such gas transportation services a maximum sum of 6.5

PROPOSAL #7.64: Approve, in accordance with Chapter                        ISSUER          YES          FOR               FOR
XI of the Federal Law on Joint Stock Companies and
Chapter XI of the Charter of OAO Gazprom, to enter
into an agreement between OAO Gazprom and UAB Kauno
termofikacijos elektrin  pursuant to which OAO
Gazprom will sell and UAB Kauno termofikacijos
elektrin  will purchase gas as follows: in an amount
of not more than 180 million cubic meters for a
maximum sum of 48 million euros in the second half of
 2009 and in an amount of not more than 225 million
cubic meters for a maximum sum of 60 million euros in
 the first half of 2010.

PROPOSAL #7.65: Approve, in accordance with Chapter                        ISSUER          YES          FOR               FOR
XI of the Federal Law on Joint Stock Companies and
Chapter XI of the Charter of OAO Gazprom, to enter
into an agreement between OAO Gazprom and MoldovaGaz
S.A. pursuant to which OAO Gazprom will deliver and
MoldovaGaz S.A. will accept [off-take] in 2010 gas in
 an amount of not more than 3.9 billion cubic meters
and will pay for gas a maximum sum of 1.33 billion
U.S. dollars.

PROPOSAL #7.66: Approve, in accordance with Chapter                        ISSUER          YES          FOR               FOR
XI of the Federal Law on Joint Stock Companies and
Chapter XI of the Charter of OAO Gazprom, to enter
into an agreement between OAO Gazprom and MoldovaGaz
S.A. pursuant to which in 2010 MoldovaGaz S.A. will
provide services related to the transportation of gas
 in transit mode across the territory of the Republic
 of Moldova in an amount of not more than 22.1
billion cubic meters and OAO Gazprom will pay for the
 services related to the transportation of gas via
trunk gas pipelines a maximum sum of 55.4 million

PROPOSAL #7.67: Approve, in accordance with Chapter                        ISSUER          YES          FOR               FOR
XI of the Federal Law on Joint Stock Companies and
Chapter XI of the Charter of OAO Gazprom, to enter
into an agreement between OAO Gazprom and KazRosGaz
LLP pursuant to which KazRosGaz LLP will sell and OAO
 Gazprom will purchase in 2010 gas in an amount of
not more than 1.2 billion cubic meters for a maximum
sum of 150 million U.S. dollars.

PROPOSAL #7.68: Approve, in accordance with Chapter                        ISSUER          YES          FOR               FOR
XI of the Federal Law on Joint Stock Companies and
Chapter XI of the Charter of OAO Gazprom, to enter
into an agreement between OAO Gazprom and KazRosGaz
LLP pursuant to which in 2010 OAO Gazprom will
provide services related to the transportation across
 the territory of the Russian Federation of gas owned
 by KazRosGaz LLP in an amount of not more than 8.5
billion cubic meters and KazRosGaz LLP will pay for
the services related to the transportation of gas via
 trunk gas pipelines a maximum sum of 35.2 million
U.S. dollars.

PROPOSAL #7.69: Approve, in accordance with Chapter                        ISSUER          YES          FOR               FOR
XI of the Federal Law on Joint Stock Companies and
Chapter XI of the Charter of OAO Gazprom, to enter
into an agreement between OAO Gazprom and OAO
Beltransgaz pursuant to which OAO Gazprom will sell
and OAO Beltransgaz will purchase in 2010 gas in an
amount of not more than 22.1 billion cubic meters for
 a maximum sum of 4.42 billion U.S. dollars, as well
as pursuant to which in 2010 OAO Beltransgaz will
provide services related to the transportation of gas
 in transit mode across the territory of the Republic
 of Belarus via the gas transportation system of OAO
Beltransgaz and via the Byelorussian segment of
Russia's Yamal-Europe gas pipeline in an amount of
not more than 48.2 billion cubic meters and OAO
Gazprom will pay for the services related to the
transportation of gas via trunk gas pipelines a
maximum sum of 700 million U.S. dollars.

PROPOSAL #7.70: Approve, in accordance with Chapter                        ISSUER          YES          FOR               FOR
XI of the Federal Law on Joint Stock Companies and
Chapter XI of the Charter of OAO Gazprom, to enter
into an agreement between OAO Gazprom and OOO
Gazpromtrans pursuant to which OOO Gazpromtrans
undertakes, using in-house and/or outside personnel
and resources, to perform in accordance with
instructions from OAO Gazprom an aggregate of start-
up and commissioning work at OAO Gazprom's
facilities, with the time periods for performance
being from July 2009 to December 2009 and from
January 2010 to June 2010, and to deliver the results
 of such work to OAO Gazprom and OAO Gazprom
undertakes to accept the results of such work and to
pay for such work a maximum sum of 500 thousand

PROPOSAL #7.71: Approve, in accordance with Chapter                        ISSUER          YES          FOR               FOR
XI of the Federal Law on Joint Stock Companies and
Chapter XI of the Charter of OAO Gazprom, to enter
into an agreement between OAO Gazprom and ZAO Gazprom
 Invest Yug pursuant to which ZAO Gazprom Invest Yug
undertakes, using in-house and/or outside personnel
and resources, to perform in accordance with
instructions from OAO Gazprom an aggregate of start-
up and commissioning work at OAO Gazprom's
facilities, with the time periods for performance
being from July 2009 to December 2009 and from
January 2010 to June 2010, and to deliver the results
 of such work to OAO Gazprom and OAO Gazprom
undertakes to accept the results of such work and to
pay for such work a maximum sum of 150 million rubles.

PROPOSAL #7.72: Approve, in accordance with Chapter                        ISSUER          YES          FOR               FOR
XI of the Federal Law on Joint Stock Companies and
Chapter XI of the Charter of OAO Gazprom, to enter
into an agreement between OAO Gazprom and ZAO
Yamalgazinvest pursuant to which ZAO Yamalgazinvest
undertakes, using in-house and/or outside personnel
and resources, to perform in accordance with
instructions from OAO Gazprom an aggregate of start-
up and commissioning work at OAO Gazprom's
facilities, with the time periods for performance
being from July 2009 to December 2009 and from
January 2010 to June 2010, and to deliver the results
 of such work to OAO Gazprom and OAO Gazprom
undertakes to accept the results of such work and to
pay for such work a maximum sum of 350 million rubles.

PROPOSAL #7.73: Approve, in accordance with Chapter                        ISSUER          YES          FOR               FOR
XI of the Federal Law on Joint Stock Companies and
Chapter XI of the Charter of OAO Gazprom, to enter
into an agreement between OAO Gazprom and OAO Gazprom
 Space Systems pursuant to which OAO Gazprom Space
Systems undertakes, during the period from 01 JUL
2009 to 31 DEC 2010, in accordance with instructions
from OAO Gazprom, to provide services related to the
implementation of OAO Gazprom's investment projects
involving the construction and commissioning of
facilities and OAO Gazprom undertakes to pay for such
 services a maximum sum of 600 thousand rubles.

PROPOSAL #7.74: Approve, in accordance with Chapter                        ISSUER          YES          FOR               FOR
XI of the Federal Law on Joint Stock Companies and
Chapter XI of the Charter of OAO Gazprom, to enter
into an agreement between OAO Gazprom and ZAO
Yamalgazinvest pursuant to which ZAO Yamalgazinvest
undertakes, during the period from 01 JUL 2009 to 31
DEC 2010, in accordance with instructions from OAO
Gazprom, to provide services related to the
implementation of OAO Gazprom's investment projects
involving the construction and commissioning of
facilities and OAO Gazprom undertakes to pay for such
 services a maximum sum of 3.6 billion rubles.

PROPOSAL #7.75: Approve, in accordance with Chapter                        ISSUER          YES          FOR               FOR
XI of the Federal Law on Joint Stock Companies and
Chapter XI of the Charter of OAO Gazprom, to enter
into an agreement between OAO Gazprom and ZAO Gazprom
 Neft Orenburg pursuant to which ZAO Gazprom Neft
Orenburg undertakes, during the period from 01 JUL
2009 to 31 DEC 2010, in accordance with instructions
from OAO Gazprom, to provide services related to the
implementation of OAO Gazprom's investment projects
involving the construction and commissioning of
facilities and OAO Gazprom undertakes to pay for such
 services a maximum sum of 29.69 million rubles.

PROPOSAL #7.76: Approve, in accordance with Chapter                        ISSUER          YES          FOR               FOR
XI of the Federal Law on Joint Stock Companies and
Chapter XI of the Charter of OAO Gazprom, to enter
into an agreement between OAO Gazprom and ZAO Gazprom
 Invest Yug pursuant to which ZAO Gazprom Invest Yug
undertakes, during the period from 01 JUL 2009 to 31
DEC 2010, in accordance with instructions from OAO
Gazprom, to provide services related to the
implementation of OAO Gazprom's investment projects
involving the construction and commissioning of
facilities and OAO Gazprom undertakes to pay for such
 services a maximum sum of 3.3 billion rubles.

PROPOSAL #7.77: Approve, in accordance with Chapter                        ISSUER          YES          FOR               FOR
XI of the Federal Law on Joint Stock Companies and
Chapter XI of the Charter of OAO Gazprom, to enter
into an agreement between OAO Gazprom and OOO
Gazpromtrans pursuant to which OOO Gazpromtrans
undertakes, during the period from 01 JUL 2009 to 31
DEC 2010, in accordance with instructions from OAO
Gazprom, to provide services related to the
implementation of OAO Gazprom's investment projects
involving the construction and commissioning of
facilities and OAO Gazprom undertakes to pay for such
 services a maximum sum of 280 million rubles.

PROPOSAL #7.78: Approve, in accordance with Chapter                        ISSUER          YES          FOR               FOR
XI of the Federal Law on Joint Stock Companies and
Chapter XI of the Charter of OAO Gazprom, to enter
into an agreement between OAO Gazprom and ZAO
Gaztelecom pursuant to which ZAO Gaztelecom
undertakes, during the period from 01 JUL 2009 to 31
DEC 2010, in accordance with instructions from OAO
Gazprom, to provide services related to the
implementation of OAO Gazprom's investment projects
involving the construction and commissioning of
facilities and OAO Gazprom undertakes to pay for such
 services a maximum sum of 6.35 million rubles.

PROPOSAL #7.79: Approve, in accordance with Chapter                        ISSUER          YES          FOR               FOR
XI of the Federal Law on Joint Stock Companies and
Chapter XI of the Charter of OAO Gazprom, to enter
into an agreement between OAO Gazprom and ZAO Federal
 Research and Production Center NefteGazAeroCosmos
pursuant to which ZAO Federal Research and Production
 Center NefteGazAeroCosmos undertakes, during the
period from 01 JUL 2009 to 31 DEC 2010, in accordance
 with instructions from OAO Gazprom, to provide
services related to the implementation of OAO
Gazprom's investment projects involving the
construction and commissioning of facilities and OAO
Gazprom undertakes to pay for such services a maximum
 sum of 6.7 million rubles.

PROPOSAL #7.80: Approve, in accordance with Chapter                        ISSUER          YES          FOR               FOR
XI of the Federal Law on Joint Stock Companies and
Chapter XI of the Charter of OAO Gazprom, to enter
into an agreement between OAO Gazprom and OAO SOGAZ
pursuant to which OAO SOGAZ undertakes, in the event
of loss or destruction of or damage to, including
deformation of the original geometrical dimensions of
 the structures or individual elements of, machinery
or equipment; linear portions, technological
equipment or fixtures of trunk gas pipelines,
petroleum pipelines or refined product pipelines;
property forming part of wells; natural gas held at
the facilities of the Unified Gas Supply System in
the course of transportation or storage in
underground gas storage reservoirs [insured
property], as well as in the event of incurrence of
losses by OAO Gazprom as a result of an interruption
in production operations due to destruction or loss
of or damage to insured property [insured events], to
 make payment of insurance compensation to OAO
Gazprom or OAO Gazprom's subsidiaries to which the
insured property has been leased [beneficiaries], up
to the aggregate insurance amount of not more than 10
 trillion rubles in respect of all insured events,
and OAO Gazprom undertakes to pay OAO SOGAZ an
insurance premium in a total maximum amount of 5
billion rubles, with each agreement having a term of

PROPOSAL #7.81: Approve, in accordance with Chapter                        ISSUER          YES          FOR               FOR
XI of the Federal Law on Joint Stock Companies and
Chapter XI of the Charter of OAO Gazprom, to enter
into an agreement between OAO Gazprom and OAO SOGAZ
pursuant to which OAO SOGAZ undertakes, in the event
that harm is caused to the life, health or property
of other persons or to the environment as a result of
 an emergency or incident that occurs, amongst other
things, because of a terrorist act at a hazardous
industrial facility operated by OAO Gazprom [insured
events], to make an insurance payment to the physical
 persons whose life, health or property has been
harmed, to the legal entities whose property has been
 harmed or to the state, acting through those
authorized agencies of executive power whose
jurisdiction includes overseeing protection of the
environment, in the event that harm is caused to the
environment [beneficiaries], up to the aggregate
insurance amount of not more than 30 million rubles,
and OAO Gazprom undertakes to pay an insurance
premium in a total maximum amount of 100 thousand
rubles, with each agreement having a term of 1 year.

PROPOSAL #7.82: Approve, in accordance with Chapter                        ISSUER          YES          FOR               FOR
XI of the Federal Law on Joint Stock Companies and
Chapter XI of the Charter of OAO Gazprom, to enter
into an agreement between OAO Gazprom and OAO SOGAZ
pursuant to which OAO SOGAZ undertakes, in the event
that harm is caused to the life or health of OAO
Gazprom's employees [insured persons] as a result of
an accident that occurs during the period of the
insurance coverage on a 24-hour-a-day basis or
diseases that are diagnosed during the effective
period of the agreements [insured events], to make an
 insurance payment to the insured person or the
person designated by him as his beneficiary or to the
 heir of the insured person [beneficiaries], up to
the aggregate insurance amount of not more than 150
billion rubles, and OAO Gazprom undertakes to pay OAO
 SOGAZ an insurance premium in a total maximum amount
 of 40 million rubles, with each agreement having a
term of 1 year.

PROPOSAL #7.83: Approve, in accordance with Chapter                        ISSUER          YES          FOR               FOR
XI of the Federal Law on Joint Stock Companies and
Chapter XI of the Charter of OAO Gazprom, to enter
into an agreement between OAO Gazprom and OAO SOGAZ
pursuant to which OAO SOGAZ undertakes, whenever
employees of OAO Gazprom or members of their families
 or non-working retired former employees of OAO
Gazprom or members of their families [insured persons
 who are beneficiaries] apply to a health care
institution for the provision of medical services
[insured events], to arrange and pay for the
provision of medical services to the insured persons
up to the aggregate insurance amount of not more than
 90 billion rubles and OAO Gazprom undertakes to pay
OAO SOGAZ an insurance premium in a total maximum
amount of 200 million rubles, with each agreement

PROPOSAL #7.84: Approve, in accordance with Chapter                        ISSUER          YES          FOR               FOR
XI of the Federal Law on Joint Stock Companies and
Chapter XI of the Charter of OAO Gazprom, to enter
into an agreement between OAO Gazprom and OAO SOGAZ
pursuant to which OAO SOGAZ undertakes, whenever
employees of OAO Gazprom Avtopredpriyatie, a branch
of OAO Gazprom, or members of their families or non-
working retired former employees of OAO Gazprom
Avtopredpriyatie, a branch of OAO Gazprom, or members
 of their families [insured persons who are
beneficiaries] apply to a health care institution for
 the provision of medical services [insured events],
to arrange and pay for the provision of medical
services to the insured persons up to the aggregate
insurance amount of not more than 52.8 million rubles
 and OAO Gazprom undertakes to pay OAO SOGAZ an
insurance premium in a total maximum amount of 51.1
million rubles, with each agreement having a term of

PROPOSAL #7.85: Approve, in accordance with Chapter                        ISSUER          YES          FOR               FOR
XI of the Federal Law on Joint Stock Companies and
Chapter XI of the Charter of OAO Gazprom, to enter
into an agreement between OAO Gazprom and OAO SOGAZ
pursuant to which OAO SOGAZ undertakes, in the event
that OAO Gazprom, acting in its capacity as customs
broker, incurs liability as a result of any harm
having been caused to the property of third persons
represented by OAO Gazprom in connection with the
conduct of customs operations [beneficiaries] and/or
any contracts with such persons having been breached
[insured events], to make an insurance payment to
such persons up to the aggregate insurance amount of
not more than 70 million rubles and OAO Gazprom
undertakes to pay OAO SOGAZ an insurance premium in a
 total maximum amount of 1 million rubles, with each
agreement having a term of 3 years.

PROPOSAL #7.86: Approve, in accordance with Chapter                        ISSUER          YES          FOR               FOR
XI of the Federal Law on Joint Stock Companies and
Chapter XI of the Charter of OAO Gazprom, to enter
into an agreement between OAO Gazprom and OAO SOGAZ
pursuant to which OAO SOGAZ undertakes, whenever harm
 [damage or destruction] is caused to a
transportation vehicle owned by OAO Gazprom, or it is
 stolen or hijacked, or an individual component,
part, unit, device or supplementary equipment
installed on such transportation vehicle is stolen
[insured events], to make an insurance payment to OAO
 Gazprom [beneficiary] up to the aggregate insurance
amount of not more than 840 million rubles and OAO
Gazprom undertakes to pay OAO SOGAZ an insurance
premium in a total maximum amount of 16 million
rubles, with each agreement having a term of 1 year.

PROPOSAL #7.87: Approve, in accordance with Chapter                        ISSUER          YES          FOR               FOR
XI of the Federal Law on Joint Stock Companies and
Chapter XI of the Charter of OAO Gazprom, the
following interested-party transactions that may be
entered into by OAO Gazprom in the future in the
ordinary course of business, agreement between OAO
Gazprom and OAO SOGAZ pursuant to which OAO SOGAZ
undertakes, in the event of: assertion against
members of the Board of Directors or the Management
Committee of OAO Gazprom who are not persons holding
state positions in the Russian Federation or
positions in the state civil service [insured
persons] by physical or legal persons for whose
benefit the agreement will be entered into and to
whom harm could be caused, including shareholders of
OAO Gazprom, debtors and creditors of OAO Gazprom,
employees of OAO Gazprom, as well as the Russian
Federation represented by its authorized agencies and
 representatives [third persons [beneficiaries]], of
claims for compensation of losses resulting from
unintentional erroneous actions [inaction] by insured
 persons in the conduct by them of their managerial
activities; incurrence by insured persons of judicial
 or other costs to settle such claims; assertion
against OAO Gazprom by third persons [beneficiaries]
of claims for compensation of losses resulting from
unintentional erroneous actions [inaction] by insured
 persons in the conduct by them of their managerial
activities on the basis of claims asserted with
respect to OAO Gazprom's securities, as well as
claims originally asserted against insured persons;
incurrence by OAO Gazprom of judicial or other costs
to settle such claims [insured events], to make an
insurance payment to the third persons
[beneficiaries] whose interests have been harmed, as
well as to insured persons and/or OAO Gazprom in the
event of incurrence of judicial or other costs to
settle claims for compensation of losses, up to the
aggregate insurance amount of not more than the ruble
 equivalent of 100 million U.S. dollars, and OAO
Gazprom undertakes to pay OAO SOGAZ an insurance
premium in a total maximum amount equal to the ruble
equivalent of 2 million U.S. dollars, such agreement

PROPOSAL #7.88: Approve, in accordance with Chapter                        ISSUER          YES          FOR               FOR
XI of the Federal Law on Joint Stock Companies and
Chapter XI of the Charter of OAO Gazprom, to enter
into an agreement between OAO Gazprom and OAO
Vostokgazprom, OAO Gazprom Promgaz, OAO
Gazpromregiongaz, OOO Gazprom Export, OAO Gazprom
Space Systems, OOO Gazpromtrans, OOO Gazprom
Komplektatsiya, OAO Lazurnaya, ZAO Gazprom Neft
Orenburg, ZAO Yamalgazinvest, OAO
Salavatnefteorgsintez, DOAO Tsentrenergogaz of OAO
Gazprom and OAO Tsentrgaz [the Contractors] pursuant
to which the Contractors undertake to perform from 30
 AUG 2009 to 31 DEC 2009 in accordance with
instructions from OAO Gazprom the services of
arranging for and proceeding with a stocktaking of
the property, plant and equipment of OAO Gazprom that
 are to be leased to the Contractors and OAO Gazprom
undertakes to pay for such services an aggregate
maximum sum of 2.5 million rubles.

PROPOSAL #7.89: Approve, in accordance with Chapter                        ISSUER          YES          FOR               FOR
XI of the Federal Law on Joint Stock Companies and
Chapter XI of the Charter of OAO Gazprom, to enter
into an agreement between OAO Gazprom and DOAO
Tsentrenergogaz of OAO Gazprom pursuant to which DOAO
 Tsentrenergogaz of OAO Gazprom undertakes to perform
 during the period from 01 JUL 2009 to 30 OCT 2010,
in accordance with instructions from OAO Gazprom,
research work for OAO Gazprom covering the following
subject: Development of regulatory documents in the
area of maintenance and repair of equipment and
structures , and to deliver the result of such work
to OAO Gazprom and OAO Gazprom undertakes to accept
the result of such work and to pay for such work a
total maximum sum of 31 million rubles.

PROPOSAL #7.90: Approve, in accordance with Chapter                        ISSUER          YES          FOR               FOR
XI of the Federal Law on Joint Stock Companies and
Chapter XI of the Charter of OAO Gazprom, to enter
into an agreement between OAO Gazprom and OAO
Gazavtomatika of OAO Gazprom pursuant to which OAO
Gazavtomatika of OAO Gazprom undertakes to perform
during the period from 01 JUL 2009 to 30 JUN 2011, in
 accordance with instructions from OAO Gazprom,
research work for OAO Gazprom covering the following
subjects: Development of key regulations regarding
the creation of integrated automatic process control
systems for the operating facilities of subsidiary
companies by type of activity [production,
transportation, underground storage and refining of
gas and gas condensate] ; and Development of model
technical requirements for designing automation
systems for facilities of software and hardware
complex by type of activity [production,
transportation, storage and refining of gas and gas
condensate] , and to deliver the results of such work
 to OAO Gazprom and OAO Gazprom undertakes to accept
the results of such work and to pay for such work a
total maximum sum of 26.55 million rubles.

PROPOSAL #7.91: Approve, in accordance with Chapter                        ISSUER          YES          FOR               FOR
XI of the Federal Law on Joint Stock Companies and
Chapter XI of the Charter of OAO Gazprom, to enter
into an agreement between OAO Gazprom and OAO Gazprom
 Promgaz pursuant to which OAO Gazprom Promgaz
undertakes to perform during the period from 01 JUL
2009 to 30 JUL 2010, in accordance with instructions
from OAO Gazprom, research work for OAO Gazprom
covering the following subjects: Development of
recommendations regarding the determination of the
amounts of overhead expenses and anticipated profits
in the construction of OAO Gazprom's wells ;
Development of a technology for remotely updating
technological and other schemes directly in a
graphical data base ; Recommendations regarding the
application and utilization of alternative types of
energy resources for the gasification of industrial
enterprises, households and transportation vehicles ;
 and Preparation of a report on the financial and
economic feasibility of acquisition of shares owned
by OOO NGK ITERA in OAO Bratskekogaz, the holder of
the license for the right to use the subsoil of the
Bratskoye gas condensate field , and to deliver the
results of such work to OAO Gazprom and OAO Gazprom
undertakes to accept the results of such work and to
pay for such work a total maximum sum of 49.1 million
 rubles.

PROPOSAL #7.92: Approve, in accordance with Chapter                        ISSUER          YES          FOR               FOR
XI of the Federal Law on Joint Stock Companies and
Chapter XI of the Charter of OAO Gazprom, to enter
into an agreement between OAO Gazprom and OAO Gazprom
 Promgaz pursuant to which OAO Gazprom Promgaz
undertakes to perform during the period from 01 JUL
2009 to 31 DEC 2010, in accordance with instructions
from OAO Gazprom, research work for OAO Gazprom
covering the following subjects: Development of
programs for the reconstruction and technological
upgrading of the gas facilities of the Gazprom Group
for 2010 ; Development of a Master Plan of the Siting
 of Facilities for the Production and Sale of
Liquefied Hydrocarbon Gases [Propane-Butane] ;
Organizing the metering of the quantities of gas,
condensate and oil extracted from the subsoil in the
process of development of gas condensate fields and
oil and gas condensate fields ; and Development of
cost estimation standards and rules for the
construction of trunk gas pipelines with a 12 MPa
pressure rating to meet OAO Gazprom's requirements ,
and to deliver the results of such work to OAO
Gazprom and OAO Gazprom undertakes to accept the
results of such work and to pay for such work a total

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                GAZPROM O A O
  TICKER:                N/A             CUSIP:     368287207
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #7.93: Approve, in accordance with Chapter                        ISSUER          YES          FOR               FOR
XI of the Federal Law on Joint Stock Companies and
Chapter XI of the Charter of OAO Gazprom, to enter
into an agreement between OAO Gazprom and OAO Gazprom
 Promgaz pursuant to which OAO Gazprom Promgaz
undertakes to perform during the period from 01 JUL
2009 to 31 DEC 2010, in accordance with instructions
from OAO Gazprom, research work for OAO Gazprom
covering the following subjects: Development of a
concept for utilization of renewable energy sources
by OAO Gazprom on the basis of an analysis of the
experience of global energy companies in the area of
development of alternative power ; Development of a
comprehensive Program for Early Diagnostics and
Prevention of Cardiovascular Diseases of OAO
Gazprom's Personnel ; Development of an Occupational
Risk Management System and a Program for Prevention
of Injuries to Personnel at OAO Gazprom's Enterprises
 ; Development of a regulatory and methodological
framework for the vocational selection of personnel
from OAO Gazprom's organizations to work on a
rotational team basis ; and Development of a
comprehensive Program for Early Identification and
Prevention of Oncological Diseases of OAO Gazprom's
Personnel , and to deliver the results of such work
to OAO Gazprom and OAO Gazprom undertakes to accept
the results of such work and to pay for such work a
total maximum sum of 132 million rubles.

PROPOSAL #7.94: Approve, in accordance with Chapter                        ISSUER          YES          FOR               FOR
XI of the Federal Law on Joint Stock Companies and
Chapter XI of the Charter of OAO Gazprom, to enter
into an agreement between OAO Gazprom and OAO Gazprom
 Promgaz pursuant to which OAO Gazprom Promgaz
undertakes to perform during the period from 01 JUL
2009 to 31 DEC 2010, in accordance with instructions
from OAO Gazprom, research work for OAO Gazprom
covering the following subjects: Development of
regulatory and technical documentation related to the
 organization and performance of repairs at OAO
Gazprom's facilities ; and Development of a Concept
for Streamlining Production Processes at Gas
Distribution Organizations , and to deliver the
results of such work to OAO Gazprom and OAO Gazprom
undertakes to accept the results of such work and to
pay for such work a total maximum sum of 251.5
million rubles.

PROPOSAL #7.95: Approve, in accordance with Chapter                        ISSUER          YES          FOR               FOR
XI of the Federal Law on Joint Stock Companies and
Chapter XI of the Charter of OAO Gazprom, to enter
into an agreement between OAO Gazprom and OAO Gazprom
 Promgaz pursuant to which OAO Gazprom Promgaz
undertakes to perform during the period from 01 JUL
2009 to 30 JUL 2011, in accordance with instructions
from OAO Gazprom, research work for OAO Gazprom
covering the following subjects: Improving the
regulatory and methodological framework for energy
saving at OAO Gazprom's facilities ; Development of a
 regulatory document for calculating indicators of
reliability of gas distribution systems ; Development
 of a regulatory framework for the diagnostic
servicing of gas distribution systems of the gas
supply sector ; Development of regulatory and
methodological documents in the area of study of gas
condensate characteristics of wells and fields in the
 course of prospecting and exploration work and in
overseeing the development of gas condensate fields
and oil and gas condensate fields ; and Development
of guidelines for the design, construction,
reconstruction and operation of gas distribution
systems , and to deliver the results of such work to
OAO Gazprom and OAO Gazprom undertakes to accept the
results of such work and to pay for such work a total

PROPOSAL #7.96: Approve, in accordance with Chapter                        ISSUER          YES          FOR               FOR
XI of the Federal Law on Joint Stock Companies and
Chapter XI of the Charter of OAO Gazprom, to enter
into an agreement between OAO Gazprom and OAO Gazprom
 Promgaz pursuant to which OAO Gazprom Promgaz
undertakes to perform during the period from 01 JUL
2009 to 31 DEC 2011, in accordance with instructions
from OAO Gazprom, research work for OAO Gazprom
covering the following subjects: Development of
regulatory documents in the area of the energy
industry, including sea-based facilities ; and
Development of standardized systems for managing gas
distribution organizations , and to deliver the
results of such work to OAO Gazprom and OAO Gazprom
undertakes to accept the results of such work and to
pay for such work a total maximum sum of 193 million
rubles.

PROPOSAL #7.97: Approve, in accordance with Chapter                        ISSUER          YES          FOR               FOR
XI of the Federal Law on Joint Stock Companies and
Chapter XI of the Charter of OAO Gazprom, to enter
into an agreement between OAO Gazprom and OAO Gazprom
 Promgaz pursuant to which OAO Gazprom Promgaz
undertakes to perform during the period from 01 JUL
2009 to 31 DEC 2011, in accordance with instructions
from OAO Gazprom, research work for OAO Gazprom
covering the following subjects: Development of a
system of medical, sanitary and psychological support
 for work at the Shtokman field making use of
rotational team labor ; Development of
recommendations for selecting efficient secondary
methods of extracting oil from oil-rimmed gas
condensate fields, using the Urengoiskoe and
Orenburgskoe fields as examples; and Development of
unified standards for evaluating [monitoring] and
forecasting the impact of natural, environmental and
production factors on the state of human health in
the area of construction of the Pre-Caspian gas
pipeline and development of the Caspian Sea shelf and
 Central Asian oil and gas fields , and to deliver
the results of such work to OAO Gazprom and OAO
Gazprom undertakes to accept the results of such work
 and to pay for such work a total maximum sum of

PROPOSAL #7.98: Approve, in accordance with Chapter                        ISSUER          YES          FOR               FOR
XI of the Federal Law on Joint Stock Companies and
Chapter XI of the Charter of OAO Gazprom, to enter
into an agreement between OAO Gazprom and OAO Gazprom
 Promgaz pursuant to which OAO Gazprom Promgaz
undertakes to perform during the period from 01 JUL
2009 to 31 DEC 2011, in accordance with instructions
from OAO Gazprom, research work for OAO Gazprom
covering the following subjects: Analytical studies
of the cost of 1 meter of drilling progress at OAO
Gazprom's fields and sites ; Development of price
lists for repairs at OAO Gazprom's facilities ; and
Program for bringing gas pipeline branches into
operation through the year 2020 , and to deliver the
results of such work to OAO Gazprom and OAO Gazprom
undertakes to accept the results of such work and to
pay for such work a total maximum sum of 495.1
million rubles.

PROPOSAL #7.99: Approve, in accordance with Chapter                        ISSUER          YES          FOR               FOR
XI of the Federal Law on Joint Stock Companies and
Chapter XI of the Charter of OAO Gazprom, to enter
into an agreement between OAO Gazprom and OAO Gazprom
 Promgaz pursuant to which OAO Gazprom Promgaz
undertakes to perform during the period from 01 JUL
2009 to 31 DEC 2010, in accordance with instructions
from OAO Gazprom, research work for OAO Gazprom
covering the following subjects: Arranging for the
monitoring of prices for all types of capital
construction resources with reference to areas of
clustered construction of OAO Gazprom's facilities ;
Develop a procedure for providing design
organizations with information about prices for
material and technical resources for the purpose of
adopting optimal decisions in designing the Unified
Gas Supply System's facilities ; and Perform an
analysis of the impact of changes in the commercial
rate of penetration for prospecting and exploration
wells and prepare measures designed to increase such
rate and reduce the cost of geological exploration
work, and to deliver the results of such work to OAO
Gazprom and OAO Gazprom undertakes to accept the
results of such work and to pay for such work a total
 maximum sum of 93.2 million rubles.

PROPOSAL #7.100: Approve, in accordance with Chapter                       ISSUER          YES          FOR               FOR
XI of the Federal Law on Joint Stock Companies and
Chapter XI of the Charter of OAO Gazprom, to enter
into an agreement of OAO Gazprom with OAO Gazprom
Promgaz and OAO Gazavtomatika of OAO Gazprom [the
Contractors] pursuant to which the Contractors
undertake to perform during the period from 01 JUL
2009 to 31 DEC 2009, in accordance with instructions
from OAO Gazprom, the services of implementing
programs for scientific and technical cooperation
between OAO Gazprom and foreign partner companies and
 OAO Gazprom undertakes to pay for such services a
total maximum sum of 2 million rubles.

PROPOSAL #7.101: Approve, in accordance with Chapter                       ISSUER          YES          FOR               FOR
XI of the Federal Law on Joint Stock Companies and
Chapter XI of the Charter of OAO Gazprom, to enter
into an agreement between OAO Gazprom and ZAO Gazprom
 Invest Yug, OOO Gazpromtrans, ZAO Gazprom
Zarubezhneftegaz, OAO Gazprom Promgaz, OOO
Severneftegazprom, ZAO Yamalgazinvest, ZAO Gazprom
Neft Orenburg, OOO Gazprom Komplektatsiya, OAO
Vostokgazprom, OAO Tomskgazprom, OAO TGK-1, OAO
Mosenergo, OOO Gazprom Tsentrremont, OAO Tsentrgaz,
OOO Gazprom Export, OAO Gazpromregiongaz, OAO Gazprom
 Neft, OOO Mezhregiongaz and Gazpromipoteka Fund [the
 Licensees] pursuant to which OAO Gazprom will grant
the Licensees a non-exclusive license to use OAO
Gazprom's trade marks,        , Gazprom and, which
have been registered in the State Register of Trade
Marks and Service Marks of the Russian Federation, as
 follows: on goods or labels or packaging of goods
which are produced, offered for sale, sold or
displayed at exhibitions or fairs or are otherwise
introduced into civil turnover in the territory of
the Russian Federation, or are stored or transported
for such purpose, or are brought into the territory
of the Russian Federation; in connection with the
performance of work or the provision of services,
including the development of oil or gas fields or the
 construction of oil pipelines or gas pipelines; on
accompanying, commercial or other documentation,
including documentation related to the introduction
of goods into civil turnover; in offers regarding the
 sale of goods, regarding the performance of work or
regarding the provision of services, as well as in
announcements, in advertisements, in connection with
the conduct of charitable or sponsored events, in
printed publications, on official letterheads, on
signs, including, without limitation, on
administrative buildings, industrial facilities,
multi-function refueling complexes with accompanying
types of roadside service, shops, car washes, cafes,
car service / tire fitting businesses, recreational
services centers, on transportation vehicles, as well
 as on clothes and individual protection gear; on the
 Licensees' seals; in the Internet network; and in
the Licensees' corporate names, and the Licensees
will pay OAO Gazprom license fees in the form of
quarterly payments for the right to use each of OAO
Gazprom's trade marks with respect to each
transaction in the amount of not more than 300 times
the minimum wage established by the effective
legislation of the Russian Federation as of the date
of signature of delivery and acceptance acts, plus
VAT at the rate required by the effective legislation
 of the Russian Federation, in a total maximum sum of
 68.4 million rubles.

PROPOSAL #8.1: Elect Mr. Akimov Andrey Igorevich as a                      ISSUER          YES        AGAINST           AGAINST
 Member of the Board of Directors of the Company.

PROPOSAL #8.2: Elect Mr. Ananenkov Alexander                               ISSUER          YES        AGAINST           AGAINST
Georgievich as a Member of the Board of Directors of
the Company.

PROPOSAL #8.3: Elect Mr. Bergmann Burckhard as a                           ISSUER          YES        AGAINST           AGAINST
Member of the Board of Directors of the Company.

PROPOSAL #8.4: Elect Mr. Gazizullin Farit Rafikovich                       ISSUER          YES        AGAINST           AGAINST
as a Member of the Board of Directors of the Company.

PROPOSAL #8.5: Elect Mr. Gusakov Vladimir                                  ISSUER          YES        AGAINST           AGAINST
Anatolievich as a Member of the Board of Directors of

PROPOSAL #8.6: Elect Mr. Zubkov Viktor Alexeevich as                       ISSUER          YES        AGAINST           AGAINST
a Member of the Board of Directors of the Company.

PROPOSAL #8.7: Elect Ms. Karpel Elena Evgenievna as a                      ISSUER          YES        AGAINST           AGAINST
 Member of the Board of Directors of the Company.

PROPOSAL #8.8: Elect Mr. Makarov Alexey Alexandrovich                      ISSUER          YES        AGAINST           AGAINST
 as a Member of the Board of Directors of the Company.

PROPOSAL #8.9: Elect Mr. Miller Alexey Borisovich as                       ISSUER          YES        AGAINST           AGAINST
a Member of the Board of Directors of the Company.

PROPOSAL #8.10: Elect Mr. Musin Valery Abramovich as                       ISSUER          YES          FOR               FOR
a Member of the Board of Directors of the Company.

PROPOSAL #8.11: Elect Ms. Nabiullina Elvira                                ISSUER          YES        AGAINST           AGAINST
Sakhipzadovna as a Member of the Board of Directors
of the Company.

PROPOSAL #8.12: Elect Mr. Nikolaev Viktor Vasilievich                      ISSUER          YES        AGAINST           AGAINST
 as a Member of the Board of Directors of the Company.

PROPOSAL #8.13: Elect Mr. Petrov Yury Alexandrovich                        ISSUER          YES        AGAINST           AGAINST
as a Member of the Board of Directors of the Company.

PROPOSAL #8.14: Elect Mr. Sereda Mikhail Leonidovich                       ISSUER          YES        AGAINST           AGAINST
as a Member of the Board of Directors of the Company.

PROPOSAL #8.15: Elect Mr. Foresman Robert Mark as a                        ISSUER          YES        AGAINST           AGAINST
Member of the Board of Directors of the Company.

PROPOSAL #8.16: Elect Mr. Fortov Vladimir Evgenievich                      ISSUER          YES        AGAINST           AGAINST
 as a Member of the Board of Directors of the Company.

PROPOSAL #8.17: Elect Mr. Shmatko Sergey Ivanovich as                      ISSUER          YES        AGAINST           AGAINST
 a Member of the Board of Directors of the Company.

PROPOSAL #8.18: Elect Mr. Yusufov Igor Khanukovich as                      ISSUER          YES        AGAINST           AGAINST
 a Member of the Board of Directors of the Company.

PROPOSAL #9.1: Elect Mr. Arkhipov Dmitry                                   ISSUER          YES          FOR               FOR
Alexandrovich as a Member of the Audit Commission of

PROPOSAL #9.2: Elect Mr. Bikulov Vadim Kasymovich as                       ISSUER          YES          FOR               FOR
a Member of the Audit Commission of the Company.

PROPOSAL #9.3: Elect Mr. Ishutin Rafael Vladimirovich                      ISSUER          YES          FOR               FOR
 as a Member of the Audit Commission of the Company.

PROPOSAL #9.4: Elect Mr. Kobzev Andrey Nikolaevich as                      ISSUER          YES          FOR               FOR
 a Member of the Audit Commission of the Company.

PROPOSAL #9.5: Elect Ms. Lobanova Nina Vladislavovna                       ISSUER          YES          FOR               FOR
as a Member of the Audit Commission of the Company.

PROPOSAL #9.6: Elect Ms. Mikhailova Svetlana                               ISSUER          YES          FOR               FOR
Sergeevna as a Member of the Audit Commission of the

PROPOSAL #9.7: Elect Mr. Nosov Yury Stanislavovich as                      ISSUER          YES        AGAINST           AGAINST
 a Member of the Audit Commission of the Company.

PROPOSAL #9.8: Elect Mr. Ozerov Sergey Mikhailovich                        ISSUER          YES        AGAINST           AGAINST
as a Member of the Audit Commission of the Company.

PROPOSAL #9.9: Elect Ms. Tikhonova Mariya Gennadievna                      ISSUER          YES        AGAINST           AGAINST
 as a Member of the Audit Commission of the Company.

PROPOSAL #9.10: Elect Ms. Tulinova Olga Alexandrovna                       ISSUER          YES                          AGAINST
as a Member of the Audit Commission of the Company.

PROPOSAL #9.11: Elect Mr. Shubin Yury Ivanovich as a                       ISSUER          YES                          AGAINST
Member of the Audit Commission of the Company.

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                HALLIBURTON COMPANY
  TICKER:                HAL             CUSIP:     406216101
  MEETING DATE:          5/20/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1A: ELECTION OF DIRECTOR: A.M. BENNETT                           ISSUER          YES          FOR               FOR

PROPOSAL #1B: ELECTION OF DIRECTOR: J.R. BOYD                              ISSUER          YES          FOR               FOR

PROPOSAL #1C: ELECTION OF DIRECTOR: M. CARROLL                             ISSUER          YES          FOR               FOR

PROPOSAL #1D: ELECTION OF DIRECTOR: S.M. GILLIS                            ISSUER          YES          FOR               FOR

PROPOSAL #1E: ELECTION OF DIRECTOR: J.T. HACKETT                           ISSUER          YES          FOR               FOR

PROPOSAL #1F: ELECTION OF DIRECTOR: D.J. LESAR                             ISSUER          YES          FOR               FOR

PROPOSAL #1G: ELECTION OF DIRECTOR: R.A. MALONE                            ISSUER          YES          FOR               FOR

PROPOSAL #1H: ELECTION OF DIRECTOR: J.L. MARTIN                            ISSUER          YES          FOR               FOR

PROPOSAL #1I: ELECTION OF DIRECTOR: J.A. PRECOURT                          ISSUER          YES          FOR               FOR

PROPOSAL #1J: ELECTION OF DIRECTOR: D.L. REED                              ISSUER          YES          FOR               FOR

PROPOSAL #02: PROPOSAL FOR RATIFICATION OF THE                             ISSUER          YES          FOR               FOR
SELECTION OF AUDITORS.

PROPOSAL #03: PROPOSAL TO AMEND AND RESTATE THE 1993                       ISSUER          YES          FOR               FOR
STOCK AND INCENTIVE PLAN.

PROPOSAL #04: PROPOSAL TO AMEND AND RESTATE THE 2002                       ISSUER          YES          FOR               FOR
EMPLOYEE STOCK PURCHASE PLAN.

PROPOSAL #05: PROPOSAL ON HUMAN RIGHTS POLICY.                           SHAREHOLDER       YES        ABSTAIN           AGAINST

PROPOSAL #06: PROPOSAL ON POLITICAL CONTRIBUTIONS.                       SHAREHOLDER       YES        ABSTAIN           AGAINST

PROPOSAL #07: PROPOSAL ON LOW CARBON ENERGY REPORT.                      SHAREHOLDER       YES        ABSTAIN           AGAINST

PROPOSAL #08: PROPOSAL ON ADDITIONAL COMPENSATION                        SHAREHOLDER       YES        AGAINST             FOR
DISCUSSION AND ANALYSIS DISCLOSURE.

PROPOSAL #09: PROPOSAL ON SPECIAL SHAREOWNER MEETINGS.                   SHAREHOLDER       YES        AGAINST             FOR

PROPOSAL #10: PROPOSAL ON IRAQ OPERATIONS.                               SHAREHOLDER       YES        ABSTAIN           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                HESS CORPORATION
  TICKER:                HES             CUSIP:     42809H107
  MEETING DATE:          5/6/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

ELECTION OF DIRECTOR: J.B. HESS                                            ISSUER          YES          FOR               FOR

ELECTION OF DIRECTOR: S.W. BODMAN                                          ISSUER          YES          FOR               FOR

ELECTION OF DIRECTOR: R. LAVIZZO-MOUREY                                    ISSUER          YES          FOR               FOR

ELECTION OF DIRECTOR: C.G. MATTHEWS                                        ISSUER          YES          FOR               FOR

ELECTION OF DIRECTOR: E.H. VON METZSCH                                     ISSUER          YES          FOR               FOR

PROPOSAL #2: RATIFICATION OF THE SELECTION OF ERNST &                      ISSUER          YES          FOR               FOR
 YOUNG LLP AS INDEPENDENT AUDITORS FOR FISCAL YEAR
ENDING DECEMBER 31, 2009.

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                HUSKY ENERGY INC
  TICKER:                N/A             CUSIP:     448055103
  MEETING DATE:          4/21/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.1: Elect Mr. Victor T.K. Li as a Director                      ISSUER          YES        AGAINST           AGAINST

PROPOSAL #1.2: Elect Mr. Canning K.N. Fok as a                             ISSUER          YES        AGAINST           AGAINST
Director
PROPOSAL #1.3: Elect Mr. R. Donald Fullerton as a                          ISSUER          YES          FOR               FOR
Director

PROPOSAL #1.4: Elect Mr. Martin J.G. Glynn as a                            ISSUER          YES          FOR               FOR
Director

PROPOSAL #1.5: Elect Mr. Poh Chan Koh as a Director                        ISSUER          YES          FOR               FOR

PROPOSAL #1.6: Elect Ms. Eva Lee Kwok as a Director                        ISSUER          YES          FOR               FOR

PROPOSAL #1.7: Elect Mr. Stanley T.L. Kwok as a                            ISSUER          YES          FOR               FOR
Director

PROPOSAL #1.8: Elect Mr. John C.S. Lau as a Director                       ISSUER          YES          FOR               FOR

PROPOSAL #1.9: Elect Mr. Colin S. Russel as a Director                     ISSUER          YES          FOR               FOR

PROPOSAL #1.10: Elect Mr. Wayne E. Shaw as a Director                      ISSUER          YES          FOR               FOR

PROPOSAL #1.11: Elect Mr. William Shurniak as a                            ISSUER          YES          FOR               FOR
Director

PROPOSAL #1.12: Elect Mr. Frank J. Sixt as a Director                      ISSUER          YES        AGAINST           AGAINST

PROPOSAL #2.: Appoint KPMG LLP as the Auditors of the                      ISSUER          YES          FOR               FOR
 Corporation

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                IDEMITSU KOSAN CO.,LTD.
  TICKER:                N/A             CUSIP:     J2388K103
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations

PROPOSAL #2.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.13: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.14: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.: Appoint a Corporate Auditor                                  ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                MARATHON OIL CORPORATION
  TICKER:                MRO             CUSIP:     565849106
  MEETING DATE:          4/29/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1A: ELECTION OF DIRECTOR: CHARLES F.                             ISSUER          YES          FOR               FOR
BOLDEN, JR.

PROPOSAL #1B: ELECTION OF DIRECTOR: GREGORY H. BOYCE                       ISSUER          YES          FOR               FOR

PROPOSAL #1C: ELECTION OF DIRECTOR: CLARENCE P.                            ISSUER          YES          FOR               FOR
CAZALOT, JR.

PROPOSAL #1D: ELECTION OF DIRECTOR: DAVID A. DABERKO                       ISSUER          YES          FOR               FOR

PROPOSAL #1E: ELECTION OF DIRECTOR: WILLIAM L. DAVIS                       ISSUER          YES          FOR               FOR

PROPOSAL #1F: ELECTION OF DIRECTOR: SHIRLEY ANN                            ISSUER          YES          FOR               FOR
JACKSON
PROPOSAL #1G: ELECTION OF DIRECTOR: PHILIP LADER                           ISSUER          YES          FOR               FOR

PROPOSAL #1H: ELECTION OF DIRECTOR: CHARLES R. LEE                         ISSUER          YES          FOR               FOR

PROPOSAL #1I: ELECTION OF DIRECTOR: MICHAEL E.J.                           ISSUER          YES          FOR               FOR
PHELPS
PROPOSAL #1J: ELECTION OF DIRECTOR: DENNIS H. REILLEY                      ISSUER          YES          FOR               FOR

PROPOSAL #1K: ELECTION OF DIRECTOR: SETH E. SCHOFIELD                      ISSUER          YES          FOR               FOR

PROPOSAL #1L: ELECTION OF DIRECTOR: JOHN W. SNOW                           ISSUER          YES          FOR               FOR

PROPOSAL #1M: ELECTION OF DIRECTOR: THOMAS J. USHER                        ISSUER          YES          FOR               FOR

PROPOSAL #02: RATIFICATION OF THE APPOINTMENT OF                           ISSUER          YES          FOR               FOR
PRICEWATERHOUSECOOPERS LLP AS OUR INDEPENDENT AUDITOR
 FOR 2009

PROPOSAL #03: STOCKHOLDER PROPOSAL TO AMEND OUR BY-                      SHAREHOLDER       YES        AGAINST             FOR
LAWS TO LOWER THE THRESHOLD FOR STOCKHOLDERS TO CALL
SPECIAL MEETINGS

PROPOSAL #04: STOCKHOLDER PROPOSAL TO ADOPT A POLICY                     SHAREHOLDER       YES        AGAINST             FOR
FOR RATIFICATION OF EXECUTIVE COMPENSATION

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                MOL MAGYAR OLAJ- ES GAZIPARI RT
  TICKER:                N/A             CUSIP:     X5462R112
  MEETING DATE:          4/23/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.a: Approve the consolidated financial                          ISSUER          NO           N/A               N/A
statements of MOL Group prepared based on Chapter 10
of the Hungarian Accounting Act, in accordance with
IFRS and the related Auditor's report with total
assets of HUF 2,916 billion and profit attributable
to equity holders of HUF 141 billion and the annual
report of MOL Plc prepared in accordance with
Hungarian Accounting Standards and the related
Auditor's report with total assets of HUF 2,595
billion, net income for the period of HUF [223]
billion and tied-up reserve of HUF 131 billion

PROPOSAL #1.b: Approve to pay no dividend in 2009                          ISSUER          NO           N/A               N/A
connected to the YE 31 DEC 2008 and the total net
income shall be booked as retained earnings

PROPOSAL #1.c: Approve the Corporate Governance                            ISSUER          NO           N/A               N/A
report, based on the Corporate Governance
recommendations of the Budapest Stock Exchange

PROPOSAL #2.: Elect Ernst & Young Konyvvizsgalo Kft.                       ISSUER          NO           N/A               N/A
[1132 Budapest, Vaci ut 20.], namely Judit Szilagyi
[Registration Number: MKVK-001368], substituted in
case of hindrance by Zsuzsanna Bartha [Registration
Number: MKVK-005268], to be the Independent Auditor
of MOL Plc for the year 2009, until the AGM closing
the year but latest 30 APR 2010; the audit fee for
MOL Plc for 2009 to be HUF 77.81 million plus VAT;
approve the specified material elements of the
contract with the Auditor

PROPOSAL #3.: Approve, under Article 12.12 of the                          ISSUER          NO           N/A               N/A
Articles of Association, the work of the Board of
Directors performed in the 2008 business year and
grant waiver to the Board of Directors under Section
30(5) of the Companies Act

PROPOSAL #4.: Authorize the Board of Directors of the                      ISSUER          NO           N/A               N/A
 Company to acquire treasury shares-simultaneously
setting aside the Resolution 8 of the 23 APR 2008
AGM-pursuant to the specified terms and conditions

PROPOSAL #5.a: Elect Dr. Sandor Csanyi as a Member of                      ISSUER          NO           N/A               N/A
 the Board of Directors from 29 APR 2009 until 29 APR
 2014

PROPOSAL #5.b: Elect Dr. Miklos Dobak as a Member of                       ISSUER          NO           N/A               N/A
the Board of Directors from 29 APR 2009 until 29 APR
2014

PROPOSAL #6.a: Approve to dismiss Janos Major from                         ISSUER          NO           N/A               N/A
its position as an Employee Member of the Supervisory
 Board from 01 MAY 2009

PROPOSAL #6.b: Elect Mr. Jozsef Kohan as an Employee                       ISSUER          NO           N/A               N/A
Member of the Supervisory Board from 01 MAY 2009 to
11 OCT 2012

PROPOSAL #7.: Approve the amended Charter of the                           ISSUER          NO           N/A               N/A
Supervisory Board in accordance with the verbal
proposal

PROPOSAL #8.: Approve to repeal its Resolution 25                          ISSUER          NO           N/A               N/A
decided on 27 APR 2006 on the principles and
framework of the long term incentive program of
Managers of MOL, as from the 2009 business year, on
the stipulation that the repeal does not effect the
call-option of the Managers acquired between 01 JAN
2006 and 31 DEC 2008 and to be exercised between 01
JAN 2009 and 31 DEC 2013; ratify the specified
principles and framework of the long term incentive
program of Managers; authorize the Board of Directors
 to determine the details of the long term incentive
system o Managers, and operating it in respect of
Managers, upon which it will inform the general

PROPOSAL #9.a: Amend Article 7.2b of the Articles of                       ISSUER          NO           N/A               N/A
Association as specified

PROPOSAL #9.b: Amend Article 8.5 of the Articles of                        ISSUER          NO           N/A               N/A
Association as specified

PROPOSAL #9.c: Amend Article 8.6 of the Articles of                        ISSUER          NO           N/A               N/A
Association as specified

PROPOSAL #9.d: Amend Article 10.1.1 of the Articles                        ISSUER          NO           N/A               N/A
of Association as specified

PROPOSAL #9.e: Amend Article 12.2.b of the Articles                        ISSUER          NO           N/A               N/A
of Association as specified

PROPOSAL #9.f: Amend Article 12.2.h of the Articles                        ISSUER          NO           N/A               N/A
of Association as specified

PROPOSAL #9.g: Amend Article 12.2.i of the Articles                        ISSUER          NO           N/A               N/A
of Association as specified

PROPOSAL #9.h: Amend Article 12.2.l of the Articles                        ISSUER          NO           N/A               N/A
of Association as specified

PROPOSAL #9.i: Amend Article 12.2.o of the Articles                        ISSUER          NO           N/A               N/A
of Association as specified

PROPOSAL #9.j: Amend Article 12.3 of the Articles of                       ISSUER          NO           N/A               N/A
Association as specified

PROPOSAL #9.k: Amend Article 12.4 of the Articles of                       ISSUER          NO           N/A               N/A
Association as specified

PROPOSAL #9.l: Amend Article 13.4 of the Articles of                       ISSUER          NO           N/A               N/A
Association as specified

PROPOSAL #9.m: Amend Article 15.2.n of the Articles                        ISSUER          NO           N/A               N/A
of Association as specified

PROPOSAL #9.n: Amend Article 15.4 of the Articles of                       ISSUER          NO           N/A               N/A
Association as specified

PROPOSAL #9.o: Amend Article 15.5 of the Articles of                       ISSUER          NO           N/A               N/A
Association as specified

PROPOSAL #9.p: Authorize the Board of Directors to                         ISSUER          NO           N/A               N/A
increase the share capital according to the Article
17.d of the Articles of Association to be amended

PROPOSAL #9.q: Approve to pass a decision,                                 ISSUER          NO           N/A               N/A
accordingly authorize the Board of Directors to
increase the share capital until 23 APR 2014, in
compliance with the specified conditions defined in
Article 17.d of the Articles of Association and amend
 Article 17.d of the Articles of Association as

PROPOSAL #9.r: Amend Article 17.e of the Articles of                       ISSUER          NO           N/A               N/A
Association as specified

PROPOSAL #9.s: Approve the cancellation of Point d of                      ISSUER          NO           N/A               N/A
 Article 22.3 of the Articles of Association as
specified

PROPOSAL #9.t: Approve to cancel 27.d of the Articles                      ISSUER          NO           N/A               N/A
 of Association as specified

PROPOSAL #10.: Acknowledge the notice of the                               ISSUER          NO           N/A               N/A
presented Auditor reports

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                MURPHY OIL CORPORATION
  TICKER:                MUR             CUSIP:     626717102
  MEETING DATE:          5/13/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

ELECTION OF DIRECTOR: F.W. BLUE                                            ISSUER          YES          FOR               FOR

ELECTION OF DIRECTOR: C.P. DEMING                                          ISSUER          YES          FOR               FOR

ELECTION OF DIRECTOR: R.A. HERMES                                          ISSUER          YES          FOR               FOR

ELECTION OF DIRECTOR: J.V. KELLEY                                          ISSUER          YES          FOR               FOR

ELECTION OF DIRECTOR: R.M. MURPHY                                          ISSUER          YES          FOR               FOR

ELECTION OF DIRECTOR: W.C. NOLAN, JR.                                      ISSUER          YES          FOR               FOR

ELECTION OF DIRECTOR: I.B. RAMBERG                                         ISSUER          YES          FOR               FOR

ELECTION OF DIRECTOR: N.E. SCHMALE                                         ISSUER          YES          FOR               FOR

ELECTION OF DIRECTOR: D.J.H. SMITH                                         ISSUER          YES          FOR               FOR

ELECTION OF DIRECTOR: C.G. THEUS                                           ISSUER          YES          FOR               FOR

ELECTION OF DIRECTOR: D.M. WOOD                                            ISSUER          YES          FOR               FOR

PROPOSAL #02: SHAREHOLDER PROPOSAL CONCERNING THE                        SHAREHOLDER       YES          FOR             AGAINST
COMPANY'S NON DISCRIMINATION IN EMPLOYMENT POLICY.

PROPOSAL #03: APPROVE THE APPOINTMENT OF KPMG LLP AS                       ISSUER          YES          FOR               FOR
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                NABORS INDUSTRIES LTD.
  TICKER:                NBR             CUSIP:     G6359F103
  MEETING DATE:          6/2/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

ELECTION OF DIRECTOR: EUGENE M. ISENBERG                                   ISSUER          YES          FOR               FOR

ELECTION OF DIRECTOR: WILLIAM T. COMFORT                                   ISSUER          YES          FOR               FOR

PROPOSAL #02: APPOINTMENT OF PRICEWATERHOUSECOOPERS                        ISSUER          YES          FOR               FOR
LLP AS INDEPENDENT AUDITORS AND TO AUTHORIZE THE
AUDIT COMMITTEE OF THE BOARD OF DIRECTORS TO SET
AUDITORS' REMUNERATION.

PROPOSAL #03: SHAREHOLDER PROPOSAL TO ADOPT A PAY FOR                    SHAREHOLDER       YES        AGAINST             FOR
 SUPERIOR PERFORMANCE STANDARD IN THE COMPANY'S
EXECUTIVE COMPENSATION PLAN FOR SENIOR EXECUTIVES.

PROPOSAL #04: SHAREHOLDER PROPOSAL REGARDING PAYMENTS                    SHAREHOLDER       YES        AGAINST             FOR
 FOLLOWING THE DEATH OF SENIOR EXECUTIVES.

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                NATIONAL OILWELL VARCO, INC.
  TICKER:                NOV             CUSIP:     637071101
  MEETING DATE:          5/13/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1A: ELECTION OF DIRECTOR: MERRILL A.                             ISSUER          YES          FOR               FOR
MILLER, JR.

PROPOSAL #1B: ELECTION OF DIRECTOR: GREG L. ARMSTRONG                      ISSUER          YES          FOR               FOR

PROPOSAL #1C: ELECTION OF DIRECTOR: DAVID D. HARRISON                      ISSUER          YES          FOR               FOR

PROPOSAL #2: RATIFICATION OF INDEPENDENT AUDITORS                          ISSUER          YES          FOR               FOR

PROPOSAL #3: APPROVAL OF AMENDMENT TO NATIONAL                             ISSUER          YES          FOR               FOR
OILWELL VARCO LONG-TERM INCENTIVE PLAN

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                NEWFIELD EXPLORATION COMPANY
  TICKER:                NFX             CUSIP:     651290108
  MEETING DATE:          5/7/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1A: ELECTION OF DIRECTOR: DAVID A. TRICE                         ISSUER          YES          FOR               FOR

PROPOSAL #1B: ELECTION OF DIRECTOR: LEE K. BOOTHBY                         ISSUER          YES          FOR               FOR

PROPOSAL #1C: ELECTION OF DIRECTOR: PHILIP J.                              ISSUER          YES          FOR               FOR
BURGUIERES

PROPOSAL #1D: ELECTION OF DIRECTOR: PAMELA J. GARDNER                      ISSUER          YES          FOR               FOR

PROPOSAL #1E: ELECTION OF DIRECTOR: DENNIS R. HENDRIX                      ISSUER          YES          FOR               FOR

PROPOSAL #1F: ELECTION OF DIRECTOR: JOHN RANDOLPH                          ISSUER          YES          FOR               FOR
KEMP III

PROPOSAL #1G: ELECTION OF DIRECTOR: J. MICHAEL LACEY                       ISSUER          YES          FOR               FOR

PROPOSAL #1H: ELECTION OF DIRECTOR: JOSEPH H.                              ISSUER          YES          FOR               FOR
NETHERLAND

PROPOSAL #1I: ELECTION OF DIRECTOR: HOWARD H. NEWMAN                       ISSUER          YES          FOR               FOR

PROPOSAL #1J: ELECTION OF DIRECTOR: THOMAS G. RICKS                        ISSUER          YES          FOR               FOR

PROPOSAL #1K: ELECTION OF DIRECTOR: JUANITA F. ROMANS                      ISSUER          YES          FOR               FOR

PROPOSAL #1L: ELECTION OF DIRECTOR: C.E. (CHUCK)                           ISSUER          YES          FOR               FOR
SHULTZ
PROPOSAL #1M: ELECTION OF DIRECTOR: J. TERRY STRANGE                       ISSUER          YES          FOR               FOR

PROPOSAL #02: PROPOSAL TO APPROVE THE NEWFIELD                             ISSUER          YES          FOR               FOR
EXPLORATION COMPANY 2009 OMNIBUS STOCK PLAN.

PROPOSAL #03: PROPOSAL TO APPROVE THE NEWFIELD                             ISSUER          YES          FOR               FOR
EXPLORATION COMPANY 2009 NON-EMPLOYEE DIRECTOR
RESTRICTED STOCK PLAN.

PROPOSAL #04: PROPOSAL TO RATIFY THE APPOINTMENT OF                        ISSUER          YES          FOR               FOR
PRICEWATERHOUSECOOPERS LLP, INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM, AS INDEPENDENT AUDITORS FOR
THE YEAR ENDING DECEMBER 31, 2009.

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                NEXEN INC
  TICKER:                N/A             CUSIP:     65334H102
  MEETING DATE:          4/28/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.1: Elect Mr. W.B. Berry as a Director to                       ISSUER          YES          FOR               FOR
hold office for the following year

PROPOSAL #1.2: Elect Mr. R.G. Bertram as a Director                        ISSUER          YES          FOR               FOR
to hold office for the following year

PROPOSAL #1.3: Elect Mr. D.G. Flanagan as a Director                       ISSUER          YES          FOR               FOR
to hold office for the following year

PROPOSAL #1.4: Elect Mr. S.B. Jackson as a Director                        ISSUER          YES          FOR               FOR
to hold office for the following year

PROPOSAL #1.5: Elect Mr. K.J. Jenkins as a Director                        ISSUER          YES          FOR               FOR
to hold office for the following year

PROPOSAL #1.6: Elect Mr. A.A. McLellan as a Director                       ISSUER          YES          FOR               FOR
to hold office for the following year

PROPOSAL #1.7: Elect Mr. E.P. Newell as a Director to                      ISSUER          YES          FOR               FOR
 hold office for the following year

PROPOSAL #1.8: Elect Mr. T.C. O'Neill as a Director                        ISSUER          YES          FOR               FOR
to hold office for the following year

PROPOSAL #1.9: Elect Mr. M.F. Romanow as a Director                        ISSUER          YES          FOR               FOR
to hold office for the following year

PROPOSAL #1.10: Elect Mr. F.M. Saville as a Director                       ISSUER          YES          FOR               FOR
to hold office for the following year

PROPOSAL #1.11: Elect Mr. J.M. Willson as a Director                       ISSUER          YES          FOR               FOR
to hold office for the following year

PROPOSAL #1.12: Elect Mr. V.J. Zaleschuk as a                              ISSUER          YES          FOR               FOR
Director to hold office for the following year

PROPOSAL #2.: Appoint Deloitte & Touche LLP as the                         ISSUER          YES          FOR               FOR
Independent Auditors for 2009 and authorize the Audit
 and Conduct Review Committee to fix their pay

PROPOSAL #3.: Any other business                                           ISSUER          NO           N/A               N/A

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                NIPPON MINING HOLDINGS,INC.
  TICKER:                N/A             CUSIP:     J54824107
  MEETING DATE:          6/25/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations

PROPOSAL #2.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                NIPPON OIL CORPORATION
  TICKER:                N/A             CUSIP:     J5484F100
  MEETING DATE:          6/23/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to: Expand Business                           ISSUER          YES          FOR               FOR
Lines, Approve Minor Revisions Related to
Dematerialization of Shares and the other Updated
Laws and Regulations, Adopt Reduction of Liability
System for Outside Directors

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.13: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.14: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.15: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.16: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.17: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.18: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.19: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.: Appoint a Corporate Auditor                                  ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                NOBLE CORPORATION
  TICKER:                NE              CUSIP:     G65422100
  MEETING DATE:          3/17/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #01: APPROVAL OF THE MERGER, REORGANIZATION                       ISSUER          YES          FOR               FOR
AND CONSOLIDATION TRANSACTION TO BE EFFECTED BY THE
SCHEMES OF ARRANGEMENT, COPIES OF WHICH ARE ATTACHED
TO THE ACCOMPANYING PROXY STATEMENT AS ANNEX B.

PROPOSAL #02: APPROVAL OF THE MOTION TO ADJOURN THE                        ISSUER          YES          FOR               FOR
MEETING TO A LATER DATE TO SOLICIT ADDITIONAL PROXIES
 IF THERE ARE INSUFFICIENT VOTES AT THE TIME OF THE
MEETING TO APPROVE THE MERGER, REORGANIZATION AND
CONSOLIDATION TRANSACTION.

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                NOBLE CORPORATION
  TICKER:                NE              CUSIP:     H5833N103
  MEETING DATE:          5/28/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #01: APPROVAL OF THE PAYMENT OF A DIVIDEND                        ISSUER          YES          FOR               FOR
THROUGH A REDUCTION OF THE PAR VALUE OF THE SHARES IN
 AN AMOUNT EQUAL TO SWISS FRANCS 0.25

ELECTION OF DIRECTOR: JULIE H. EDWARDS                                     ISSUER          YES          FOR               FOR

ELECTION OF DIRECTOR: MARC E. LELAND                                       ISSUER          YES          FOR               FOR

ELECTION OF DIRECTOR: DAVID W. WILLIAMS                                    ISSUER          YES          FOR               FOR

PROPOSAL #03: APPROVAL OF THE APPOINTMENT OF                               ISSUER          YES        AGAINST           AGAINST
PRICEWATERHOUSECOOPERS LLP AS NOBLE CORPORATION'S
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2009

PROPOSAL #04: APPROVAL OF AN AMENDMENT OF ARTICLE 21                       ISSUER          YES          FOR               FOR
PARAGRAPH 1(D) OF THE ARTICLES OF ASSOCIATION IN
ORDER TO LIMIT THE CHANGES TO AUTHORIZED AND
CONDITIONAL CAPITAL THAT REQUIRE APPROVAL OF AT LEAST
 TWO-THIRDS OF THE SHARES REPRESENTED AT A GENERAL
MEETING TO AN INCREASE IN THE AMOUNT OF THE
AUTHORIZED OR CONDITIONAL SHARE CAPITAL

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                NOBLE CORPORATION
  TICKER:                NE              CUSIP:     H5833N103
  MEETING DATE:          5/28/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #01: APPROVAL OF THE PAYMENT OF A DIVIDEND                        ISSUER          YES          FOR               FOR
THROUGH A REDUCTION OF THE PAR VALUE OF THE SHARES IN
 AN AMOUNT EQUAL TO SWISS FRANCS 0.25

ELECTION OF DIRECTOR: JULIE H. EDWARDS                                     ISSUER          YES          FOR               FOR

ELECTION OF DIRECTOR: MARC E. LELAND                                       ISSUER          YES          FOR               FOR

ELECTION OF DIRECTOR: DAVID W. WILLIAMS                                    ISSUER          YES          FOR               FOR

PROPOSAL #03: APPROVAL OF THE APPOINTMENT OF                               ISSUER          YES          FOR               FOR
PRICEWATERHOUSECOOPERS LLP AS NOBLE CORPORATION'S
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2009

PROPOSAL #04: APPROVAL OF AN AMENDMENT OF ARTICLE 21                       ISSUER          YES          FOR               FOR
PARAGRAPH 1(D) OF THE ARTICLES OF ASSOCIATION IN
ORDER TO LIMIT THE CHANGES TO AUTHORIZED AND
CONDITIONAL CAPITAL THAT REQUIRE APPROVAL OF AT LEAST
 TWO-THIRDS OF THE SHARES REPRESENTED AT A GENERAL
MEETING TO AN INCREASE IN THE AMOUNT OF THE
AUTHORIZED OR CONDITIONAL SHARE CAPITAL

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                NOBLE ENERGY, INC.
  TICKER:                NBL             CUSIP:     655044105
  MEETING DATE:          4/28/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

ELECTION OF DIRECTOR: JEFFREY L. BERENSON                                  ISSUER          YES          FOR               FOR

ELECTION OF DIRECTOR: MICHAEL A. CAWLEY                                    ISSUER          YES          FOR               FOR

ELECTION OF DIRECTOR: EDWARD F. COX                                        ISSUER          YES          FOR               FOR

ELECTION OF DIRECTOR: CHARLES D. DAVIDSON                                  ISSUER          YES          FOR               FOR

ELECTION OF DIRECTOR: THOMAS J. EDELMAN                                    ISSUER          YES          FOR               FOR

ELECTION OF DIRECTOR: ERIC P. GRUBMAN                                      ISSUER          YES          FOR               FOR

ELECTION OF DIRECTOR: KIRBY L. HEDRICK                                     ISSUER          YES          FOR               FOR

ELECTION OF DIRECTOR: SCOTT D. URBAN                                       ISSUER          YES          FOR               FOR

ELECTION OF DIRECTOR: WILLIAM T. VAN KLEEF                                 ISSUER          YES          FOR               FOR

PROPOSAL #02: PROPOSAL TO RATIFY THE APPOINTMENT OF                        ISSUER          YES          FOR               FOR
KPMG LLP AS THE COMPANY'S INDEPENDENT AUDITOR.

PROPOSAL #03: PROPOSAL TO APPROVE AN AMENDMENT TO THE                      ISSUER          YES          FOR               FOR
 COMPANY'S 1992 STOCK OPTION AND RESTRICTED STOCK
PLAN TO INCREASE THE NUMBER OF SHARES AUTHORIZED FOR
ISSUANCE FROM 22,000,000 TO 24,000,000.

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                O A O TATNEFT
  TICKER:                N/A             CUSIP:     670831205
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the report of the Board of                           ISSUER          YES        ABSTAIN           AGAINST
Directors on the result of Company's activities in
2008, and approve the annual report of the Company
for 2008

PROPOSAL #2.: Approve the annual accounting repot,                         ISSUER          YES        ABSTAIN           AGAINST
including profit and loss statement, of the Company
for 2008

PROPOSAL #3.: Approve the profit distribution upon                         ISSUER          YES        ABSTAIN           AGAINST
results of the FY

PROPOSAL #4.: Approve the payment of annual dividends                      ISSUER          YES        ABSTAIN           AGAINST
 on the basis of 2008 results, and the amount of the
dividends, form and timing of payment of dividends

PROPOSAL #5.1: Elect Mr. Azat K Khamaev as a Board of                      ISSUER          YES        ABSTAIN           AGAINST
 Director of OAO Tatneft

PROPOSAL #5.2: Elect Mr. David W Waygood as a Board                        ISSUER          YES        ABSTAIN           AGAINST
of Director of OAO Tatneft

PROPOSAL #5.3: Elect Mr. Maria L Voskresenskaya as a                       ISSUER          YES        ABSTAIN           AGAINST
Board of Director of OAO Tatneft

PROPOSAL #5.4: Elect Mr. Radik R Gaizatullin as a                          ISSUER          YES        ABSTAIN           AGAINST
Board of Director of OAO Tatneft

PROPOSAL #5.5: Elect Mr. Sushovan Ghosh as a Board of                      ISSUER          YES        ABSTAIN           AGAINST
 Director of OAO Tatneft

PROPOSAL #5.6: Elect Mr. Nail G Ibragimov as a Board                       ISSUER          YES        ABSTAIN           AGAINST
of Director of OAO Tatneft

PROPOSAL #5.7: Elect Mr. Vladimir P Lavushchenko as a                      ISSUER          YES        ABSTAIN           AGAINST
 Board of Director of OAO Tatneft

PROPOSAL #5.8: Elect Mr. Nail U Maganov as a Board of                      ISSUER          YES        ABSTAIN           AGAINST
 Director of OAO Tatneft

PROPOSAL #5.9: Elect Mr. Renat K Muslimov as a Board                       ISSUER          YES        ABSTAIN           AGAINST
of Director of OAO Tatneft

PROPOSAL #5.10: Elect Mr. Rinat K Sabirov as a Board                       ISSUER          YES        ABSTAIN           AGAINST
of Director of OAO Tatneft

PROPOSAL #5.11: Elect Mr. Valery Y Sorokin as a Board                      ISSUER          YES        ABSTAIN           AGAINST
 of Director of OAO Tatneft

PROPOSAL #5.12: Elect Mr. Mirgaziyan Z Taziev as a                         ISSUER          YES        ABSTAIN           AGAINST
Board of Director of OAO Tatneft

PROPOSAL #5.13: Elect Mr. Shafagat F Takhautdinov as                       ISSUER          YES        ABSTAIN           AGAINST
a Board of Director of OAO Tatneft

PROPOSAL #5.14: Elect Mr. Rais S Khisamov as a Board                       ISSUER          YES        ABSTAIN           AGAINST
of Director of OAO Tatneft

PROPOSAL #6.1: Elect Mr. Tamara M Vilkova to the                           ISSUER          YES        ABSTAIN           AGAINST
revision Committee the Company

PROPOSAL #6.2: Elect Mr. Nazilya F Galieva to the                          ISSUER          YES        ABSTAIN           AGAINST
revision Committee the Company

PROPOSAL #6.3: Elect Mr. Ferdinand R Galiullin to the                      ISSUER          YES        ABSTAIN           AGAINST
 revision Committee the Company

PROPOSAL #6.4: Elect Mr. Venera G Kuzmina to the                           ISSUER          YES        ABSTAIN           AGAINST
revision Committee the Company

PROPOSAL #6.5: Elect Mr. Nikolai K Lapin to the                            ISSUER          YES        ABSTAIN           AGAINST
revision Committee the Company

PROPOSAL #6.6: Elect Mr. Galina V Malyazina to the                         ISSUER          YES        ABSTAIN           AGAINST
revision Committee the Company

PROPOSAL #6.7: Elect Mr. Liliya R Rakhimzyanova to                         ISSUER          YES        ABSTAIN           AGAINST
the revision Committee the Company

PROPOSAL #6.8: Elect Mr. Alfiya A Sinegaeva to the                         ISSUER          YES        ABSTAIN           AGAINST
revision Committee the Company

PROPOSAL #7.: Approve Energy Consulting/Audit ZAO as                       ISSUER          YES        ABSTAIN           AGAINST
the Company's Auditor

PROPOSAL #8.: Amend the Charter of the Company                             ISSUER          YES        ABSTAIN           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                OCCIDENTAL PETROLEUM CORPORATION
  TICKER:                OXY             CUSIP:     674599105
  MEETING DATE:          5/1/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1A: ELECTION OF DIRECTOR: SPENCER ABRAHAM                        ISSUER          YES          FOR               FOR

PROPOSAL #1B: ELECTION OF DIRECTOR: RONALD W. BURKLE                       ISSUER          YES          FOR               FOR

PROPOSAL #1C: ELECTION OF DIRECTOR: JOHN S. CHALSTY                        ISSUER          YES          FOR               FOR

PROPOSAL #1D: ELECTION OF DIRECTOR: EDWARD P.                              ISSUER          YES          FOR               FOR
DJEREJIAN
PROPOSAL #1E: ELECTION OF DIRECTOR: JOHN E. FEICK                          ISSUER          YES          FOR               FOR

PROPOSAL #1F: ELECTION OF DIRECTOR: RAY R. IRANI                           ISSUER          YES          FOR               FOR

PROPOSAL #1G: ELECTION OF DIRECTOR: IRVIN W. MALONEY                       ISSUER          YES          FOR               FOR

PROPOSAL #1H: ELECTION OF DIRECTOR: AVEDICK B.                             ISSUER          YES          FOR               FOR
POLADIAN
PROPOSAL #1I: ELECTION OF DIRECTOR: RODOLFO SEGOVIA                        ISSUER          YES          FOR               FOR

PROPOSAL #1J: ELECTION OF DIRECTOR: AZIZ D. SYRIANI                        ISSUER          YES          FOR               FOR

PROPOSAL #1K: ELECTION OF DIRECTOR: ROSEMARY TOMICH                        ISSUER          YES          FOR               FOR

PROPOSAL #1L: ELECTION OF DIRECTOR: WALTER L. WEISMAN                      ISSUER          YES          FOR               FOR

PROPOSAL #02: RATIFICATION OF SELECTION OF KPMG AS                         ISSUER          YES          FOR               FOR
INDEPENDENT AUDITORS.

PROPOSAL #03: AMENDMENT OF RESTATED CERTIFICATE OF                         ISSUER          YES          FOR               FOR
INCORPORATION TO PERMIT STOCKHOLDERS TO CALL SPECIAL
MEETINGS.

PROPOSAL #04: REPORT ON ASSESSMENT OF HOST COUNTRY                       SHAREHOLDER       YES        ABSTAIN           AGAINST
LAWS.

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                OGX PETROLEO E GAS PARTICIPACOES SA, RIO DE JANEIR
  TICKER:                N/A             CUSIP:     P7356Y103
  MEETING DATE:          4/27/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the financial statements                             ISSUER          YES          FOR               FOR
relating to the FY that ended on 31 DEC 2008

PROPOSAL #2.: Approve the destination of the YE                            ISSUER          YES          FOR               FOR
results of 2008 and the distribution of dividends

PROPOSAL #3.: Elect the Members of the Board of                            ISSUER          YES          FOR               FOR
Directors

PROPOSAL #4.: Approve to set the global remuneration                       ISSUER          YES          FOR               FOR
of the Directors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                OIL & NATURAL GAS CORPORATION LTD
  TICKER:                N/A             CUSIP:     Y64606117
  MEETING DATE:          9/19/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve to accept financial statements                       ISSUER          YES          FOR               FOR
and Statutory reports

PROPOSAL #2.: Approve to confirm interim dividend of                       ISSUER          YES          FOR               FOR
INR 18.00 per share and the final dividend of INR
14.00 per share

PROPOSAL #3.: Re-appoint Mr. R. K. Pachauri as a                           ISSUER          YES          FOR               FOR
Director

PROPOSAL #4.: Re-appoint Mr. B. H. Dholakia as a                           ISSUER          YES          FOR               FOR
Director

PROPOSAL #5.: Re-appoint Mr. P. K. Choudhury as a                          ISSUER          YES          FOR               FOR
Director

PROPOSAL #6.: Re-appoint Mr. V. P. Singh as a Director                     ISSUER          YES          FOR               FOR

PROPOSAL #7.: Authorize the Board to fix remuneration                      ISSUER          YES          FOR               FOR
 of Auditors

PROPOSAL #8.: Appoint D. K. Sarraf as a Director                           ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                OIL CO LUKOIL
  TICKER:                N/A             CUSIP:     677862104
  MEETING DATE:          6/25/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the 2008 annual report of Oao                        ISSUER          YES          FOR               FOR
Lukoil and the annual financial statements, including
 income statements [profit and loss accounts] of the
Company, and also distribution of profits [including
through the payment (declaration) of dividends] and
losses of the Company on the basis of annual results
and determination of the size, date, form and
procedure of payment of dividends

PROPOSAL #2.1: Elect Mr. Vagit Yu. Alekperov as a                          ISSUER          YES        AGAINST           AGAINST
Director

PROPOSAL #2.2: Elect Mr. Igor V. Belikov as a Director                     ISSUER          YES          FOR               FOR

PROPOSAL #2.3: Elect Mr. Viktor V. Blazheev as a                           ISSUER          YES        AGAINST           AGAINST
Director

PROPOSAL #2.4: Elect Mr. Donald E. Wallette (Jr.) as                       ISSUER          YES        AGAINST           AGAINST
a Director

PROPOSAL #2.5: Elect Mr. Valery I. Grayfer as a                            ISSUER          YES        AGAINST           AGAINST
Director

PROPOSAL #2.6: Elect Mr. German O. Gref as a Director                      ISSUER          YES        AGAINST           AGAINST

PROPOSAL #2.7: Elect Mr. Igor S. Ivanov as a Director                      ISSUER          YES        AGAINST           AGAINST

PROPOSAL #2.8: Elect Mr. Ravil U. Maganov as a                             ISSUER          YES        AGAINST           AGAINST
Director
PROPOSAL #2.9: Elect Mr. Richard H. Matzke as a                            ISSUER          YES        AGAINST           AGAINST
Director

PROPOSAL #2.10: Elect Mr. Sergei A. Mikhailov as a                         ISSUER          YES          FOR               FOR
Director

PROPOSAL #2.11: Elect Mr. Nikolai A. Tsvetkov as a                         ISSUER          YES        AGAINST           AGAINST
Director

PROPOSAL #2.12: Elect Mr. Alexander N. Shokhin as a                        ISSUER          YES          FOR               FOR
Director

PROPOSAL #3.1: Elect Mr. Lyubov Ivanova as a Member                        ISSUER          YES          FOR               FOR
to the Audit Commission

PROPOSAL #3.2: Elect Mr. Pavel Kondratyev as a Member                      ISSUER          YES          FOR               FOR
 to the Audit Commission

PROPOSAL #3.3: Elect Mr. Vladimir Nikitenko as a                           ISSUER          YES          FOR               FOR
Member to the Audit Commission

PROPOSAL #4.1: Approve the disbursement of                                 ISSUER          YES          FOR               FOR
remuneration to the Directors and the Members of the
Audit Commission

PROPOSAL #4.2: Approve the remuneration of the                             ISSUER          YES          FOR               FOR
Directors and the Members of the Audit Commission at
levels approved at 26 JUN 2008, AGM

PROPOSAL #5.: Ratify Zao KPMG as the Auditor                               ISSUER          YES          FOR               FOR

PROPOSAL #6.: Amend the regulations on the procedure                       ISSUER          YES          FOR               FOR
for preparing and holding the general shareholders
meeting of Oao Lukoil

PROPOSAL #7.: Approve the interested-party transaction                     ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                OIL CO LUKOIL
  TICKER:                LUKOY           CUSIP:     677862104
  MEETING DATE:          6/25/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #01: TO APPROVE THE 2008 ANNUAL REPORT OF                         ISSUER          YES          FOR               FOR
OAO LUKOIL AND THE ANNUAL FINANCIAL STATEMENTS,
INCLUDING INCOME STATEMENTS (PROFIT AND LOSS
ACCOUNTS) OF THE COMPANY, AND ALSO DISTRIBUTION OF
PROFITS (INCLUDING THROUGH THE PAYMENT (DECLARATION)
OF DIVIDENDS) AND LOSSES OF THE COMPANY ON THE BASIS
OF ANNUAL RESULTS. DETERMINATION OF THE SIZE, DATE,
FORM AND PROCEDURE OF PAYMENT OF DIVIDENDS.

PROPOSAL #2A: ELECTION OF DIRECTOR: ALEKPEROV, VAGIT                       ISSUER          YES        AGAINST           AGAINST
YUSUFOVICH

PROPOSAL #2B: ELECTION OF DIRECTOR: BELIKOV, IGOR                          ISSUER          YES          FOR               FOR
VYACHESLAVOVICH

PROPOSAL #2C: ELECTION OF DIRECTOR: BLAZHEEV, VIKTOR                       ISSUER          YES        AGAINST           AGAINST
VLADIMIROVICH

PROPOSAL #2D: ELECTION OF DIRECTOR: WALLETTE (JR.),                        ISSUER          YES        AGAINST           AGAINST
DONALD EVERT

PROPOSAL #2E: ELECTION OF DIRECTOR: GRAYFER, VALERY                        ISSUER          YES        AGAINST           AGAINST
ISAAKOVICH

PROPOSAL #2F: ELECTION OF DIRECTOR: GREF, HERMAN                           ISSUER          YES        AGAINST           AGAINST
OSKAROVICH

PROPOSAL #2G: ELECTION OF DIRECTOR: IVANOV, IGOR                           ISSUER          YES        AGAINST           AGAINST
SERGEEVICH

PROPOSAL #2H: ELECTION OF DIRECTOR: MAGANOV, RAVIL                         ISSUER          YES        AGAINST           AGAINST
ULFATOVICH

PROPOSAL #2I: ELECTION OF DIRECTOR: MATZKE, RICHARD                        ISSUER          YES        AGAINST           AGAINST
HERMAN

PROPOSAL #2J: ELECTION OF DIRECTOR: MIKHAILOV, SERGEI                      ISSUER          YES          FOR               FOR
 ANATOLIEVICH

PROPOSAL #2K: ELECTION OF DIRECTOR: TSVETKOV, NIKOLAI                      ISSUER          YES        AGAINST           AGAINST
 ALEXANDROVICH

PROPOSAL #2L: ELECTION OF DIRECTOR: SHOKHIN,                               ISSUER          YES          FOR               FOR
ALEXANDER NIKOLAEVICH

PROPOSAL #3A: TO ELECT THE AUDIT COMMISSION FROM THE                       ISSUER          YES          FOR               FOR
LIST OF CANDIDATES APPROVED BY THE BOARD OF DIRECTORS
 OF OAO LUKOIL ON 4 FEBRUARY 2009 (MINUTES N2 4):
IVANOVA, LYUBOV GAVRILOVNA.

PROPOSAL #3B: TO ELECT THE AUDIT COMMISSION FROM THE                       ISSUER          YES          FOR               FOR
LIST OF CANDIDATES APPROVED BY THE BOARD OF DIRECTORS
 OF OAO LUKOIL ON 4 FEBRUARY, 2009 (MINUTES N2 4):
KONDRATIEV, PAVEL GENNADIEVICH

PROPOSAL #3C: TO ELECT THE AUDIT COMMISSION FROM THE                       ISSUER          YES          FOR               FOR
LIST OF CANDIDATES APPROVED BY THE BOARD OF DIRECTORS
 OF OAO LUKOIL ON 4 FEBRUARY, 2009 (MINUTES N2 4):
NIKITENKO, VLADIMIR NIKOLAEVICH

PROPOSAL #4A: TO PAY REMUNERATION AND REIMBURSE                            ISSUER          YES          FOR               FOR
EXPENSES TO MEMBERS OF THE BOARD OF DIRECTORS AND THE
 AUDIT COMMISSION OF OAO LUKOIL ACCORDING TO
APPENDIX HERETO.

PROPOSAL #4B: TO DEEM IT APPROPRIATE TO RETAIN THE                         ISSUER          YES          FOR               FOR
AMOUNTS OF REMUNERATION FOR MEMBERS OF THE BOARD OF
DIRECTORS AND THE AUDIT COMMISSION OF THE COMPANY
ESTABLISHED BY DECISION OF THE ANNUAL GENERAL
SHAREHOLDERS MEETING OF OAO LUKOIL OF 26 JUNE 2008
(MINUTES NO. 1).

PROPOSAL #05: TO APPROVE THE INDEPENDENT AUDITOR OF                        ISSUER          YES          FOR               FOR
OAO LUKOIL - CLOSED JOINT STOCK COMPANY KPMG.

PROPOSAL #06: TO APPROVE AMENDMENTS TO THE                                 ISSUER          YES          FOR               FOR
REGULATIONS ON THE PROCEDURE FOR PREPARING AND
HOLDING THE GENERAL SHAREHOLDERS MEETING OF OAO
LUKOIL, PURSUANT TO THE APPENDIX HERETO.

PROPOSAL #07: TO APPROVE AN INTERESTED-PARTY                               ISSUER          YES          FOR               FOR
TRANSACTION - POLICY (CONTRACT) ON INSURING THE
LIABILITY OF DIRECTORS, OFFICERS AND CORPORATIONS
BETWEEN OAO LUKOIL AND OAO KAPITAL STRAKHOVANIE, ON
THE TERMS AND CONDITIONS INDICATED IN THE APPENDIX
HERETO.

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                OIL REFINERIES LTD
  TICKER:                N/A             CUSIP:     M7521B106
  MEETING DATE:          12/30/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.1: Re-appoint Mr. Yossi Rosen as a                             ISSUER          YES          FOR               FOR
Company Director

PROPOSAL #1.2: Re-appoint Mr. Avisar Paz as a Company                      ISSUER          YES          FOR               FOR
 Director

PROPOSAL #1.3: Re-appoint Mr. Ran Croll as a Company                       ISSUER          YES          FOR               FOR
Director

PROPOSAL #1.4: Re-appoint Ms. Nehama Ronen as a                            ISSUER          YES          FOR               FOR
Company Director

PROPOSAL #1.5: Re-appoint Mr. Ory Slonim as a Company                      ISSUER          YES          FOR               FOR
 Director

PROPOSAL #1.6: Re-appoint Mr. Uzi Natanel as a                             ISSUER          YES          FOR               FOR
Company Director

PROPOSAL #2.: Re-appoint the auditing firm KPMG                            ISSUER          YES          FOR               FOR
Somekh Chaikin as the Company's Auditors up to the
date of the next AGM and authorize the Company's
Board of Directors to determine the above Auditors'

PROPOSAL #3.: Approve the deletion of Article 98 of                        ISSUER          YES          FOR               FOR
the Company's Articles

PROPOSAL #4.: Amend the Company's Articles [excluding                      ISSUER          YES          FOR               FOR
 the resolution regarding the deleting of Article 98
mentioned in Resolution 3 of the agenda]

PROPOSAL #5.: Amend the Company's Memorandum of                            ISSUER          YES          FOR               FOR
Association by replacing Clause 2 to the Memorandum
as specified

PROPOSAL #6.: Approve the discussion of the Company's                      ISSUER          YES          FOR               FOR
 financial statements, the Board of Directors'
report, and the Company's periodic report for 2007,
including a report of the Board of Directors on the
Auditor's fees for 2007

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                OJSC OC ROSNEFT
  TICKER:                N/A             CUSIP:     67812M207
  MEETING DATE:          6/19/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the Company annual report                            ISSUER          YES          FOR               FOR

PROPOSAL #2.: Approve the Company annual accounting                        ISSUER          YES          FOR               FOR
statements, including profit and loss statements
[profit and loss accounts]

PROPOSAL #3.: Approve the distribution of the Company                      ISSUER          YES          FOR               FOR
 profits based on the results of the year 2008

PROPOSAL #4.: Approve the amounts, timing, and form                        ISSUER          YES          FOR               FOR
of payment of dividends in accordance with the
results of the year 2008

PROPOSAL #5.: Approve the remuneration and                                 ISSUER          YES          FOR               FOR
reimbursement of expenses for Members of the Board of
 Directors of the Company

PROPOSAL #6.1: Elect Mr. Bogdanov Vladimir                                 ISSUER          YES        AGAINST           AGAINST
Leonidovich as a Member of the Board of Director of

PROPOSAL #6.2: Elect Mr. Bogdanchikov Sergey                               ISSUER          YES        AGAINST           AGAINST
Mikhailovich as a Member of the Board of Director of
the Company

PROPOSAL #6.3: Elect Mr. Kostin Andrey Leonidovich as                      ISSUER          YES          FOR               FOR
 a Member of the Board of Director of the Company

PROPOSAL #6.4: Elect Mr. Nekipelov Alexander                               ISSUER          YES          FOR               FOR
Dmitrievich as a Member of the Board of Director of
the Company

PROPOSAL #6.5: Elect Mr. Petrov Youriy Alexandrovich                       ISSUER          YES        AGAINST           AGAINST
as a Member of the Board of Director of the Company

PROPOSAL #6.6: Elect Mr. Reous Andrey Georgievich as                       ISSUER          YES        AGAINST           AGAINST
a Member of the Board of Director of the Company

PROPOSAL #6.7: Elect Mr. Rudloff Hans-Joerg as a                           ISSUER          YES          FOR               FOR
Member of the Board of Director of the Company

PROPOSAL #6.8: Elect Mr. Sechin Igor Ivanovich as a                        ISSUER          YES        AGAINST           AGAINST
Member of the Board of Director of the Company

PROPOSAL #6.9: Elect Mr. Tokarev Nikolay Petrovich as                      ISSUER          YES        AGAINST           AGAINST
 a Member of the Board of Director of the Company

PROPOSAL #7.1: Elect Mr. Kobzev Andrey Nikolaevich as                      ISSUER          YES          FOR               FOR
 a Members of the Internal Audit Commission of the
Company

PROPOSAL #7.2: Elect Mr. Korovkina Irina Feodorovna                        ISSUER          YES          FOR               FOR
as a Member of the Internal Audit Commission of the
Company

PROPOSAL #7.3: Elect Mr. Ozerov Sergey Mikhailovich                        ISSUER          YES          FOR               FOR
as a Member of the Internal Audit Commission of the
Company

PROPOSAL #7.4: Elect Mr. Fisenko Tatiana Vladimirovna                      ISSUER          YES          FOR               FOR
 as a Member of the Internal Audit Commission of the
Company

PROPOSAL #7.5: Elect Mr. Yugov Alexander Sergeevich                        ISSUER          YES          FOR               FOR
as a Member of the Internal Audit Commission of the
Company

PROPOSAL #8.: Approve the External Auditor of the                          ISSUER          YES          FOR               FOR
Company

PROPOSAL #9.: Approve the revised edition of the                           ISSUER          YES        AGAINST           AGAINST
Company Charter

PROPOSAL #10.: Approve the revised edition of the                          ISSUER          YES        AGAINST           AGAINST
regulation on General Shareholders Meeting of the
Company

PROPOSAL #11.: Approve the revised edition of the                          ISSUER          YES        AGAINST           AGAINST
regulation on the Board of Directors of the Company

PROPOSAL #12.: Approve the revised edition of the                          ISSUER          YES          FOR               FOR
regulation on Collective Executive Body [Management
Board] of the Company

PROPOSAL #13.: Approve the revised edition of the                          ISSUER          YES        AGAINST           AGAINST
regulation on Single Executive Body [President] of
the Company

PROPOSAL #14.: Approve the revised edition of the                          ISSUER          YES          FOR               FOR
regulation on Internal Audit Commission of the Company

PROPOSAL #15.1a: Approve, the providing by OOO RN-                         ISSUER          YES          FOR               FOR
Yuganskneftegas of the services to the Company on
production at oil and gas fields, the licenses for
development thereof held by the Company: production
of oil in the quantity of 66,619.0 thousand tons and
production of associated gas in the quantity of
4,125.0 million cubic meters for the overall maximum
amount of 97,140,972.6 thousand roubles and on
transfer of produced resources of hydrocarbons to the
 Company for further distribution

PROPOSAL #15.1b: Approve the sales of oil products by                      ISSUER          YES          FOR               FOR
 the Company in the quantity of 1,650.2 thousand tons
 for the overall maximum amount of 61,238,347.8
thousand roubles to OOO RN-Vostoknefteproduct

PROPOSAL #15.1c: Approve, the providing by OJSC AK                         ISSUER          YES          FOR               FOR
Transneft the services to the Company on
transportation of crude oil by long-distance
pipelines in the quantity of 115,000.0 thousand tons
for a fee not exceeding the overall maximum amount of
 140,000,000.0 thousand roubles in the year 2010

PROPOSAL #15.1d: Approve the execution by the Company                      ISSUER          YES          FOR               FOR
 of the General Agreement with OJSC VBRR on the
general terms and conditions of deposit transactions
and transactions within this General Agreement on
deposit by the Company of its cash funds in roubles,
and/or in USA dollars, and/or in EURO at accounts
with OJSC VBRR for the maximum amount of
306,000,000.0 thousand roubles at the specified terms
 and conditions: term 'from one day to one year;
interest rate: for roubles 'no less than Mosibor for
the respective term minus 20%; for USA dollars 'no
less than Libor [USA dollars] for the respective term
 minus 10%; for EURO 'no less than Libor [EURO] for

PROPOSAL #15.1e: Approve the execution by the Company                      ISSUER          YES          FOR               FOR
 of the General Agreement with OJSC Bank VTB on
general terms and conditions of deposit transactions
and transactions within this General Agreement on
deposit by the Company of its cash funds in roubles,
and/or in USA dollars, and/or in EURO at accounts
with OJSC Bank VTB for the maximum amount of
493,000,000.0 thousand roubles at the specified terms
 and conditions: term from one day to one year;
interest rate: for roubles no less than Mosibor for
the respective term minus 20%; for USA dollars no
less than Libor [USA dollars] for the respective term
 minus 10%; for EURO no less than Libor [EURO] for

PROPOSAL #15.1f: Approve the execution by the Company                      ISSUER          YES          FOR               FOR
 of the General Agreement with OJSC VBRR on general
terms and conditions of foreign currency exchange
transactions and transactions within this General
Agreement on purchase and sales of foreign currency
[forex transactions] with the following currency
pairs: USA dollar/rouble, EURO/rouble, EURO/USA
dollar for the overall maximum amount of
238,000,000.0 thousand roubles at the following
exchange rates: for transactions with the USA
dollar/rouble pair no less than weighted average rate
 at MICEX as at the day of settlements minus 0.7
roubles, for transactions with the EURO/rouble pair
no less than weighted average rate at MICEX as at the
 day of settlements minus 0.8 roubles, for
transactions with the EURO/USA dollar pair no less
than weighted average rate at MICEX as at the day of

PROPOSAL #15.1g: Approve the execution by the Company                      ISSUER          YES          FOR               FOR
 of the General Agreement with OJSC Bank VTB on
general terms and conditions of foreign currency
exchange transactions with the use of Reuter Dealing
/ BS-Client systems and transactions within this
General Agreement on sales and purchase of foreign
currency [forex transactions] with the following
currency pairs: USA dollar/rouble, EURO/rouble,
EURO/USA dollar for the overall maximum amount of
578,000,000.0 thousand roubles at the following
exchange rates: for transactions with the USA
dollar/rouble pair no less than weighted average rate
 at MICEX as at the day of settlements minus 0.7
roubles, for transactions with the EURO/rouble pair
no less than weighted average rate at MICEX as at the
 day of settlements minus 0.8 roubles, for
transactions with the EURO/USA dollar pair no less
than weighted average rate at MICEX as at the day of

PROPOSAL #15.1h: Approve the execution by the Company                      ISSUER          YES          FOR               FOR
 of the Agreement with OJSC Bank VTB on procedure for
 execution of credit transactions with the use of
Reuter Dealing system and also on performing
transactions within this Agreement on receiving by
the Company of loans from OJSC Bank VTB in roubles,
and/or in USA dollars, and/or in EURO for the overall
 maximum amount of 216,000,000.0 thousand roubles at
the following terms and conditions: term: up to 30
days; interest rate: for roubles no higher than
Mosibor for the respective term plus 20%; for USA
dollars no higher than Libor for the respective term
plus 10%; for EURO no higher than Libor for the
respective term plus 5%

PROPOSAL #15.2: Approve the execution of Oil Delivery                      ISSUER          YES          FOR               FOR
 Agreement between Rosneft and Transneft [the
Delivery Agreement] as a related party transaction,
whereby Rosneft shall provide delivery of crude oil
to Transneft

PROPOSAL #16.: Approve the major transaction                               ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                OJSC SURGUTNEFTEGAS
  TICKER:                SGTZY           CUSIP:     868861204
  MEETING DATE:          6/27/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #01: TO APPROVE OJSC SURGUTNEFTEGAS ANNUAL                        ISSUER          YES          FOR             AGAINST
REPORT FOR 2008.

PROPOSAL #02: TO APPROVE ANNUAL ACCOUNTING STATEMENTS                      ISSUER          YES          FOR             AGAINST
 OF OJSC SURGUTNEFTEGAS, INCLUDING PROFIT AND LOSS
STATEMENT FOR 2008.

PROPOSAL #03: TO APPROVE THE DISTRIBUTION OF PROFIT                        ISSUER          YES          FOR             AGAINST
(LOSS) OF OJSC SURGUTNEFTEGAS FOR 2008. TO DECLARE
DIVIDEND PAYMENT FOR 2008: FOR A PREFERRED SHARE OF
OJSC SURGUTNEFTEGAS - 1.326 RUBLES, FOR AN ORDINARY
SHARE OF OJSC SURGUTNEFTEGAS - 0.6 RUBLES: DIVIDEND
PAYMENT SHALL BE CARRIED OUT IN ACCORDANCE WITH THE
PROCEDURE RECOMMENDED BY THE BOARD OF DIRECTORS. THE
DATE WHEN DIVIDEND PAYMENT IS COMMENCED IS JULY 01,
2009. THE DATE WHEN DIVIDEND PAYMENT IS TERMINATED IS
 AUGUST 26, 2009.

PROPOSAL #5A: TO ELECT TO THE AUDITING COMMITTEE OF                        ISSUER          YES          FOR             AGAINST
OJSC SURGUTNEFTEGAS: KOMAROVA VALENTINA PANTELEEVNA

PROPOSAL #5B: TO ELECT TO THE AUDITING COMMITTEE OF                        ISSUER          YES          FOR             AGAINST
OJSC SURGUTNEFTEGAS: OLEYNIK TAMARA FEDOROVNA

PROPOSAL #5C: TO ELECT TO THE AUDITING COMMITTEE OF                        ISSUER          YES          FOR             AGAINST
OJSC SURGUTNEFTEGAS: POZDNYAKOVA VERA ALEKSANDROVNA

PROPOSAL #06: TO APPROVE LIMITED LIABILITY COMPANY                         ISSUER          YES          FOR             AGAINST
ROSEKSPERTIZA AS THE AUDITOR OF OJSC SURGUTNEFTEGAS
FOR 2009.

PROPOSAL #07: TO APPROVE TRANSACTIONS WHICH MAY BE                         ISSUER          YES        AGAINST           AGAINST
CONDUCTED IN THE FUTURE BETWEEN OJSC SURGUTNEFTEGAS
AND ITS AFFILIATED PARTIES IN THE COURSE OF GENERAL
BUSINESS ACTIVITY OF OJSC SURGUTNEFTEGAS, PROVIDED
THAT THE ABOVE-MENTIONED TRANSACTIONS COMPLY WITH THE
 FOLLOWING REQUIREMENTS: THE TRANSACTION IS AIMED AT
PERFORMING THE TYPES OF ACTIVITIES STIPULATED BY THE
CHARTER OF OJSC SURGUTNEFTEGAS, ALL AS MORE FULLY
DESCRIBED IN THE PROXY STATEMENT.

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                OJSC SURGUTNEFTEGAS
  TICKER:                SGTZY           CUSIP:     868861204
  MEETING DATE:          6/27/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #4A: TO ELECT TO THE BOARD OF DIRECTORS:                          ISSUER          YES          FOR             AGAINST
ANANIEV SERGEI ALEKSEEVICH

PROPOSAL #4B: TO ELECT TO THE BOARD OF DIRECTORS:                          ISSUER          YES          FOR             AGAINST
BOGDANOV VLADIMIR LEONIDOVICH

PROPOSAL #4C: TO ELECT TO THE BOARD OF DIRECTORS:                          ISSUER          YES          FOR             AGAINST
BULANOV ALEXANDER NIKOLAEVICH

PROPOSAL #4D: TO ELECT TO THE BOARD OF DIRECTORS:                          ISSUER          YES          FOR             AGAINST
GORBUNOV IGOR NIKOLAEVICH

PROPOSAL #4E: TO ELECT TO THE BOARD OF DIRECTORS:                          ISSUER          YES          FOR             AGAINST
DRUCHININ VLADISLAV EGOROVICH

PROPOSAL #4F: TO ELECT TO THE BOARD OF DIRECTORS:                          ISSUER          YES          FOR             AGAINST
EGOROV OLEG YURIEVICH

PROPOSAL #4G: TO ELECT TO THE BOARD OF DIRECTORS:                          ISSUER          YES          FOR             AGAINST
EROKHIN VLADIMIR PETROVICH

PROPOSAL #4H: TO ELECT TO THE BOARD OF DIRECTORS:                          ISSUER          YES          FOR             AGAINST
MATVEEV NIKOLAI IVANOVICH

PROPOSAL #4I: TO ELECT TO THE BOARD OF DIRECTORS:                          ISSUER          YES          FOR             AGAINST
MEDVEDEV NIKOLAI YAKOVLEVICH

PROPOSAL #4J: TO ELECT TO THE BOARD OF DIRECTORS:                          ISSUER          YES          FOR             AGAINST
REZYAPOV ALEXANDER FILIPPOVICH

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                OMV AG, WIEN
  TICKER:                N/A             CUSIP:     A51460110
  MEETING DATE:          5/13/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: To receive the annual statement of                           ISSUER          NO           N/A               N/A
accounts for Company and Corporate Group INCL report
of Board of Directors and Supervisory Board

PROPOSAL #2.: Approve the appropriation of net profits                     ISSUER          NO           N/A               N/A

PROPOSAL #3.: Approve the share repurchase and resale                      ISSUER          NO           N/A               N/A

PROPOSAL #4.: Amend the Company capital,                                   ISSUER          NO           N/A               N/A
authorization on issue of convertible bonds,
exemption of options, creation of limited capital,
and the Company Charter due Paragraph 3 as specified

PROPOSAL #5.: Amend the Company Charter Paragraph                          ISSUER          NO           N/A               N/A
4.2., 9.1., 13.9. and 26

PROPOSAL #6.: Elect the Auditors for the FY 2009                           ISSUER          NO           N/A               N/A

PROPOSAL #7.: Approve the activities undertaken by                         ISSUER          NO           N/A               N/A
Board of Directors and the Supervisory Board

PROPOSAL #8.: Approve the remuneration of the                              ISSUER          NO           N/A               N/A
Supervisory Board

PROPOSAL #9.: Elect the Supervisory Board                                  ISSUER          NO           N/A               N/A

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                PEABODY ENERGY CORPORATION
  TICKER:                BTU             CUSIP:     704549104
  MEETING DATE:          5/7/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

ELECTION OF DIRECTOR: GREGORY H. BOYCE                                     ISSUER          YES          FOR               FOR

ELECTION OF DIRECTOR: WILLIAM E. JAMES                                     ISSUER          YES          FOR               FOR

ELECTION OF DIRECTOR: ROBERT B. KARN III                                   ISSUER          YES          FOR               FOR

ELECTION OF DIRECTOR: M. FRANCES KEETH                                     ISSUER          YES          FOR               FOR

ELECTION OF DIRECTOR: HENRY E. LENTZ                                       ISSUER          YES          FOR               FOR

PROPOSAL #02: RATIFICATION OF THE APPOINTMENT OF                           ISSUER          YES          FOR               FOR
ERNST & YOUNG LLP AS THE COMPANY'S INDEPENDENT
REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR
 ENDING DECEMBER 31, 2009.

PROPOSAL #03: REAPPROVAL OF THE MATERIAL TERMS OF THE                      ISSUER          YES          FOR               FOR
 PERFORMANCE MEASURES UNDER THE COMPANY'S 2004 LONG-
TERM EQUITY INCENTIVE PLAN.

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                PETROBRAS ENERGIA PARTICIPACIONES S.A.
  TICKER:                PZE             CUSIP:     71646M102
  MEETING DATE:          1/30/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #R1: APPROVAL OF THE PERFORMANCE OF                               ISSUER          YES          FOR               FOR
SUSPENDED DIRECTORS.

PROPOSAL #S2: APPROVAL OF THE MERGER OF THE COMPANY                        ISSUER          YES          FOR               FOR
AND PETROBRAS ENERGIA S.A. (PESA), WHEREBY PESA IS
THE ABSORBING AND SURVIVING COMPANY AND PEPSA IS THE
ABSORBED COMPANY (THE MERGER).

PROPOSAL #S3: APPROVAL OF THE PRELIMINARY MERGER                           ISSUER          YES          FOR               FOR
AGREEMENT SIGNED BY THE COMPANY AND PESA ON SEPTEMBER
 2, 2008.

PROPOSAL #S4: APPROVAL OF THE COMPANY'S FINANCIAL                          ISSUER          YES          FOR               FOR
STATEMENTS AS OF JUNE 30, 2008.

PROPOSAL #S5: APPROVAL OF THE EXCHANGE RATIO IN                            ISSUER          YES          FOR               FOR
CONNECTION WITH THE MERGER.

PROPOSAL #S6: DISSOLUTION OF THE COMPANY AS A RESULT                       ISSUER          YES          FOR               FOR
OF THE MERGER.

PROPOSAL #S7: AUTHORIZATION FOR EXECUTION OF THE                           ISSUER          YES          FOR               FOR
DEFINITIVE MERGER AGREEMENT.

PROPOSAL #S8: DELEGATION TO THE BOARD OF DIRECTORS,                        ISSUER          YES          FOR               FOR
WITH POWERS TO SUBDELEGATE, OF ANY POWERS NECESSARY
TO TAKE ANY AND ALL STEPS REQUIRED IN CONNECTION WITH
 THE MERGER AND DISSOLUTION OF THE COMPANY.

PROPOSAL #S9: APPOINTMENT OF TWO SHAREHOLDERS TO SIGN                      ISSUER          YES          FOR               FOR
 THE MINUTES.

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                PETROBRAS ENERGIA PARTICIPACIONES S.A.
  TICKER:                PZE             CUSIP:     71646M102
  MEETING DATE:          3/27/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #01: CONSIDERATION OF THE ANNUAL REPORT AND                       ISSUER          YES          FOR               FOR
SUMMARY OF EVENTS, INVENTORY, ALL AS MORE FULLY
DESCRIBED IN THE PROXY STATMENT.

PROPOSAL #02: APPROVAL OF PERFORMANCE OF SUPERVISORY                       ISSUER          YES          FOR               FOR
BODY AND PERFORMANCE OF MANAGEMENT BODY SINCE THE
REGULAR AND SPECIAL SHAREHOLDERS' MEETING HELD ON
JANUARY 30, 2009 TO DATE.

PROPOSAL #03: CONFIRMATION OF THE ADVANCE DIVIDEND                         ISSUER          YES          FOR               FOR
DISTRIBUTED BY THE COMPANY'S BOARD OF DIRECTORS ON
AUGUST 5, 2008.

PROPOSAL #04: ALLOCATION OF PROFITS FOR THE YEAR.                          ISSUER          YES          FOR               FOR

PROPOSAL #05: ELECTION OF THE REGULAR AND ALTERNATE                        ISSUER          YES          FOR               FOR
MEMBERS OF THE STATUTORY SYNDIC COMMITTEE.

PROPOSAL #06: CONSIDERATION OF THE COMPENSATION OF                         ISSUER          YES          FOR               FOR
DIRECTORS AND STATUTORY SYNDIC COMMITTEE'S MEMBERS.

PROPOSAL #07: CONSIDERATION OF COMPENSATION OF                             ISSUER          YES          FOR               FOR
CERTIFIED PUBLIC ACCOUNTANT WHO AUDITED GENERAL
BALANCE SHEET AND APPOINTMENT OF CERTIFIED PUBLIC
ACCOUNTANT WHO WILL PERFORM AS INDEPENDENT AUDITOR.

PROPOSAL #08: CONSIDERATION OF THE AUDIT COMMITTEE'S                       ISSUER          YES          FOR               FOR
BUDGET.

PROPOSAL #09: AFFIRMATIVE VOTE TO BE CAST IN                               ISSUER          YES          FOR               FOR
CONNECTION WITH ITEMS 1-11 AT GENERAL REGULAR AND
EXTRAORDINARY SHAREHOLDERS' MEETING.*

PROPOSAL #10: APPOINTMENT OF TWO SHAREHOLDERS TO SIGN                      ISSUER          YES          FOR               FOR
 THE MINUTES.

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                PETRO-CANADA
  TICKER:                PCZ             CUSIP:     71644E102
  MEETING DATE:          6/4/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #01: THE PLAN OF ARRANGEMENT (THE                                 ISSUER          YES          FOR               FOR
ARRANGEMENT) UNDER SECTION 192 OF THE CANADA BUSINESS
 CORPORATIONS ACT PROVIDING FOR THE AMALGAMATION OF
SUNCOR ENERGY INC. AND PETRO-CANADA, AS MORE
PARTICULARLY DESCRIBED IN THE ACCOMPANYING JOINT
INFORMATION CIRCULAR AND PROXY STATEMENT OF SUNCOR
ENERGY INC. AND PETRO-CANADA.

PROPOSAL #02: THE ADOPTION OF A STOCK OPTION PLAN BY                       ISSUER          YES          FOR               FOR
THE CORPORATION FORMED BY THE AMALGAMATION OF SUNCOR
ENERGY INC. AND PETRO-CANADA, CONDITIONAL UPON THE
ARRANGEMENT BECOMING EFFECTIVE.

ELECTION OF DIRECTOR: RON A. BRENNEMAN                                     ISSUER          YES          FOR               FOR

ELECTION OF DIRECTOR: HANS BRENNINKMEYER                                   ISSUER          YES          FOR               FOR

ELECTION OF DIRECTOR: CLAUDE FONTAINE                                      ISSUER          YES          FOR               FOR

ELECTION OF DIRECTOR: PAUL HASELDONCKX                                     ISSUER          YES          FOR               FOR

ELECTION OF DIRECTOR: THOMAS E. KIERANS                                    ISSUER          YES          FOR               FOR

ELECTION OF DIRECTOR: BRIAN F. MACNEILL                                    ISSUER          YES          FOR               FOR

ELECTION OF DIRECTOR: MAUREEN MCCAW                                        ISSUER          YES          FOR               FOR

ELECTION OF DIRECTOR: PAUL D. MELNUK                                       ISSUER          YES          FOR               FOR

ELECTION OF DIRECTOR: GUYLAINE SAUCIER                                     ISSUER          YES          FOR               FOR

ELECTION OF DIRECTOR: JAMES W. SIMPSON                                     ISSUER          YES          FOR               FOR

ELECTION OF DIRECTOR: DANIEL L. VALOT                                      ISSUER          YES          FOR               FOR

PROPOSAL #04: APPOINTMENT OF DELOITTE & TOUCHE LLP AS                      ISSUER          YES          FOR               FOR
 AUDITORS OF PETRO-CANADA UNTIL THE EARLIER OF THE
COMPLETION OF THE ARRANGEMENT AND THE CLOSE OF THE
NEXT ANNUAL MEETING OF SHAREHOLDERS OF PETRO-CANADA.

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                PETRO-CDA
  TICKER:                N/A             CUSIP:     71644E102
  MEETING DATE:          6/4/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #S.1: Approve the plan of arrangement [the                        ISSUER          YES          FOR               FOR
Arrangement] under Section 192 of the Canada Business
 Corporations Act providing for the amalgamation of
Suncor Energy Incorporation and Petro-Canada, as
specified

PROPOSAL #2.: Approve new Stock Option Plan for the                        ISSUER          YES          FOR               FOR
Corporation resulting from the amalgamation of Petro-
Canada and Suncor pursuant to the arrangement,
conditional upon the arrangement becoming effective

PROPOSAL #3.1: Elect Mr. Ron A. Brenneman as a                             ISSUER          YES          FOR               FOR
Director of Petro-Canada to hold office until the
earlier of the completion of the arrangement and the
close of the next AGM

PROPOSAL #3.2: Elect Mr. Hans Brenninkmeyer as a                           ISSUER          YES          FOR               FOR
Director of Petro-Canada to hold office until the
earlier of the completion of the arrangement and the
close of the next AGM

PROPOSAL #3.3: Elect Mr. Claude Fontaine as a                              ISSUER          YES          FOR               FOR
Director of Petro-Canada to hold office until the
earlier of the completion of the arrangement and the
close of the next AGM

PROPOSAL #3.4: Elect Mr. Paul Haseldonckx as a                             ISSUER          YES          FOR               FOR
Director of Petro-Canada to hold office until the
earlier of the completion of the arrangement and the
close of the next AGM

PROPOSAL #3.5: Elect Mr. Thomas E. Kierans as a                            ISSUER          YES          FOR               FOR
Director of Petro-Canada to hold office until the
earlier of the completion of the arrangement and the
close of the next AGM

PROPOSAL #3.6: Elect Mr. Brian F. MacNeill as a                            ISSUER          YES          FOR               FOR
Director of Petro-Canada to hold office until the
earlier of the completion of the arrangement and the
close of the next AGM

PROPOSAL #3.7: Elect Mr. Maureen McCaw as a Director                       ISSUER          YES          FOR               FOR
of Petro-Canada to hold office until the earlier of
the completion of the arrangement and the close of
the next AGM

PROPOSAL #3.8: Elect Mr. Paul D. Melnuk as a Director                      ISSUER          YES          FOR               FOR
 of Petro-Canada to hold office until the earlier of
the completion of the arrangement and the close of
the next AGM

PROPOSAL #3.9: Elect Mr. Guylaine Saucier as a                             ISSUER          YES          FOR               FOR
Director of Petro-Canada to hold office until the
earlier of the completion of the arrangement and the
close of the next AGM

PROPOSAL #3.10: Elect Mr. James W. Simpson as a                            ISSUER          YES          FOR               FOR
Director of Petro-Canada to hold office until the
earlier of the completion of the arrangement and the
close of the next AGM

PROPOSAL #3.11: Elect Mr. Daniel L. Valot as a                             ISSUER          YES          FOR               FOR
Director of Petro-Canada to hold office until the
earlier of the completion of the arrangement and the
close of the next AGM

PROPOSAL #4.: Appoint Deloitte & Touche LLP as the                         ISSUER          YES          FOR               FOR
Auditors of Petro-Canada until the earlier of the
completion of the arrangement and the close of the
next annual meeting of shareholders of Petro-Canada

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                PETROCHINA CO LTD
  TICKER:                N/A             CUSIP:     Y6883Q104
  MEETING DATE:          7/31/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #S.1: Approve the resolution regarding the                        ISSUER          YES          FOR               FOR
issue of Domestic Corporate Bonds in principal amount
 not exceeding RMB 60 billion within 2 years after
the date of such resolution passed at the EGM of the
Company and authorize the Directors to deal with all
matters in connection with the issue of Domestic
Corporate Bonds

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                PETROCHINA CO LTD
  TICKER:                N/A             CUSIP:     Y6883Q104
  MEETING DATE:          10/21/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve and ratify, the New                                  ISSUER          YES        AGAINST           AGAINST
Comprehensive Agreement entered into between the
Company and China National Petroleum Corporation;
approve the Non-Exempt Continuing Connected
Transactions and the proposed caps of the Non Exempt
Continuing Connected Transactions under the New
Comprehensive Agreement and the revised Non Exempt
annual caps, which the Company expects to occur in
the ordinary and usual course of business of the
Company and its subsidiaries, as the case may be, and
 to be conducted on normal commercial terms; and
approve and ratify the execution of the New
Comprehensive Agreement by Mr. Zhou Mingchun, Chief
Financial Officer for and on behalf of the Company
and authorize Mr. Zhou Mingchun to make any amendment
 to the New Comprehensive Agreement as he thinks
desirable and necessary and to do all such further
acts and things and execute such further documents
and take all such steps which in his opinion may be
necessary, desirable or expedient to implement and/or
 give effect to the terms of such transactions

PROPOSAL #2.: Approve and ratify, the Supplemental                         ISSUER          YES          FOR               FOR
Agreement to the CRMSC products and Services
Agreement between the Company and China Railway
Materials and Suppliers Corporation (as attached to
the resolution); approve the Non-Exempt Continuing
Connected Transactions under, and the proposed caps
in respect of, the supplemental agreement to the
CRMSC products and services agreement which the
Company expects to occur in the ordinary and usual
course of business of the Company and its
subsidiaries, as the case may be, and to be conducted
 on normal commercial terms; and approve and ratify
the execution of the CRMSC products and services
agreement by Mr. Zhou Mingchun, Chief Financial
Officer for and on behalf of the Company and
authorize Mr. Zhou Mingchun, to make any amendment to
 the CRMSC products and services agreement as he
thinks desirable and necessary and to do all such
further acts and things and execute such further
documents and take all such steps which in his
opinion may be necessary, desirable or expedient to

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                PETROCHINA CO LTD
  TICKER:                N/A             CUSIP:     Y6883Q104
  MEETING DATE:          5/12/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the report of the Board of                           ISSUER          YES          FOR               FOR
Directors of the Company for the year 2008

PROPOSAL #2.: Approve the report of Supervisory                            ISSUER          YES          FOR               FOR
Committee of the Company for the year 2008

PROPOSAL #3.: Approve the audited financial                                ISSUER          YES          FOR               FOR
statements of the Company for the year 2008

PROPOSAL #4.: Approve the declaration and payment of                       ISSUER          YES          FOR               FOR
the final dividends for the YE 31 DEC 2008 in the
amount and in the manner recommend by the Board of
Directors

PROPOSAL #5.: Authorize the Board of Directors to                          ISSUER          YES          FOR               FOR
determine interim dividend

PROPOSAL #6.: Approve the continuation of appointment                      ISSUER          YES          FOR               FOR
 of PricewaterhouseCoopers, Certified Public
Accountants, as the International Auditors of the
Company and PricewaterhouseCoopers Zhong Tian CPAs
Company Limited, Certified Public Accountants, as the
 Domestic Auditors of the Company, for the year 2009
and authorize the Board of Directors to fix their
remuneration

PROPOSAL #S.7: Authorize the Board of Directors,                           ISSUER          YES        AGAINST           AGAINST
granted an unconditional general mandate to
separately or concurrently issue, allot and deal with
 additional domestic shares and overseas listed
foreign shares of the Company, provided that the
number of the domestic shares and overseas listed
foreign shares issued and allotted or agreed
conditionally or unconditionally to be issued and
allotted shall not exceed 20% of each of the existing
 domestic shares and overseas listed foreign shares
of the Company in issue as at the date of this
resolution, and to execute and do or procure to be
executed and done, all such documents, deeds and
things as it may consider necessary in connection
with the issue of such shares; [Authority expire
after the 12 month period following the passing of
this resolution]; and to make such amendments to the
Articles of Association of the Company as it thinks
fit so as to increase the registered share capital of
 the Company and reflect the new capital structure of
 the Company upon the allotment and issuance of
shares of the Company as contemplated in this
Resolution, in order to facilitate the issuance of
shares in accordance with this resolution in a timely
 manner, to establish a special committee of the
Board of Directors comprising Mr. Jiang Jiemin, Mr.
Zhou Jiping and Mr. Wang Guoliang and authorize such
committee to exercise all such power granted to the
Board of Directors to execute and do all such
documents, deeds and things as it may consider
necessary in connection with the issue of such shares
 contingent on the passing of this Resolution and
within the relevant period of this mandate, the Board
 of Directors and the special committee of the Board
of Directors will only exercise its respective power
under such mandate in accordance with the Company Law
 of the PRC, the Securities Law of the PRC,
regulations or the listing rules of the stock
exchange on which the Shares of the Company are
listed (as amended from time to time) and only if all
 necessary approvals from the China Securities
Regulatory Commission and/or other relevant PRC
government authorities are obtained and the special
committee of the Board of Directors will only
exercise its power under such mandate in accordance

PROPOSAL #S.8: Approve and ratify to grant an                              ISSUER          YES          FOR               FOR
unconditional general mandate to issue debt financing
 instruments in the aggregate principal amount of up
to RMB 100 billion (or if issued in foreign currency,
 equivalent to the exchange rate announced by the
People’s Bank of China on the date of issue),
upon such terms and conditions to be determined by
the Board of Directors, and authorize the Board of
Directors to: determine and approve the category,
specific terms, conditions and other matters in
respect of the issue of such instruments, including
but not limited to the issue size, actual amount,
currency, issue prices, coupon rates or method of
determining the coupon rates, timing of issuance,
whether to issue in tranches and the number of
tranches, whether any terms for repurchase and
redemption will be in place, rating arrangements,
guarantee, schedule of repayment of the principal and
 the interests, use of proceeds as approved by the
shareholders meeting, specific placing arrangements
and underwriting arrangements; and to make
corresponding changes to the plan of such issuance
based on opinions of the regulatory authorities when
there is any change on the policies which affects the
 issue of such instruments or when there are changes
on the market conditions, save for issues which are
subject to further approval at shareholders' meeting
as required by the relevant laws, regulations and
Articles of Association, to execute and do or procure
 to be executed and done, all such documents, deeds
and things as it may consider necessary in connection
 with the issue of such instruments, to determine
whether such instruments shall be listed, and where
the Board of Directors determines so, to execute and
do or procure to be executed and done, all such
documents, deeds and things as it may consider
necessary in connection with the listing of such
instruments, where the Board of Directors has already
 taken actions and steps with respect to the issue of
 such instruments, such actions and steps, and in the
 event the Company had issued such instrument and
would expect to fail to pay the principal or coupon
interests of such instrument on schedule, or fail to
pay the principal and coupon interests on the due
date during the subsistence of such instrument, to
determine not to distribute dividends to the
shareholders of the Company, in accordance with
relevant protection measures for repayment of debts
as required under the relevant laws and regulations;
[Authority expires until the conclusion of the next
AGM of the Company]; and in order to facilitate the
issuance of debt financing instruments in accordance
with this resolution in a timely manner, to further
authorize the Chief Financial Officer of the Company
to exercise all such power granted to the Board of
Directors to execute and do all such documents, deeds
 and things as he may consider necessary in
connection with the issue and listing (where
applicable) of such debt financing instruments, by
reference to the specific needs of the Company and

PROPOSAL #9.: Elect Mr. Wang Daocheng as an                                ISSUER          YES          FOR               FOR
Independent Supervisor of the  Company

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                PETROLEO BRASILEIRO S.A. - PETROBRAS
  TICKER:                PBR             CUSIP:     71654V408
  MEETING DATE:          11/24/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #01: APPROVAL OF THE PROTOCOL AND THE                             ISSUER          YES          FOR               FOR
JUSTIFICATION OF INCORPORATION, DATED OCTOBER 2 2008,
 SIGNED BY PETROBRAS, AS THE SURVIVING COMPANY, AND
BY '17 DE MAIO PARTICIPACOES S.A'., AS THE ACQUIRED
COMPANY, TOGETHER WITH THE RESPECTIVE PERTINENT
DOCUMENTS, AND THE APPROVAL OF '17 DE MAIO
PARTICIPACOES S.A.' INCORPORATION OPERATION.

PROPOSAL #02: APPROVAL OF THE APPOINTMENT OF A                             ISSUER          YES          FOR               FOR
SPECIALIZED COMPANY TO EVALUATE THE ASSETS AND THE
APPROVAL OF THE RESPECTIVE EVALUATION REPORT, UNDER
THE TERMS OF 1 AND 3 OF ART. 227, LAW NO. 6.404/76.

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                PETROLEO BRASILEIRO S.A. - PETROBRAS
  TICKER:                PBR             CUSIP:     71654V408
  MEETING DATE:          4/8/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #I: MANAGEMENT REPORT, FINANCIAL STATEMENTS                       ISSUER          YES          FOR               FOR
AND AUDIT COMMITTEE'S OPINION FOR THE FISCAL YEAR 2008

PROPOSAL #II: CAPITAL EXPENDITURE BUDGET FOR THE                           ISSUER          YES          FOR               FOR
FISCAL YEAR 2009

PROPOSAL #III: DISTRIBUTION OF RESULTS FOR THE FISCAL                      ISSUER          YES          FOR               FOR
 YEAR 2008

PROPOSAL #IV: ELECTION OF MEMBERS OF THE BOARD OF                          ISSUER          YES        AGAINST           AGAINST
DIRECTORS

PROPOSAL #V: ELECTION OF CHAIRMAN OF THE BOARD OF                          ISSUER          YES        AGAINST           AGAINST
DIRECTORS

PROPOSAL #VI: ELECTION OF MEMBERS OF THE AUDIT BOARD                       ISSUER          YES        AGAINST           AGAINST
AND THEIR RESPECTIVE SUBSTITUTES

PROPOSAL #VII: ESTABLISHMENT OF THE COMPENSATION OF                        ISSUER          YES          FOR               FOR
MANAGEMENT AND EFFECTIVE MEMBERS OF THE AUDIT
COMMITTEE, AS WELL AS THEIR PARTICIPATION IN THE
PROFITS PURSUANT TO ARTICLES 41 AND 56 OF THE
COMPANY'S BYLAWS

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                PETROLEO BRASILEIRO SA PETROBRAS
  TICKER:                N/A             CUSIP:     P78331132
  MEETING DATE:          11/24/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #I.: Approve the protocol and justification                       ISSUER          YES          FOR               FOR
of merger, dated 02 OCT 2008, entered into between
Petrobras, as the Company carrying out the merger,
and 17 De Maio Participacoes S.A, as the Company
being merged, together with the respective pertinent
documents, and approval of the transaction of merger
of 17 De Maio Participacoes S.A

PROPOSAL #II.: Appoint a specialized Company for the                       ISSUER          YES          FOR               FOR
purpose of valuation and approve the respective
valuation report, in accordance with the terms of
paragraphs 1st and 3rd of Article 227 of Law 6404/76

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                PETROLEO BRASILEIRO SA PETROBRAS
  TICKER:                N/A             CUSIP:     P78331140
  MEETING DATE:          11/24/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #I.: Approval of the protocol and the                             ISSUER          NO           N/A               N/A
justification of Incorporation, dated 02 OCT 2008,
signed by Petrobras, as the surviving Company, and by
 17 De Maio Participacoes S.A, as the acquired
Company, together with the respective pertinent
documents and the approval of 17 De Maio
Participacoes S.A Incorporation operation

PROPOSAL #II.: Approval of the appointment of a                            ISSUER          NO           N/A               N/A
specialized Company to evaluate the assets and the
approval of the respective evaluation report, under
the terms of Sections 1 and 3 of the Article 227, Law
 No. 6.404/76

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                PETROLEO BRASILEIRO SA PETROBRAS, RIO DE JANEIRO
  TICKER:                N/A             CUSIP:     P78331132
  MEETING DATE:          4/8/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #I.: Receive the Board of Directors annual                        ISSUER          YES          FOR               FOR
report, financial statements and the finance
committee report relating to FY of 2008

PROPOSAL #II.: Approve the budget of capital,                              ISSUER          YES          FOR               FOR
relative to the exercise 2009

PROPOSAL #III.: Approve the destination of the YE                          ISSUER          YES          FOR               FOR
results of 2008

PROPOSAL #IV.: Elect the Members of the Board of                           ISSUER          YES        AGAINST           AGAINST
Directors

PROPOSAL #V.: Elect the President of the Board of                          ISSUER          YES        AGAINST           AGAINST
Directors

PROPOSAL #VI.: Elect the Members of the Finance                            ISSUER          YES        AGAINST           AGAINST
Committee and respective substitutes

PROPOSAL #VII.: Approve to set the remuneration of                         ISSUER          YES          FOR               FOR
the Directors and the full Members of the Finance
Committee as well as their share in profits, in the
manner provided by Articles 41 and 56 of the Company
Bylaws

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                PETROLEO BRASILEIRO SA PETROBRAS, RIO DE JANEIRO
  TICKER:                N/A             CUSIP:     P78331140
  MEETING DATE:          4/8/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #I.: The Board of Directors annual report,                        ISSUER          NO           N/A               N/A
the financial statements and Finance Committee report
 relating to FY of 2008

PROPOSAL #II.: Budget of capital, relative to the                          ISSUER          NO           N/A               N/A
exercise 2009

PROPOSAL #III.: Destination of the YE results of 2008                      ISSUER          NO           N/A               N/A

PROPOSAL #IV.: Elect the Members of the Board of                           ISSUER          YES        AGAINST           AGAINST
Directors

PROPOSAL #V.: To elect the President of the Board of                       ISSUER          NO           N/A               N/A
Directors

PROPOSAL #VI.: Elect the Members of the Finance                            ISSUER          YES        AGAINST           AGAINST
Committee and respective substitutes

PROPOSAL #VII.: To set the remuneration of the                             ISSUER          NO           N/A               N/A
Directors and the full members of the Finance
Committee as well as their share in profits, in the
manner provided by Articles 41 and 56 of the Company
ByLaws

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                POLSKI KONCERN NAFTOWY ORLEN  S A
  TICKER:                N/A             CUSIP:     X6922W204
  MEETING DATE:          6/30/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Open meeting                                                 ISSUER          NO           N/A               N/A

PROPOSAL #2.: Elect the meeting Chairman                                   ISSUER          NO           N/A               N/A

PROPOSAL #3.: Acknowledge the proper convening of                          ISSUER          NO           N/A               N/A
meeting

PROPOSAL #4.: Approve the agenda of the meeting                            ISSUER          NO           N/A               N/A

PROPOSAL #5.: Elect the Members of Vote Counting                           ISSUER          NO           N/A               N/A
Commission

PROPOSAL #6.: Receive the Management Board Report on                       ISSUER          NO           N/A               N/A
Company's Operations in fiscal 2008, financial
statements and proposal on treatment of net loss

PROPOSAL #7.: Receive the Management Board report on                       ISSUER          NO           N/A               N/A
Group's Operations in fiscal 2008 and consolidated
financial statements

PROPOSAL #8.: Receive the Supervisory Board report on                      ISSUER          NO           N/A               N/A
 its review of Management Board report on Company's
Operations in fiscal 2008, financial statements, and
Management Board Proposal on treatment of net loss

PROPOSAL #9.: Receive the Supervisory Board report on                      ISSUER          NO           N/A               N/A
 its review of the Management Board report on Group's
 Operations in fiscal 2008 and consolidated financial
 statements

PROPOSAL #10.: Receive the Supervisory Board report                        ISSUER          NO           N/A               N/A
on its activities in fiscal 2008 and Company standing

PROPOSAL #11.: Approve the Management Board report on                      ISSUER          NO           N/A               N/A
 Company's Operations in fiscal 2008 and financial
statements

PROPOSAL #12.: Approve the Management Board report on                      ISSUER          NO           N/A               N/A
 Group's Operations in fiscal 2008 and consolidated
financial statements

PROPOSAL #13.: Approve the treatment of net loss                           ISSUER          NO           N/A               N/A

PROPOSAL #14.1: Grant discharge to Piotr Kownacki                          ISSUER          NO           N/A               N/A
[Chief Executive Officer]

PROPOSAL #14.2: Grant discharge to Wojciech Heydel                         ISSUER          NO           N/A               N/A
[Chief Executive Officer]

PROPOSAL #14.3: Grant discharge to Dariusz Krawiec                         ISSUER          NO           N/A               N/A
[Deputy Chief Executive Officer, Chief Executive
Officer]

PROPOSAL #14.4: Grant discharge to Cezary Filipowicz                       ISSUER          NO           N/A               N/A
[Management Board]

PROPOSAL #14.5: Grant discharge to Waldemar Maj                            ISSUER          NO           N/A               N/A
[Management Board]

PROPOSAL #14.6: Grant discharge to Slawomir                                ISSUER          NO           N/A               N/A
Jedrzejczyk [Management Board]

PROPOSAL #14.7: Grant discharge to Krzysztof                               ISSUER          NO           N/A               N/A
Szwedowski [Management Board]

PROPOSAL #14.8: Grant discharge to Dariusz Formela                         ISSUER          NO           N/A               N/A
[Management Board]

PROPOSAL #14.9: Grant discharge to Krystian Pater                          ISSUER          NO           N/A               N/A
[Management Board]

PROPOSAL #14.10: Grant discharge to Wojciech Kotlarek                      ISSUER          NO           N/A               N/A
 [Management Board]

PROPOSAL #14.11: Grant discharge to Marek Serafin                          ISSUER          NO           N/A               N/A
[Management Board]

PROPOSAL #15.1: Grant discharge to Malgorzata                              ISSUER          NO           N/A               N/A
Slepowronska [Supervisory Board Chair]

PROPOSAL #15.2: Grant discharge to Maciej Mataczynski                      ISSUER          NO           N/A               N/A
 [Supervisory Board Chairman]

PROPOSAL #15.3: Grant discharge to Raimondo Eggink                         ISSUER          NO           N/A               N/A
[Supervisory Board]

PROPOSAL #15.4: Grant discharge to Marek Karabula                          ISSUER          NO           N/A               N/A
[Supervisory Board]

PROPOSAL #15.5: Grant discharge to Krzysztof                               ISSUER          NO           N/A               N/A
Rajczewski [Supervisory Board]

PROPOSAL #15.6: Grant discharge to Ryszard Stefanski                       ISSUER          NO           N/A               N/A
[Supervisory Board]

PROPOSAL #15.7: Grant discharge to Angelina Sarota                         ISSUER          NO           N/A               N/A
[Supervisory Board]

PROPOSAL #15.8: Grant discharge to Robert Czapla                           ISSUER          NO           N/A               N/A
[Supervisory Board]

PROPOSAL #15.9: Grant discharge to Marek Drac - Taton                      ISSUER          NO           N/A               N/A
 [Supervisory Board]

PROPOSAL #15.10: Grant discharge to Zbigniew                               ISSUER          NO           N/A               N/A
Macioszko [Supervisory Board]

PROPOSAL #15.11: Grant discharge to Agata Mikolajczyk                      ISSUER          NO           N/A               N/A
 [Supervisory Board]

PROPOSAL #15.12: Grant discharge to Janusz Zielinski                       ISSUER          NO           N/A               N/A
[Supervisory Board]

PROPOSAL #15.13: Grant discharge to Grzegorz Borowiec                      ISSUER          NO           N/A               N/A
 [Supervisory Board]

PROPOSAL #15.14: Grant discharge to Krzysztof Kolach                       ISSUER          NO           N/A               N/A
[Supervisory Board]

PROPOSAL #15.15: Grant discharge to Piotr                                  ISSUER          NO           N/A               N/A
Wielowieyski [Supervisory Board]

PROPOSAL #15.16: Grant discharge to Grzegorz                               ISSUER          NO           N/A               N/A
Michniewicz [Supervisory Board]

PROPOSAL #15.17: Grant discharge to Jaroslaw                               ISSUER          NO           N/A               N/A
Roclawski [Supervisory Board]

PROPOSAL #16.: Approve the sale, lease, or charge of                       ISSUER          NO           N/A               N/A
other right to third party of organized part of
enterprise

PROPOSAL #17.1: Amend the statute regarding technical                      ISSUER          NO           N/A               N/A
 changes

PROPOSAL #17.2: Amend the statute regarding corporate                      ISSUER          NO           N/A               N/A
 purpose

PROPOSAL #17.3: Amend the statute regarding share                          ISSUER          NO           N/A               N/A
cancellation; other amendments

PROPOSAL #17.4: Amend the statute regarding convening                      ISSUER          NO           N/A               N/A
 of general meetings

PROPOSAL #17.5: Amend the statute regarding general                        ISSUER          NO           N/A               N/A
meeting authority

PROPOSAL #17.6: Amend the statute regarding editorial                      ISSUER          NO           N/A               N/A
 change

PROPOSAL #17.7: Amend the statute regarding                                ISSUER          NO           N/A               N/A
definition of shareholder

PROPOSAL #17.8: Amend the statute regarding                                ISSUER          NO           N/A               N/A
definition of Parent Company and subsidiary

PROPOSAL #17.9: Amend the statute regarding                                ISSUER          NO           N/A               N/A
cumulating and reduction of votes

PROPOSAL #17.10: Amend the statute regarding                               ISSUER          NO           N/A               N/A
cumulating and reduction of votes

PROPOSAL #17.11: Amend the statute regarding                               ISSUER          NO           N/A               N/A
cumulating and reduction of votes

PROPOSAL #17.12: Amend the statute regarding voting                        ISSUER          NO           N/A               N/A
rights cap

PROPOSAL #17.13: Amend the statute regarding Civil                         ISSUER          NO           N/A               N/A
Code
PROPOSAL #17.14: Amend the statute regarding election                      ISSUER          NO           N/A               N/A
 and recall of Supervisory Board Members

PROPOSAL #17.15: Amend the statute regarding term of                       ISSUER          NO           N/A               N/A
office of the Supervisory and the Management Boards

PROPOSAL #17.16: Amend the statute regarding Board                         ISSUER          NO           N/A               N/A
Independence

PROPOSAL #17.17: Amend the statute regarding the                           ISSUER          NO           N/A               N/A
Supervisory Board Authority

PROPOSAL #17.18: Amend the statute regarding the                           ISSUER          NO           N/A               N/A
requirement to obtain Supervisory Board approval

PROPOSAL #17.19: Amend the statute regarding the                           ISSUER          NO           N/A               N/A
Management Board

PROPOSAL #17.20: Authorize the Supervisory Board to                        ISSUER          NO           N/A               N/A
approve consolidated text of statute

PROPOSAL #18.1: Amend the regulations on general                           ISSUER          NO           N/A               N/A
meetings

PROPOSAL #18.2: Amend the regulations on general                           ISSUER          NO           N/A               N/A
meetings; authorize the Supervisory Board to approve
consolidated text of regulations

PROPOSAL #19.1: Approve to fix number of Supervisory                       ISSUER          NO           N/A               N/A
Board Members

PROPOSAL #19.2: Approve to recall the Supervisory                          ISSUER          NO           N/A               N/A
Board Member(s)

PROPOSAL #19.3: Elect the Supervisory Board Member(s)                      ISSUER          NO           N/A               N/A

PROPOSAL #20.: Close Meeting                                               ISSUER          NO           N/A               N/A

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                PRIDE INTERNATIONAL, INC.
  TICKER:                PDE             CUSIP:     74153Q102
  MEETING DATE:          5/21/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

ELECTION OF DIRECTOR: DAVID A.B. BROWN                                     ISSUER          YES          FOR               FOR

ELECTION OF DIRECTOR: KENNETH M. BURKE                                     ISSUER          YES          FOR               FOR

ELECTION OF DIRECTOR: ARCHIE W. DUNHAM                                     ISSUER          YES          FOR               FOR

ELECTION OF DIRECTOR: DAVID A. HAGER                                       ISSUER          YES          FOR               FOR

ELECTION OF DIRECTOR: FRANCIS S. KALMAN                                    ISSUER          YES          FOR               FOR

ELECTION OF DIRECTOR: RALPH D. MCBRIDE                                     ISSUER          YES       WITHHOLD           AGAINST

ELECTION OF DIRECTOR: ROBERT G. PHILLIPS                                   ISSUER          YES          FOR               FOR

ELECTION OF DIRECTOR: LOUIS A. RASPINO                                     ISSUER          YES          FOR               FOR

PROPOSAL #02: RATIFICATION OF THE APPOINTMENT OF KPMG                      ISSUER          YES          FOR               FOR
 LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM FOR 2009.

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                PT BUMI RESOURCES TBK
  TICKER:                N/A             CUSIP:     Y7122M110
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #A.1: Approve the annual report for the YE                        ISSUER          YES          FOR               FOR
2008

PROPOSAL #A.2: Ratify the financial statements for                         ISSUER          YES          FOR               FOR
the YE 2008

PROPOSAL #A.3: Approve to determine the utilization                        ISSUER          YES          FOR               FOR
of net Company's profit for book year 2008

PROPOSAL #A.4: Authorize the Board of Directors to                         ISSUER          YES          FOR               FOR
appoint Independent Public Accountant to Audit
Company's books for book year 2009

PROPOSAL #E.1.1: Approve to pledge a part of or the                        ISSUER          YES        AGAINST           AGAINST
entire assets owned directly or undirectly by the
Company to its creditors, either the Creditors or the
 Company or the Company's subsidiary, including but
unlimited to pawn or pledge of a part of or the
entire shares of subsidiary Company owned directly or
 indirectly by the Company

PROPOSAL #E.1.2: Approve to pledge a part of or the                        ISSUER          YES        AGAINST           AGAINST
entire assets owned directly or undirectly by the
Company to its Creditors, either the Creditors or the
 Company or the Company's subsidiary, including but
unlimited to fiducia on bank bills, insurance claim,
inventory, and escrow account of the Company or
subsidiary Company

PROPOSAL #E.1.3: Approve to pledge a part of or the                        ISSUER          YES        AGAINST           AGAINST
entire assets owned directly or undirectly by the
Company to its Creditors, either the Creditors or the
 Company or the Company's subsidiary, including but
unlimited to guarantee or pledge of other liquid and
or fixed assets owned by the Company or subsidiary
Company to obtain financing or credit from a 3rd
party for the Company or subsidiary Company at
present time or in the future

PROPOSAL #E.2: Approve to change and ratify the                            ISSUER          YES        AGAINST           AGAINST
Commissioners structure

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                QUESTAR CORPORATION
  TICKER:                STR             CUSIP:     748356102
  MEETING DATE:          5/19/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

ELECTION OF DIRECTOR: KEITH O. RATTIE*                                     ISSUER          YES          FOR               FOR

ELECTION OF DIRECTOR: HARRIS H. SIMMONS*                                   ISSUER          YES          FOR               FOR

ELECTION OF DIRECTOR: M.W. SCOGGINS*                                       ISSUER          YES          FOR               FOR

ELECTION OF DIRECTOR: JAMES A. HARMON**                                    ISSUER          YES          FOR               FOR

PROPOSAL #02: PROPOSAL TO RATIFY THE SELECTION OF                          ISSUER          YES          FOR               FOR
ERNST & YOUNG LLP AS THE COMPANY'S INDEPENDENT

PROPOSAL #03: AMEND ARTICLES TO PROVIDE FOR THE                            ISSUER          YES          FOR               FOR
ELIMINATION OF THE CLASSIFIED BOARD STRUCTURE AND
REMOVE THE REQUIREMENT TO HAVE 13 DIRECTORS.

PROPOSAL #04: AMEND ARTICLES OF INCORPORATION TO                           ISSUER          YES          FOR               FOR
REMOVE AN OUTDATED STATUTORY REFERENCE AND CLARIFY
THE DIRECTOR LIABILITY STANDARD.

PROPOSAL #05: PROPOSAL TO AMEND QUESTAR CORPORATION'S                      ISSUER          YES          FOR               FOR
 ARTICLES OF INCORPORATION TO INCREASE THE NUMBER OF
AUTHORIZED SHARES FROM 360,000,000 TO 510,000,000 AND
 TO MAKE CERTAIN OTHER CLARIFYING CHANGES.

PROPOSAL #06: PROPOSAL TO AMEND QUESTAR CORPORATIONS                       ISSUER          YES          FOR               FOR
ARTICLES OF INCORPORATION TO ELIMINATE A LIMIT ON THE
 ISSUANCE OF PREFERRED STOCK.

PROPOSAL #07: PROPOSAL TO APPROVE PERFORMANCE METRICS                      ISSUER          YES          FOR               FOR
 AND AMENDMENTS TO THE LONG-TERM CASH INCENTIVE PLAN.

PROPOSAL #08: A SHAREHOLDER PROPOSAL TO UTILIZE A                        SHAREHOLDER       YES        AGAINST           AGAINST
MAJORITY VOTING STANDARD IN UNCONTESTED DIRECTOR
ELECTIONS.

PROPOSAL #09: A SHAREHOLDER PROPOSAL TO HOLD AN                          SHAREHOLDER       YES        AGAINST             FOR
ADVISORY VOTE ON EXECUTIVE COMPENSATION.

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                RELIANCE INDS LTD
  TICKER:                N/A             CUSIP:     Y72596102
  MEETING DATE:          4/4/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve with or without                                      ISSUER          YES          FOR               FOR
modification[s], the Scheme of Amalgamation of
Reliance Petroleum Limited with Reliance Industries

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                RELIANCE PETROLEUM LTD
  TICKER:                N/A             CUSIP:     Y72679122
  MEETING DATE:          4/9/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the with or without                                  ISSUER          YES          FOR               FOR
modification[s], the scheme of Amalgamation of
Reliance Petroleum Limited with Reliance Industries
Limited

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                REPSOL YPF S A
  TICKER:                N/A             CUSIP:     E8471S130
  MEETING DATE:          5/14/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve, if appropriate, of the annual                       ISSUER          YES          FOR               FOR
financial statements and the Management report of
Repsol YPF, S.A., of the consolidated annual
financial statements and the consolidated Management
report, for the FYE 31 DEC 2008, of the proposal of
application of its earnings and of the Management by
the Board of Directors during said year

PROPOSAL #2.1: Re-elect Mr. Luis Suarez de Lezo                            ISSUER          YES          FOR               FOR
Mantilla as a Director

PROPOSAL #2.2: Appoint Mrs. Maria Isabel Gabarro                           ISSUER          YES          FOR               FOR
Miquel as a Director

PROPOSAL #3.: Appoint the Accounts Auditor of Repsol                       ISSUER          YES          FOR               FOR
YPF, S.A. and its Consolidated Group

PROPOSAL #4.: Authorize the Board of Directors, with                       ISSUER          YES          FOR               FOR
express power of delegation, for the derivative
acquisition of shares of Repsol YPF, S.A., directly
or through controlled Companies, within a period of
18 months from the resolution of the shareholders
meeting, leaving without effect the authorization
granted by the Ordinary General Shareholders Meeting
held on 14 MAY 2008

PROPOSAL #5.: Authorize the Board of Directors to                          ISSUER          YES          FOR               FOR
issue debentures, bonds and any other fixed rate
securities of analogous nature, simples or
exchangeables by issued shares of other Companies, as
 well as promissory notes and preference shares, and
to guarantee the issue of securities by Companies
within the Group, leaving without effect, in the
portion not used, the eighth resolution of the
General Shareholders' Meeting held on 31 MAY 2005

PROPOSAL #6.: Approve the delegation of powers to                          ISSUER          YES          FOR               FOR
supplement, develop, execute, rectify and formalize
the resolutions adopted by the General Shareholders'
Meeting

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ROYAL DUTCH SHELL PLC
  TICKER:                RDSA            CUSIP:     780259206
  MEETING DATE:          5/19/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #01: ADOPTION OF ANNUAL REPORT & ACCOUNTS                         ISSUER          YES          FOR               FOR

PROPOSAL #02: APPROVAL OF REMUNERATION REPORT                              ISSUER          YES          FOR               FOR

PROPOSAL #03: APPOINTMENT OF SIMON HENRY AS A DIRECTOR                     ISSUER          YES          FOR               FOR

PROPOSAL #04: RE-APPOINTMENT OF LORD KERR OF                               ISSUER          YES          FOR               FOR
KINLOCHARD AS A DIRECTOR

PROPOSAL #05: RE-APPOINTMENT OF WIM KOK AS A DIRECTOR                      ISSUER          YES          FOR               FOR

PROPOSAL #06: RE-APPOINTMENT OF NICK LAND AS A                             ISSUER          YES          FOR               FOR
DIRECTOR
PROPOSAL #07: RE-APPOINTMENT OF JORMA OLLILA AS A                          ISSUER          YES          FOR               FOR
DIRECTOR

PROPOSAL #08: RE-APPOINTMENT OF JEROEN VAN DER VEER                        ISSUER          YES          FOR               FOR
AS A DIRECTOR

PROPOSAL #09: RE-APPOINTMENT OF HANS WIJERS AS A                           ISSUER          YES          FOR               FOR
DIRECTOR

PROPOSAL #10: RE-APPOINTMENT OF AUDITORS                                   ISSUER          YES          FOR               FOR

PROPOSAL #11: REMUNERATION OF AUDITORS                                     ISSUER          YES          FOR               FOR

PROPOSAL #12: AUTHORITY TO ALLOT SHARES                                    ISSUER          YES          FOR               FOR

PROPOSAL #13: DISAPPLICATION OF PRE-EMPTION RIGHTS                         ISSUER          YES          FOR               FOR

PROPOSAL #14: AUTHORITY TO PURCHASE OWN SHARES                             ISSUER          YES          FOR               FOR

PROPOSAL #15: AUTHORITY FOR CERTAIN DONATIONS AND                          ISSUER          YES          FOR               FOR
EXPENDITURE    **VOTING CUT-OFF DATE: MAY 11, 2009 AT
 5:00 P.M. EDT.**

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ROYAL DUTCH SHELL PLC
  TICKER:                N/A             CUSIP:     G7690A100
  MEETING DATE:          5/19/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the Company's annual accounts                        ISSUER          YES          FOR               FOR
for the FYE 31 DEC 2008, together with the Directors'
 report and the Auditors' report on those accounts

PROPOSAL #2.: Approve the remuneration report for the                      ISSUER          YES          FOR               FOR
 YE 31 DEC 2008, as specified

PROPOSAL #3.: Appoint Mr. Simon Henry as a Director                        ISSUER          YES          FOR               FOR
of the Company, with effect from 20 MAY 2009

PROPOSAL #4.: Re-appoint Lord Kerr of Kinlochard as a                      ISSUER          YES          FOR               FOR
 Director of the Company

PROPOSAL #5.: Re-appoint Mr. Wim Kok as a Director of                      ISSUER          YES          FOR               FOR
 the Company

PROPOSAL #6.: Re-appoint Mr. Nick Land as a Director                       ISSUER          YES          FOR               FOR
of the Company

PROPOSAL #7.: Re-appoint Mr. Jorma Ollila as a                             ISSUER          YES          FOR               FOR
Director of the Company

PROPOSAL #8.: Re-appoint Mr. Jeroen van der Veer as a                      ISSUER          YES          FOR               FOR
 Director of the Company

PROPOSAL #9.: Re-appoint Mr. Hans Wijers as a                              ISSUER          YES          FOR               FOR
Director of the Company

PROPOSAL #10.: Re-appoint PricewaterhouseCoopers LLP                       ISSUER          YES          FOR               FOR
as the Auditors of the Company

PROPOSAL #11.: Authorize the Board to settle the                           ISSUER          YES          FOR               FOR
remuneration of the Auditors for 2009

PROPOSAL #12.: Authorize the Board, in substitution                        ISSUER          YES          FOR               FOR
for all existing authority to extent unused, to allot
 relevant securities [Section 80 of the Companies Act
 1985], up to an aggregate nominal amount of EUR 147
million; [Authority expires the earlier of the
conclusion of the next AGM of the Company or 30 JUN
2010]; and the Board may allot relevant securities
after the expiry of this authority in pursuance of
such an offer or agreement made prior to such expiry

PROPOSAL #S.13: Authorize the Board, pursuant to                           ISSUER          YES          FOR               FOR
Section 95 of the Companies Act 1985, to allot equity
 securities [within the meaning of Section 94 of the
said Act] for cash pursuant to the authority
conferred by the previous resolution and/or where
such allotment constitutes an allotment of equity
securities by virtue of section 94(3A) of the said
Act as if sub-section (1) of Section 89 of the said
act did not apply to any such allotment, provided
that this power shall be limited to: a) the allotment
 of equity securities in connection with a rights
issue, open offer or any other per-emptive offer in
favor of holders of ordinary shares [excluding
treasury shares] where their equity securities
respectively attributable to the interests of such
ordinary shareholders on a fixed record date are
proportionate [as nearly as may be] to the respective
 numbers of ordinary shares held by them [as the case
 may be] [subject to such exclusions or other
arrangements as the Board may deem necessary or
expedient to deal with fractional entitlements or
legal or practical problems arising in any overseas
territory, the requirements of any regulatory body or
 stock exchange or any other matter whatsoever]: and
b) the allotment of equity securities up to an
aggregate nominal value of EUR 21 million; [Authority
 expires the earlier of the conclusion of the next
AGM of the Company or 30 JUN 2010]; and the Board may
 allot equity securities in pursuance of such an
offer or agreement as if the power conferred hereby

PROPOSAL #S.14: Authorize the Company, to make market                      ISSUER          YES          FOR               FOR
 purchases [Section 163 of the Companies Act 1985] of
 up to 624 million ordinary shares of EUR 0.07 each
in the capital of the Company, at a minimum price of
EUR 0.07 per share and not more than 5% above the
average market value of those shares, over the
previous 5 business days before the purchase is made
and the stipulated by Article 5(1) of Commission
Regulation (EC) No. 2273/2003; [Authority expires the
 earlier of the conclusion of the next AGM of the
Company or 30 JUN 2010]; and the Company may before
such expiry, pursuant to the authority granted by
this resolution, enter into a contract to purchase
such shares which would or might be executed wholly
or partly after such expiry; in executing this
authority, the Company may purchase shares using any
Currency, including Pounds sterling, US Dollars and

PROPOSAL #15.: Authorize the Company [and all                              ISSUER          YES          FOR               FOR
companies that are subsidiaries of the Company, in
accordance with Section 366 of the Companies Act 2006
 and in substitution for any previous authorities
given to the Company [and its subsidiaries], at any
time during the period for which this resolution has
effect], to; A) make political donations to political
 organizations other than political parties not
exceeding GBP 200,000 in total per annum: and B)
incur political expenditure not exceeding GBP 200,000
 in total per annum; [Authority expires the earlier
of the conclusion of the next AGM of the Company or
30 JUN 2010]

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ROYAL DUTCH SHELL PLC
  TICKER:                N/A             CUSIP:     G7690A118
  MEETING DATE:          5/19/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Adopt the annual report and accounts                         ISSUER          YES          FOR               FOR

PROPOSAL #2.: Approve the remuneration report                              ISSUER          YES          FOR               FOR

PROPOSAL #3.: Appoint Mr. Simon Henry as a Director                        ISSUER          YES          FOR               FOR

PROPOSAL #4.: Re-appoint Mr. Lord Kerr of Kinlochard                       ISSUER          YES          FOR               FOR
as a Director

PROPOSAL #5.: Re-appoint Mr. Wim Kok as a Director                         ISSUER          YES          FOR               FOR

PROPOSAL #6.: Re-appoint Mr. Nick Land as a Director                       ISSUER          YES          FOR               FOR

PROPOSAL #7.: Re-appoint Mr. Jorma Ollila as a                             ISSUER          YES          FOR               FOR
Director
PROPOSAL #8.: Re-appoint Mr. Jeroen ven der Veer as a                      ISSUER          YES          FOR               FOR
 Director

PROPOSAL #9.: Re-appoint Mr. Hans Wijers as a Director                     ISSUER          YES          FOR               FOR

PROPOSAL #10.: Re-appoint PricewaterhouseCoopers LLP                       ISSUER          YES          FOR               FOR
as the Auditors of the Company

PROPOSAL #11.: Approve the remuneration of the                             ISSUER          YES          FOR               FOR
Auditors
PROPOSAL #12.: Grant authority for the issue of                            ISSUER          YES          FOR               FOR
equity or equity-linked securities with pre-emptive
rights up to aggregate nominal amount of EUR 145

PROPOSAL #S.13: Grant authority, subject to the                            ISSUER          YES          FOR               FOR
previous resolution being passed, for the issue of
equity or equity-linked securities without pre-
emptive rights up to aggregate nominal amount of EUR

PROPOSAL #S.14: Grant authority to purchase 624                            ISSUER          YES          FOR               FOR
million ordinary shares for Market Purchase

PROPOSAL #15.: Authorize the Company and its                               ISSUER          YES          FOR               FOR
Subsidiaries to make EU Political Donations to
Political Organizations other than Political Parties
up to GBP 200,000 and to incur EU Political
Expenditure up to GBP 200,000

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SAIPEM SPA, SAN DONATO MILANESE
  TICKER:                N/A             CUSIP:     T82000117
  MEETING DATE:          4/24/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the balance sheet as of 31 DEC                       ISSUER          NO           N/A               N/A
2008, consolidated balance sheet, Directors, Board of
 Auditors and the Auditing Company reports

PROPOSAL #2.: Approve the allocation of profit                             ISSUER          NO           N/A               N/A

PROPOSAL #3.: Approve to update the emoluments to                          ISSUER          NO           N/A               N/A
Audit Company PricewaterhouseCoopers S.P.A.

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SASOL LTD
  TICKER:                N/A             CUSIP:     803866102
  MEETING DATE:          11/28/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and approve the annual                               ISSUER          YES          FOR               FOR
financial statements of the Company and of the Sasol
Group for the YE 30 JUN 2008, together with the
reports of the Directors and Auditors

PROPOSAL #2..1: Re-elect Mr. LPA. Davies as a                              ISSUER          YES          FOR               FOR
Director, who retires in terms of Articles 75(d) and
75(e) of the Company's Articles of Association

PROPOSAL #2.2: Re-elect Mr. AM. Mokaba as a Director,                      ISSUER          YES          FOR               FOR
 who retires in terms of Articles 75(d) and 75(e) of
the Company's Articles of Association

PROPOSAL #2.3: Re-elect Mr. TH. Nyasulu as a                               ISSUER          YES          FOR               FOR
Director, who retires in terms of Articles 75(d) and
75(e) of the Company's Articles of Association

PROPOSAL #2.4: Re-elect Mr. KC. Ramon as a Director,                       ISSUER          YES          FOR               FOR
who retires in terms of Articles 75(d) and 75(e) of
the Company's Articles of Association

PROPOSAL #3.1: Re-elect Mr. BP. Connellan as a                             ISSUER          YES          FOR               FOR
Director, who retires in terms of Article 75(i) of
the Company's Articles of Association

PROPOSAL #3.2: Re-elect Mr. MSV Gantsho as a                               ISSUER          YES          FOR               FOR
Director, who retires in terms of Article 75(i) of
the Company's Articles of Association

PROPOSAL #3.3: Re-elect Mr. A. Jain as a Director,                         ISSUER          YES          FOR               FOR
who retires in terms of Article 75(i) of the
Company's Articles of Association

PROPOSAL #3.4: Re-elect Mr. JE. Schrempp as a                              ISSUER          YES          FOR               FOR
Director, who retires in terms of Article 75(i) of
the Company's Articles of Association

PROPOSAL #4.: Re-appoint KPMG Inc as the Auditor                           ISSUER          YES          FOR               FOR

PROPOSAL #5.S.1: Approve the existing Article 160 of                       ISSUER          YES          FOR               FOR
the Company's Articles of Association is deleted in
its entirety and replaced with the rights, privileges
 and conditions as specified

PROPOSAL #6.S.2: Authorize the Directors of the                            ISSUER          YES          FOR               FOR
Company, or a Subcommittee of Directors, by way of a
specific approval in terms of section 85(2) of the
Companies Act, 1973, as amended [the Act, the
Listings Requirements of the JSE, as amended, [the
Listings Requirements] and Article 36(a) of the
Company's Articles of Association; approve the
purchase of 31,500,000 ordinary shares of no par
value in the issued ordinary share capital of the
Company from Sasol Investment Company [Proprietary]
Limited, funded out of its reserves to the extent
possible, at the closing price of a Sasol ordinary
share on the day preceding the day on which the
Directors, or a Subcommittee of Directors, approve

PROPOSAL #7.S.3: Authorize the Directors of the                            ISSUER          YES          FOR               FOR
Company in terms of the authority granted in Article
36(a) of the Articles of Association of the Company,
to approve the purchase by the company, or by any of
its subsidiaries, of the Company's ordinary shares,
subject to the provisions of the Act, and subject to
the Listings Requirements, provided that: any
repurchases of shares in terms of this authority be
effected through the order book operated by the JSE
trading system and done without any prior
understanding or arrangement between the Company and
the counter-party, such repurchases being effected by
 only one appointed agent of the Company at any point
 in time and may only be effected if after the
repurchase the Company still complies with the
minimum spread requirements of the JSE; the general
authority shall be limited to a maximum of 4% of the
Company's issued share capital of the shares in the
applicable class at the time that the authority is
granted and such repurchase by the Company, or any of
 its subsidiaries shall not, in aggregate in any FY,
exceed 20% of the Company s issued share capital of
the shares in the applicable class; d) any
acquisition must not be made at a price more than 10%
 above the weighted average of the market value of
the share for the 5 business days immediately
preceding the date of such acquisition; the
repurchase of shares may not be effected during a
prohibited period unless such a purchase is in
accordance with the Listings Requirements; such
details as may be required in terms of the Listings
Requirements of the JSE are announced when the
Company or its subsidiaries have cumulatively
repurchased 3% of the shares in issue at the time the
 authority was given; and the general authority may
be varied or revoked by special resolution, prior to
the next AGM of the Company; [Authority expires the

PROPOSAL #8.O.1: Approve to revise the annual                              ISSUER          YES          FOR               FOR
emoluments payable by the Company or subsidiaries of
the Company [as specified] to the Non-Executive
Directors of the Company with effect from 01 JUL 2008
 as specified

PROPOSAL #9.O.2: Authorize any Director or the                             ISSUER          YES          FOR               FOR
Secretary of the Company or Committee of the Board to
 do all such things and sign all such documents as
are necessary to give effect to Special Resolutions
Number 1, 2 and 3

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SCHLUMBERGER LIMITED (SCHLUMBERGER N.V.)
  TICKER:                SLB             CUSIP:     806857108
  MEETING DATE:          4/8/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

ELECTION OF DIRECTOR: P. CAMUS                                             ISSUER          YES          FOR               FOR

ELECTION OF DIRECTOR: J.S. GORELICK                                        ISSUER          YES          FOR               FOR

ELECTION OF DIRECTOR: A. GOULD                                             ISSUER          YES          FOR               FOR

ELECTION OF DIRECTOR: T. ISAAC                                             ISSUER          YES          FOR               FOR

ELECTION OF DIRECTOR: N. KUDRYAVTSEV                                       ISSUER          YES          FOR               FOR

ELECTION OF DIRECTOR: A. LAJOUS                                            ISSUER          YES          FOR               FOR

ELECTION OF DIRECTOR: M.E. MARKS                                           ISSUER          YES          FOR               FOR

ELECTION OF DIRECTOR: L.R. REIF                                            ISSUER          YES          FOR               FOR

ELECTION OF DIRECTOR: T.I. SANDVOLD                                        ISSUER          YES          FOR               FOR

ELECTION OF DIRECTOR: H. SEYDOUX                                           ISSUER          YES          FOR               FOR

ELECTION OF DIRECTOR: L.G. STUNTZ                                          ISSUER          YES          FOR               FOR

PROPOSAL #02: PROPOSAL TO ADOPT AND APPROVE OF                             ISSUER          YES          FOR               FOR
FINANCIALS AND DIVIDENDS.

PROPOSAL #03: PROPOSAL REGARDING A STOCKHOLDER                           SHAREHOLDER       YES        AGAINST             FOR
ADVISORY VOTE ON NAMED EXECUTIVE OFFICER COMPENSATION.

PROPOSAL #04: PROPOSAL TO APPROVE OF INDEPENDENT                           ISSUER          YES          FOR               FOR
REGISTERED PUBLIC ACCOUNTING FIRM.

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SEADRILL LIMITED
  TICKER:                N/A             CUSIP:     G7945E105
  MEETING DATE:          9/19/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Re-elect Mr. John Fredriksen as a                            ISSUER          YES        AGAINST           AGAINST
Director of the Company

PROPOSAL #2.: Re-elect Mr. Tor Olav Troim as a                             ISSUER          YES        AGAINST           AGAINST
Director of the Company

PROPOSAL #3.: Re-elect Mr. Jan Tore Stromme as a                           ISSUER          YES          FOR               FOR
Director of the Company

PROPOSAL #4.: Re-elect Ms. Kate Blankenship as a                           ISSUER          YES        AGAINST           AGAINST
Director of the Company

PROPOSAL #5.: Re-elect Mr. Kjell E. Jacobsen as a                          ISSUER          YES        AGAINST           AGAINST
Director of the Company

PROPOSAL #6.: Elect Ms. Kathrine Fredriksen as                             ISSUER          YES        AGAINST           AGAINST
Director of the Company to fill one of the two casual
 vacancies existing on the Board

PROPOSAL #7.: Appoint PricewaterhouseCoopers as the                        ISSUER          YES          FOR               FOR
Auditor and authorize the Directors to determine
their remuneration

PROPOSAL #8.: Approve the remuneration of the                              ISSUER          YES          FOR               FOR
Company's Board of Directors of a total amount of
fees not to exceed USD 600,000.00 for the year ending
 31 DEC 2008

PROPOSAL #9.: Approve to reduce the share premium                          ISSUER          YES          FOR               FOR
account of the Company from USD 1,955,452,000 to nil,
 and to credit the amount resulting from the
reduction to the Company's contributed surplus
account with immediate effect

PROPOSAL #10.: Transact other such business                                ISSUER          NO           N/A               N/A

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                S-OIL CORP
  TICKER:                N/A             CUSIP:     Y80710109
  MEETING DATE:          3/20/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the financial statement:                             ISSUER          YES          FOR               FOR
expected dividend [per share] ordinary shares: KRW
1,500; preferred shares: KRW 1,525

PROPOSAL #2.: Elect the Directors: Executive Director                      ISSUER          YES        AGAINST           AGAINST
 1 person, Non Executive Director 4 persons, Outside
Director 6 persons

PROPOSAL #3.: Elect an Outside Director and Director                       ISSUER          YES        AGAINST           AGAINST
as the Auditor Committee Members

PROPOSAL #4.: Approve the limit of remuneration for                        ISSUER          YES          FOR               FOR
the Directors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SOUTHWESTERN ENERGY COMPANY
  TICKER:                SWN             CUSIP:     845467109
  MEETING DATE:          5/19/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

ELECTION OF DIRECTOR: LEWIS E. EPLEY, JR.                                  ISSUER          YES          FOR               FOR

ELECTION OF DIRECTOR: ROBERT L. HOWARD                                     ISSUER          YES          FOR               FOR

ELECTION OF DIRECTOR: HAROLD M. KORELL                                     ISSUER          YES          FOR               FOR

ELECTION OF DIRECTOR: VELLO A. KUUSKRAA                                    ISSUER          YES          FOR               FOR

ELECTION OF DIRECTOR: KENNETH R. MOURTON                                   ISSUER          YES          FOR               FOR

ELECTION OF DIRECTOR: CHARLES E. SCHARLAU                                  ISSUER          YES          FOR               FOR

PROPOSAL #2: THE RATIFICATION OF THE APPOINTMENT OF                        ISSUER          YES          FOR               FOR
PRICEWATERHOUSECOOPERS LLP (PWC) TO SERVE AS THE
COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING
FIRM FOR THE FISCAL YEAR ENDED DECEMBER 31, 2009.

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                STATOILHYDRO ASA
  TICKER:                N/A             CUSIP:     R8412T102
  MEETING DATE:          5/19/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Opening of the AGM by the Chair of the                       ISSUER          YES          FOR               FOR
Corporate Assembly

PROPOSAL #2.: Elect Mr. Olaug Svarva as the chair of                       ISSUER          YES          FOR               FOR
the Corporate Assembly

PROPOSAL #3.: Approve the notice and the agenda                            ISSUER          YES          FOR               FOR

PROPOSAL #4.: Approve the registration of attending                        ISSUER          YES          FOR               FOR
shareholders and proxies

PROPOSAL #5.: Elect 2 persons to co-sign the minutes                       ISSUER          YES          FOR               FOR
together with the Chair of the Meeting

PROPOSAL #6.: Approve the annual report and accounts                       ISSUER          YES          FOR               FOR
for StatoilHydro ASA and the StatoilHydro group for
2008, and the distribution of the dividend of NOK
7.25 per share for 2008 of which the ordinary
dividend is NOK 4.40 per share and the special
dividend is NOK 2.85 per share, the dividend accrues
to the shareholders as of 19 MAY 2009, expected
payment of dividends is 03 JUN 2009

PROPOSAL #7.: Approve to determine the remuneration                        ISSUER          YES          FOR               FOR
for the Company's Auditor

PROPOSAL #8.: Elect 1 deputy Member to the Corporate                       ISSUER          YES        AGAINST           AGAINST
Assembly

PROPOSAL #9.: Approve, in accordance with Section 6-                       ISSUER          YES        AGAINST           AGAINST
16a of the Public Limited Companies Act, the Board of
 Directors will prepare an independent statement
regarding the settlement of salary and other
remuneration for Executive Management, the content of
 the statement is included in note 3 to
StatoilHydro's annual report and accounts for 2008,
which have been prepared in accordance with
accounting principles generally accepted in Norway

PROPOSAL #10.: Authorize the Board of Directors on                         ISSUER          YES        AGAINST           AGAINST
behalf of the Company to acquire StatoilHydro shares
in the market, the authorization may be used to
acquire own shares at a total nominal value of up to
NOK 15,000,000, shares acquired pursuant to this
authorization may only be used for sale and transfer
to employees of the StatoilHydro group as part of the
 group's share saving plan, as approved by the Board
of Directors, the minimum and maximum amount that may
 be paid per share will be NOK 50 and 500
respectively, the authorisation is valid until the
next AGM, but not beyond 30 JUN 2010, this
authorisation replaces the previous authorisation to
acquire own shares for implementation of the share
saving plan for employees granted by the AGM on 20

PROPOSAL #11.: Amend the Section 1 of the Articles of                      ISSUER          YES          FOR               FOR
 Association as specified; authorize the Board to
decide the date for implementation of the amended
Articles of Association, but the date must be not
late than 01 JAN 2010

PROPOSAL #12.: PLEASE NOTE THAT THIS IS A                                  ISSUER          YES        AGAINST             FOR
SHAREHOLDERS PROPOSAL: StatoilHydro shall withdraw
from tar sands activities in Canada

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SUNCOR ENERGY INC
  TICKER:                N/A             CUSIP:     867229106
  MEETING DATE:          6/4/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #S.1: Approve the Plan of Arrangement [the                        ISSUER          YES          FOR               FOR
'Arrangement'] under Section 192 of the Canada
Business Corporation Act ['CBCA'] providing for the
amalgamation of Suncor Energy Incorporation and
Petro-Canada, as specified

PROPOSAL #2.: Adopt a Stock Option Plan by the                             ISSUER          YES          FOR               FOR
Corporation formed by the amalgamation of Suncor
Energy Incorporation and Petro-Canada pursuant to the
 arrangement, conditional upon the arrangement
becoming effective

PROPOSAL #3.1: Elect Mr. Mel E. Benson as a Director                       ISSUER          YES          FOR               FOR
of Suncor to hold office until the earlier of the
completion of the arrangement and the close of the
next AGM

PROPOSAL #3.2: Elect Mr. Brian A. Canfield as a                            ISSUER          YES          FOR               FOR
Director of Suncor to hold office until the earlier
of the completion of the arrangement and the close of
 the next AGM

PROPOSAL #3.3: Elect Mr. Bryan P. Davies as a                              ISSUER          YES          FOR               FOR
Director of Suncor to hold office until the earlier
of the completion of the arrangement and the close of
 the next AGM

PROPOSAL #3.4: Elect Mr. Brian A. Felesky as a                             ISSUER          YES          FOR               FOR
Director of Suncor to hold office until the earlier
of the completion of the arrangement and the close of
 the next AGM

PROPOSAL #3.5: Elect Mr. John T. Ferguson as a                             ISSUER          YES          FOR               FOR
Director of Suncor to hold office until the earlier
of the completion of the arrangement and the close of
 the next AGM

PROPOSAL #3.6: Elect Mr. W. Douglas Ford as a                              ISSUER          YES          FOR               FOR
Director of Suncor to hold office until the earlier
of the completion of the arrangement and the close of
 the next AGM

PROPOSAL #3.7: Elect Mr. Richard L. George as a                            ISSUER          YES          FOR               FOR
Director of Suncor to hold office until the earlier
of the completion of the arrangement and the close of
 the next AGM

PROPOSAL #3.8: Elect Mr. John R. Huff as a Director                        ISSUER          YES          FOR               FOR
of Suncor to hold office until the earlier of the
completion of the arrangement and the close of the
next AGM

PROPOSAL #3.9: Elect Mr. M. Ann McCaig as a Director                       ISSUER          YES          FOR               FOR
of Suncor to hold office until the earlier of the
completion of the arrangement and the close of the
next AGM

PROPOSAL #3.10: Elect Mr. Michael W. O'Brien as a                          ISSUER          YES          FOR               FOR
Director of Suncor to hold office until the earlier
of the completion of the arrangement and the close of
 the next AGM

PROPOSAL #3.11: Elect Mr. Eira M. Thomas as a                              ISSUER          YES          FOR               FOR
Director of Suncor to hold office until the earlier
of the completion of the arrangement and the close of
 the next AGM

PROPOSAL #4.: Re-appoint PricewaterhouseCoopers LLP                        ISSUER          YES          FOR               FOR
as the Auditor of Suncor Energy Incorporation until
the earlier of the completion of the arrangement and
the close of the next AGM

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SUNCOR ENERGY INC.
  TICKER:                SU              CUSIP:     867229106
  MEETING DATE:          6/4/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #01: THE PLAN OF ARRANGEMENT (THE                                 ISSUER          YES          FOR               FOR
ARRANGEMENT) UNDER SECTION 192 OF THE CANADA BUSINESS
 CORPORATIONS ACT PROVIDING FOR THE AMALGAMATION OF
SUNCOR ENERGY INC. AND PETRO-CANADA, AS MORE
PARTICULARLY DESCRIBED IN THE ACCOMPANYING JOINT
INFORMATION CIRCULAR AND PROXY STATEMENT OF SUNCOR
ENERGY INC. AND PETRO- CANADA.

PROPOSAL #02: THE ADOPTION OF A STOCK OPTION PLAN BY                       ISSUER          YES          FOR               FOR
THE CORPORATION FORMED BY THE AMALGAMATION OF SUNCOR
ENERGY INC. AND PETRO-CANADA, CONDITIONAL UPON THE
ARRANGEMENT BECOMING EFFECTIVE.

ELECTION OF DIRECTOR: MEL E. BENSON                                        ISSUER          YES          FOR               FOR

ELECTION OF DIRECTOR: BRIAN A. CANFIELD                                    ISSUER          YES          FOR               FOR

ELECTION OF DIRECTOR: BRYAN P. DAVIES                                      ISSUER          YES          FOR               FOR

ELECTION OF DIRECTOR: BRIAN A. FELESKY                                     ISSUER          YES          FOR               FOR

ELECTION OF DIRECTOR: JOHN T. FERGUSON                                     ISSUER          YES          FOR               FOR

ELECTION OF DIRECTOR: W. DOUGLAS FORD                                      ISSUER          YES          FOR               FOR

ELECTION OF DIRECTOR: RICHARD L. GEORGE                                    ISSUER          YES          FOR               FOR

ELECTION OF DIRECTOR: JOHN R. HUFF                                         ISSUER          YES          FOR               FOR

ELECTION OF DIRECTOR: M. ANN MCCAIG                                        ISSUER          YES          FOR               FOR

ELECTION OF DIRECTOR: MICHAEL W. O'BRIEN                                   ISSUER          YES          FOR               FOR

ELECTION OF DIRECTOR: EIRA M. THOMAS                                       ISSUER          YES          FOR               FOR

PROPOSAL #04: RE-APPOINTMENT OF                                            ISSUER          YES          FOR               FOR
PRICEWATERHOUSECOOPERS LLP AS AUDITOR OF SUNCOR
ENERGY INC. UNTIL THE EARLIER OF THE COMPLETION OF
THE ARRANGEMENT AND THE CLOSE OF THE NEXT ANNUAL

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SURGUTNEFTEGAZ JSC
  TICKER:                N/A             CUSIP:     868861204
  MEETING DATE:          6/27/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the OJSC Surgutneftegas annual                       ISSUER          YES          FOR               FOR
report for 2008

PROPOSAL #2.: Approve the OJSC Surgutneftegas annual                       ISSUER          YES          FOR               FOR
accounting statements, including profit and loss
statements for 2008

PROPOSAL #3.: Approve the distribution of profit                           ISSUER          YES          FOR               FOR
[loss] of the OJSC Surgutneftegas for 2008, declare a
 dividend payment for 2008: for a preferred share of
OJSC Surgutneftegas 1.326 rubles, for an ordinary
share of OJSC Surgutneftegas 0.6 rubles; dividend
payment shall be carried out in accordance with the
procedure recommended by the Board of Directors, the
date when dividend payment is commenced is 01 JUL
2009, the date when dividend payment is terminated is
 26 AUG 2009

PROPOSAL #4.1: Elect Ananiev Sergei Alekseevich as a                       ISSUER          YES          FOR               FOR
Board of Director

PROPOSAL #4.2: Elect Bogdanov Vladimir Leonidovich as                      ISSUER          YES          FOR               FOR
 a Board of Director

PROPOSAL #4.3: Elect Bulanov Alexander Nikolaevich as                      ISSUER          YES          FOR               FOR
 a Board of Director

PROPOSAL #4.4: Elect Gorbunov Igor Nikolaevich as a                        ISSUER          YES          FOR               FOR
Board of Director

PROPOSAL #4.5: Elect Druchinin Vladislav Egorovich as                      ISSUER          YES          FOR               FOR
 a Board of Director

PROPOSAL #4.6: Elect Egorov Oleg Yurievich as a Board                      ISSUER          YES          FOR               FOR
 of Director

PROPOSAL #4.7: Elect Erokhin Vladimir Petrovich as a                       ISSUER          YES          FOR               FOR
Board of Director

PROPOSAL #4.8: Elect Matveev Nikolai Ivanovich as a                        ISSUER          YES          FOR               FOR
Board of Director

PROPOSAL #4.9: Elect Medvedev Nikolai Yakovlevich as                       ISSUER          YES          FOR               FOR
a Board of Director

PROPOSAL #4.10: Elect Rezyapov Alexander Filippovich                       ISSUER          YES          FOR               FOR
as a Board of Director

PROPOSAL #5.1: Elect Komarova Valentina Panteleevna                        ISSUER          YES          FOR               FOR
as a Member of the Auditing Committee of OJSC
Surgutneftegas

PROPOSAL #5.2: Elect Oleynik Tamara Fedorovna as a                         ISSUER          YES          FOR               FOR
Member of the Auditing Committee of OJSC

PROPOSAL #5.3: Elect Pozdnyakova Vera Aleksandrovna                        ISSUER          YES          FOR               FOR
as a Member of the Auditing Committee of OJSC
Surgutneftegas

PROPOSAL #6.: Approve the Limited Liability Company                        ISSUER          YES          FOR               FOR
Rosekspertiza as the Auditor of the OJSC

PROPOSAL #7.: Approve the transactions which may be                        ISSUER          YES        AGAINST           AGAINST
conducted in the future between the OJSC
Surgutneftegas and its affiliated parties in the
course of general business activity of OJSC
Surgutneftegas, provided that the above-mentioned
transactions comply with the following requirements:
the transaction is aimed at performing the types of
activities stipulated by the Charter of OJSC
Surgutneftegas and the amount of transaction is
within the amount of the transaction the individual
executive body of OJSC Surgutneftegas is entitled to
perform in compliance with the Federal Law On Joint
Stock Companies, this resolution remains valid till
the OJSC Surgutneftegas AGM meeting for 2009

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TALISMAN ENERGY INC
  TICKER:                N/A             CUSIP:     87425E103
  MEETING DATE:          4/29/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.1: Elect Mr. Christiane Bergevin as a                          ISSUER          YES          FOR               FOR
Director for the ensuing year

PROPOSAL #1.2: Elect Mr. Donald J. Carty as a                              ISSUER          YES          FOR               FOR
Director for the ensuing year

PROPOSAL #1.3: Elect Mr. Willim R.P. Dalton as a                           ISSUER          YES          FOR               FOR
Director for the ensuing year

PROPOSAL #1.4: Elect Mr. Kevin S. Dunne as a Director                      ISSUER          YES          FOR               FOR
 for the ensuing year

PROPOSAL #1.5: Elect Mr. John A. Manzoni as a                              ISSUER          YES          FOR               FOR
Director for the ensuing year

PROPOSAL #1.6: Elect Mr. Stella M. Thompson as a                           ISSUER          YES          FOR               FOR
Director for the ensuing year

PROPOSAL #1.7: Elect Mr. John D. Watson as a Director                      ISSUER          YES          FOR               FOR
 for the ensuing year

PROPOSAL #1.8: Elect Mr. Robert G. Welty as a                              ISSUER          YES          FOR               FOR
Director for the ensuing year

PROPOSAL #1.9: Elect Mr. Charles R. Williamson as a                        ISSUER          YES          FOR               FOR
Director for the ensuing year

PROPOSAL #1.10: Elect Mr. Charles W. Wilson as a                           ISSUER          YES          FOR               FOR
Director for the ensuing year

PROPOSAL #1.11: Elect Mr. Charles M. Winograd as a                         ISSUER          YES          FOR               FOR
Director for the ensuing year

PROPOSAL #2.: Reappoint Ernst & Young LLP, Chartered                       ISSUER          YES          FOR               FOR
Accountants, as the Auditor of the Company for the
ensuing year

PROPOSAL #3.: as specified in the Company's                                ISSUER          YES          FOR               FOR
Management proxy circular accompanying this notice of

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TALISMAN ENERGY INC.
  TICKER:                TLM             CUSIP:     87425E103
  MEETING DATE:          4/29/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

ELECTION OF DIRECTOR: CHRISTIANE BERGEVIN                                  ISSUER          YES          FOR               FOR

ELECTION OF DIRECTOR: DONALD J. CARTY                                      ISSUER          YES          FOR               FOR

ELECTION OF DIRECTOR: WILLIAM R.P. DALTON                                  ISSUER          YES          FOR               FOR

ELECTION OF DIRECTOR: KEVIN S. DUNNE                                       ISSUER          YES          FOR               FOR

ELECTION OF DIRECTOR: JOHN A. MANZONI                                      ISSUER          YES          FOR               FOR

ELECTION OF DIRECTOR: STELLA M. THOMPSON                                   ISSUER          YES          FOR               FOR

ELECTION OF DIRECTOR: JOHN D. WATSON                                       ISSUER          YES          FOR               FOR

ELECTION OF DIRECTOR: ROBERT G. WELTY                                      ISSUER          YES          FOR               FOR

ELECTION OF DIRECTOR: CHARLES R. WILLIAMSON                                ISSUER          YES          FOR               FOR

ELECTION OF DIRECTOR: CHARLES W. WILSON                                    ISSUER          YES          FOR               FOR

ELECTION OF DIRECTOR: CHARLES M. WINOGRAD                                  ISSUER          YES          FOR               FOR

PROPOSAL #02: REAPPOINTMENT OF ERNST & YOUNG, LLP,                         ISSUER          YES          FOR               FOR
CHARTERED ACCOUNTANTS, AS AUDITOR OF THE COMPANY FOR
THE ENSUING YEAR.

PROPOSAL #03: A RESOLUTION CONFIRMING AMENDMENTS TO                        ISSUER          YES          FOR               FOR
THE COMPANY'S BY-LAW NO.1 PLEASE READ THE RESOLUTION
IN FULL IN THE ACCOMPANYING MANAGEMENT PROXY CIRCULAR.

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TENARIS S A
  TICKER:                N/A             CUSIP:     L90272102
  MEETING DATE:          6/3/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the reports from the Board of                        ISSUER          NO           N/A               N/A
Directors and of the Independent Auditors in relation
 to the consolidated financial statements of the
Company, the consolidated financial statements of the
 Company for the FYE on 31 DEC 2008, 2007 and 2006

PROPOSAL #2.: Approve the reports from the Board of                        ISSUER          NO           N/A               N/A
Directors and of the Independent Auditors in relation
 to the annual financial statements of the Company,
the annual financial statements of the Company to 31
DEC 2008

PROPOSAL #3.: Approve the allocation of profits and                        ISSUER          NO           N/A               N/A
approval for the payment of dividends

PROPOSAL #4.: Grant discharge of liabilities of the                        ISSUER          NO           N/A               N/A
members of the Board of Directors for the FY and
their term in office during the YE on 31 DEC 2008

PROPOSAL #5.: Elect the members of the Board of                            ISSUER          NO           N/A               N/A
Directors

PROPOSAL #6.: Approve the remuneration of the members                      ISSUER          NO           N/A               N/A
 of the Board of Directors

PROPOSAL #7.: Approve the designation of the                               ISSUER          NO           N/A               N/A
Independent Auditors for the FYE on 31 DEC 2009 and
their fees

PROPOSAL #8.: Authorize the Board of Directors and to                      ISSUER          NO           N/A               N/A
 the Board of Directors and other governing bodies of
 the subsidiaries of the Company to acquire shares in
 the Company

PROPOSAL #9.: Authorize the Board of Directors to                          ISSUER          NO           N/A               N/A
carry out the distribution of all of the
communications to the shareholders, including the
material for the general meeting of shareholders and
the issuance of proxies and annual reports to the
shareholders, through the electronic means that
permitted by any applicable laws and regulations

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                THE WILLIAMS COMPANIES, INC.
  TICKER:                WMB             CUSIP:     969457100
  MEETING DATE:          5/21/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1A: ELECTION OF DIRECTOR: IRL F. ENGELHARDT                      ISSUER          YES          FOR               FOR

PROPOSAL #1B: ELECTION OF DIRECTOR: WILLIAM E. GREEN                       ISSUER          YES          FOR               FOR

PROPOSAL #1C: ELECTION OF DIRECTOR: W.R. HOWELL                            ISSUER          YES          FOR               FOR

PROPOSAL #1D: ELECTION OF DIRECTOR: GEORGE A. LORCH                        ISSUER          YES          FOR               FOR

PROPOSAL #02: TO RATIFY THE APPOINTMENT OF ERNST &                         ISSUER          YES          FOR               FOR
YOUNG LLP AS OUR INDEPENDENT AUDITORS FOR 2009.

PROPOSAL #03: STOCKHOLDER PROPOSAL RELATING TO THE                       SHAREHOLDER       YES          FOR             AGAINST
ELECTION OF DIRECTORS ANNUALLY.

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TOTAL S.A.
  TICKER:                TOT             CUSIP:     89151E109
  MEETING DATE:          5/15/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #O1: APPROVAL OF PARENT COMPANY FINANCIAL                         ISSUER          YES          FOR               FOR
STATEMENTS

PROPOSAL #O2: APPROVAL OF CONSOLIDATED FINANCIAL                           ISSUER          YES          FOR               FOR
STATEMENTS

PROPOSAL #O3: ALLOCATION OF EARNINGS, DECLARATION OF                       ISSUER          YES          FOR               FOR
DIVIDEND

PROPOSAL #O4: AGREEMENTS COVERED BY ARTICLE L. 225-38                      ISSUER          YES          FOR               FOR
 OF THE FRENCH COMMERCIAL CODE

PROPOSAL #O5: COMMITMENTS UNDER ARTICLE L. 225-42-1                        ISSUER          YES          FOR               FOR
OF THE FRENCH COMMERCIAL CODE CONCERNING MR. THIERRY
DESMAREST

PROPOSAL #O6: COMMITMENTS UNDER ARTICLE L. 225-42-1                        ISSUER          YES        AGAINST           AGAINST
OF THE FRENCH COMMERCIAL CODE CONCERNING MR.
CHRISTOPHE DE MARGERIE

PROPOSAL #O7: AUTHORIZATION FOR THE BOARD OF                               ISSUER          YES          FOR               FOR
DIRECTORS TO TRADE SHARES OF THE COMPANY

PROPOSAL #O8: RENEWAL OF THE APPOINTMENT OF MRS. ANNE                      ISSUER          YES        AGAINST           AGAINST
 LAUVERGEON AS A DIRECTOR

PROPOSAL #O9: RENEWAL OF THE APPOINTMENT OF MR.                            ISSUER          YES        AGAINST           AGAINST
DANIEL BOUTON AS A DIRECTOR

PROPOSAL #O10: RENEWAL OF THE APPOINTMENT OF MR.                           ISSUER          YES          FOR               FOR
BERTRAND COLLOMB AS A DIRECTOR

PROPOSAL #O11: RENEWAL OF THE APPOINTMENT OF MR.                           ISSUER          YES          FOR               FOR
CHRISTOPHE DE MARGERIE AS A DIRECTOR

PROPOSAL #O12: RENEWAL OF THE APPOINTMENT OF MR.                           ISSUER          YES        AGAINST           AGAINST
MICHEL PEBEREAU AS A DIRECTOR

PROPOSAL #O13: APPOINTMENT OF MR. PATRICK ARTUS AS A                       ISSUER          YES          FOR               FOR
DIRECTOR

PROPOSAL #E14: AMENDMENT TO ARTICLE 12 OF THE                              ISSUER          YES          FOR               FOR
COMPANY'S ARTICLES OF ASSOCIATION REGARDING THE LIMIT
 ON THE AGE OF THE CHAIRMAN OF THE BOARD

PROPOSAL #A: AMENDMENT TO THE COMPANY'S ARTICLES OF                        ISSUER          YES        AGAINST             FOR
ASSOCIATION WITH THE INTENT OF DISCLOSING INDIVIDUAL
ALLOCATIONS OF STOCK OPTIONS AND RESTRICTED SHARES AS
 PROVIDED BY LAW

PROPOSAL #B: FOR THE PURPOSE OF AMENDING TO THE                            ISSUER          YES        AGAINST             FOR
ARTICLES OF ASSOCIATION REGARDING A NEW PROCEDURE FOR
 SELECTING A SHAREHOLDER-EMPLOYEE AS BOARD MEMBER
WITH A VIEW TO IMPROVING HIS OR HER REPRESENTATION
AND INDEPENDENCE

PROPOSAL #C: AUTHORIZATION TO GRANT RESTRICTED SHARES                      ISSUER          YES        AGAINST             FOR
 OF THE COMPANY TO ALL EMPLOYEES OF THE GROUP

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TOTAL SA, COURBEVOIE
  TICKER:                N/A             CUSIP:     F92124100
  MEETING DATE:          5/15/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #O.1: Approve the financial statements and                        ISSUER          YES          FOR               FOR
statutory reports

PROPOSAL #O.2: Approve the consolidated financial                          ISSUER          YES          FOR               FOR
statements and statutory reports

PROPOSAL #O.3: Approve the allocation of income and                        ISSUER          YES          FOR               FOR
dividends of EUR 2.28 per share

PROPOSAL #O.4: Approve the Special Auditors' report                        ISSUER          YES          FOR               FOR
presenting ongoing related party transactions

PROPOSAL #O.5: Approve transaction with Mr. Thierry                        ISSUER          YES          FOR               FOR
Desmarest

PROPOSAL #O.6: Approve transaction with Mr.                                ISSUER          YES        AGAINST           AGAINST
Christophe De Margerie

PROPOSAL #O.7: Authorize to repurchase of up to 10%                        ISSUER          YES          FOR               FOR
of issued share capital

PROPOSAL #O.8: Re-elect Ms. Anne Lauvergeon as a                           ISSUER          YES        AGAINST           AGAINST
Director

PROPOSAL #O.9: Re-elect Mr. Daniel Bouton as a                             ISSUER          YES        AGAINST           AGAINST
Director
PROPOSAL #O.10: Re-elect Mr. Bertrand Collomb as a                         ISSUER          YES          FOR               FOR
Director

PROPOSAL #O.11: Re-elect Mr. Christophe De Margerie                        ISSUER          YES          FOR               FOR
as a Director

PROPOSAL #O.12: Re-elect Mr. Michel Pebereau as a                          ISSUER          YES        AGAINST           AGAINST
Director

PROPOSAL #O.13: Elect Mr. Patrick Artus as a Director                      ISSUER          YES          FOR               FOR

PROPOSAL #E.14: Amend the Article 12 of the Bylaws                         ISSUER          YES          FOR               FOR
regarding age limit for the Chairman

PROPOSAL #A.: Approve the statutory modification to                        ISSUER          YES        AGAINST           AGAINST
advertise individual allocations of stock options and
 free shares as provided by law

PROPOSAL #B.: Approve the statutory modification                           ISSUER          YES        AGAINST           AGAINST
relating to a new procedure for appointing the
employee shareholder in order to enhance its
representativeness and independence

PROPOSAL #C.: Grant authority to freely allocate the                       ISSUER          YES        AGAINST           AGAINST
Company's shares to all the employees of the group

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TRANSCANADA CORP
  TICKER:                N/A             CUSIP:     89353D107
  MEETING DATE:          5/1/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.1: Elect Mr. K.E. Benson as a Director                         ISSUER          YES          FOR               FOR

PROPOSAL #1.2: Elect Mr. D.H. Burney as a Director                         ISSUER          YES          FOR               FOR

PROPOSAL #1.3: Elect Mr. W.K. Dobson as a Director                         ISSUER          YES          FOR               FOR

PROPOSAL #1.4: Elect Mr. E.L. Draper as a Director                         ISSUER          YES          FOR               FOR

PROPOSAL #1.5: Elect Mr. P. Gauthier as a Director                         ISSUER          YES          FOR               FOR

PROPOSAL #1.6: Elect Mr. K.L. Hawkins as a Director                        ISSUER          YES          FOR               FOR

PROPOSAL #1.7: Elect Mr. S.B. Jackson as a Director                        ISSUER          YES          FOR               FOR

PROPOSAL #1.8: Elect Mr. P.L. Joskow as a Director                         ISSUER          YES          FOR               FOR

PROPOSAL #1.9: Elect Mr. H.N. Kvisle as a Director                         ISSUER          YES          FOR               FOR

PROPOSAL #1.10: Elect Mr. J.A. MacNaughton as a                            ISSUER          YES          FOR               FOR
Director

PROPOSAL #1.11: Elect Mr. D.P. O'Brien as a Director                       ISSUER          YES          FOR               FOR

PROPOSAL #1.12: Elect Mr. W.T. Stephens as a Director                      ISSUER          YES          FOR               FOR

PROPOSAL #1.13: Elect Mr. D.M.G. Stewart as a Director                     ISSUER          YES          FOR               FOR

PROPOSAL #2.: Appoint KPMG LLP, Chartered Accountants                      ISSUER          YES          FOR               FOR
 as the Auditors and authorize the Directors to fix
their remuneration

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TRANSOCEAN INC
  TICKER:                RIG             CUSIP:     G90073100
  MEETING DATE:          12/8/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #01: APPROVAL OF THE MERGER TRANSACTION TO                        ISSUER          YES          FOR               FOR
BE EFFECTED BY THE SCHEMES OF ARRANGEMENT, ATTACHED
TO THE ACCOMPANYING PROXY STATEMENT AS ANNEX B.

PROPOSAL #02: APPROVAL OF THE MOTION TO ADJOURN THE                        ISSUER          YES          FOR               FOR
MEETING TO A LATER DATE TO SOLICIT ADDITIONAL PROXIES
 IF THERE ARE INSUFFICIENT VOTES AT THE TIME OF THE
MEETING TO APPROVE THE MERGER TRANSACTION.

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TRANSOCEAN, LTD.
  TICKER:                RIG             CUSIP:     H8817H100
  MEETING DATE:          5/15/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #01: APPROVAL OF THE 2008 ANNUAL REPORT, THE                      ISSUER          YES          FOR               FOR
 CONSOLIDATED FINANCIAL STATEMENTS OF TRANSOCEAN LTD.
 FOR FISCAL YEAR 2008 AND THE STATUTORY FINANCIAL
STATEMENTS OF TRANSOCEAN LTD.

PROPOSAL #02: DISCHARGE OF THE MEMBERS OF THE BOARD                        ISSUER          YES          FOR               FOR
OF DIRECTORS AND THE EXECUTIVE OFFICERS FOR FISCAL
YEAR 2008

PROPOSAL #03: APPROPRIATION OF THE AVAILABLE RETAINED                      ISSUER          YES          FOR               FOR
 EARNINGS WITHOUT PAYMENT OF A DIVIDEND TO
SHAREHOLDERS FOR FISCAL YEAR 2008 AND RELEASE OF CHF
3.5 BILLION OF LEGAL RESERVES TO OTHER RESERVES.

PROPOSAL #04: AUTHORIZATION OF A SHARE REPURCHASE                          ISSUER          YES          FOR               FOR
PROGRAM

PROPOSAL #05: APPROVAL OF THE LONG-TERM INCENTIVE                          ISSUER          YES          FOR               FOR
PLAN OF TRANSOCEAN LTD. IN THE FORM AS AMENDED AND
RESTATED EFFECTIVE AS OF 2/12/09

PROPOSAL #6A: REELECTION OF CLASS I DIRECTOR FOR A                         ISSUER          YES          FOR               FOR
THREE YEAR TERM: W. RICHARD ANDERSON

PROPOSAL #6B: REELECTION OF CLASS I DIRECTOR FOR A                         ISSUER          YES          FOR               FOR
THREE YEAR TERM: RICHARD L. GEORGE

PROPOSAL #6C: REELECTION OF CLASS I DIRECTOR FOR A                         ISSUER          YES          FOR               FOR
THREE YEAR TERM: ROBERT L. LONG

PROPOSAL #6D: REELECTION OF CLASS I DIRECTOR FOR A                         ISSUER          YES          FOR               FOR
THREE YEAR TERM: EDWARD R. MULLER

PROPOSAL #6E: REELECTION OF CLASS III DIRECTOR FOR A                       ISSUER          YES          FOR               FOR
TWO-YEAR TERM: VICTOR E. GRIJALVA

PROPOSAL #07: APPOINTMENT OF ERNST & YOUNG LLP AS                          ISSUER          YES          FOR               FOR
TRANSOCEAN LTD.'S INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM FOR FISCAL YEAR 2009 AND REELECTION
OF ERNST & YOUNG LTD., ZURICH, AS TRANSOCEAN LTD.'S
AUDITOR PURSUANT TO THE SWISS CODE OF OBLIGATIONS FOR
 A FURTHER ONE-YEAR TERM

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TRANSOCEAN, LTD.
  TICKER:                RIG             CUSIP:     H8817H100
  MEETING DATE:          5/15/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #01: APPROVAL OF THE 2008 ANNUAL REPORT, THE                      ISSUER          YES          FOR               FOR
 CONSOLIDATED FINANCIAL STATEMENTS OF TRANSOCEAN LTD.
 FOR FISCAL YEAR 2008 AND THE STATUTORY FINANCIAL
STATEMENTS OF TRANSOCEAN LTD.

PROPOSAL #02: DISCHARGE OF THE MEMBERS OF THE BOARD                        ISSUER          YES          FOR               FOR
OF DIRECTORS AND THE EXECUTIVE OFFICERS FOR FISCAL
YEAR 2008

PROPOSAL #03: APPROPRIATION OF THE AVAILABLE RETAINED                      ISSUER          YES          FOR               FOR
 EARNINGS WITHOUT PAYMENT OF A DIVIDEND TO
SHAREHOLDERS FOR FISCAL YEAR 2008 AND RELEASE OF CHF
3.5 BILLION OF LEGAL RESERVES TO OTHER RESERVES.

PROPOSAL #04: AUTHORIZATION OF A SHARE REPURCHASE                          ISSUER          YES          FOR               FOR
PROGRAM

PROPOSAL #05: APPROVAL OF THE LONG-TERM INCENTIVE                          ISSUER          YES          FOR               FOR
PLAN OF TRANSOCEAN LTD. IN THE FORM AS AMENDED AND
RESTATED EFFECTIVE AS OF 2/12/09

PROPOSAL #6A: REELECTION OF CLASS I DIRECTOR FOR A                         ISSUER          YES          FOR               FOR
THREE YEAR TERM: W. RICHARD ANDERSON

PROPOSAL #6B: REELECTION OF CLASS I DIRECTOR FOR A                         ISSUER          YES          FOR               FOR
THREE YEAR TERM: RICHARD L. GEORGE

PROPOSAL #6C: REELECTION OF CLASS I DIRECTOR FOR A                         ISSUER          YES          FOR               FOR
THREE YEAR TERM: ROBERT L. LONG

PROPOSAL #6D: REELECTION OF CLASS I DIRECTOR FOR A                         ISSUER          YES          FOR               FOR
THREE YEAR TERM: EDWARD R. MULLER

PROPOSAL #6E: REELECTION OF CLASS III DIRECTOR FOR A                       ISSUER          YES          FOR               FOR
TWO-YEAR TERM: VICTOR E. GRIJALVA

PROPOSAL #07: APPOINTMENT OF ERNST & YOUNG LLP AS                          ISSUER          YES          FOR               FOR
TRANSOCEAN LTD.'S INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM FOR FISCAL YEAR 2009 AND REELECTION
OF ERNST & YOUNG LTD., ZURICH, AS TRANSOCEAN LTD.'S
AUDITOR PURSUANT TO THE SWISS CODE OF OBLIGATIONS FOR
 A FURTHER ONE-YEAR TERM

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TURKIYE PETROL RAFINERILERI A  S
  TICKER:                N/A             CUSIP:     M8966X108
  MEETING DATE:          3/27/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Opening and elect the Presiding                              ISSUER          NO           N/A               N/A
Committee of the general assembly meeting AGM

PROPOSAL #2.: Approve, the reading and deliberations                       ISSUER          NO           N/A               N/A
on the Board of Directors report, Auditors report and
 the Independent Audit report of the Independent
External Audit Company Basaran Nas Bagimsiz Denetim
Ve Ser Best Muhasebeci Mali Musavirlik A.S a Member
of PricewaterhouseCoopers, on the activities and
accounts of the year 2008; the Board of Directors
proposal about the balance sheet and the income
statement of the year 2008; after modification or
rejection of the dividend distribution

PROPOSAL #3.: Approve the changes in the Membership                        ISSUER          NO           N/A               N/A
of the Board of Directors in the year 2008, in
accordance with Turkish Commercial Law, Article 315

PROPOSAL #4.: Grant discharge from liability of the                        ISSUER          NO           N/A               N/A
Members of the Board of Directors and the Auditors in
 respect of the duties performed during the year 2008

PROPOSAL #5.: Approve the replacement or re-elect the                      ISSUER          NO           N/A               N/A
 Board of Directors Members whose term of office has
expired

PROPOSAL #6.: Approve the replacement or re-elect the                      ISSUER          NO           N/A               N/A
 Auditors whose term of office has expired

PROPOSAL #7.: Approve the determination of the                             ISSUER          NO           N/A               N/A
monthly gross compensation of the Chairman, Members
of the Board and the Auditors

PROPOSAL #8.: Approve, the modification or refuse the                      ISSUER          NO           N/A               N/A
 year 2008 profit distribution and dividend date
proposal of the Board of Directors

PROPOSAL #9.: Approve to inform our shareholders                           ISSUER          NO           N/A               N/A
about the Company dividend policy in accordance with
the principles of Corporate Governance

PROPOSAL #10.: Authorize the Board of Directors,                           ISSUER          NO           N/A               N/A
within the frame of the Article 38 of the Articles of
 Association, about the advance payment of the
dividend distribution, the capital market Law
Article15 and regarding of the relevant regulation

PROPOSAL #11.: Approve the presentation of                                 ISSUER          NO           N/A               N/A
information to the general assembly about the
donations and the support provided by our Company to
foundations and associations in 2008 with the purpose
 of social responsibility

PROPOSAL #12.: Approve, the Independent Audit Firm                         ISSUER          NO           N/A               N/A
selected by the Board of Directors for the Auditing
of our Company's activities and accounts in the year
2009, on proposal of the Auditing Committee, in
accordance with the regulations concerning
Independent Auditing in the capital market

PROPOSAL #13.: Approve within the frame of the                             ISSUER          NO           N/A               N/A
Capital Markets Board, Communique IV, No 41, to
inform about transactions with the related parties

PROPOSAL #14.: Approve, having the required                                ISSUER          NO           N/A               N/A
permission from the Ministry of Industry and trade,
the changes of the text which is related to the
Articles 10 and 26, in the Articles of Association

PROPOSAL #15.: Authorize the Board of Members, in                          ISSUER          NO           N/A               N/A
accordance with the Commercial Law Article 334 and
335, to perform business activities within the fields
 of activity of the Company by himself or on the
behalf of others and to be a partner in any Company
performing similar activities and to make other
transactions

PROPOSAL #16.: Authorize the Presiding Committee to                        ISSUER          NO           N/A               N/A
sign the meeting minutes of the general assembly

PROPOSAL #17.: Requests                                                    ISSUER          NO           N/A               N/A

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ULTRA PETROLEUM CORP.
  TICKER:                UPL             CUSIP:     903914109
  MEETING DATE:          5/21/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

ELECTION OF DIRECTOR: MICHAEL D. WATFORD                                   ISSUER          YES          FOR               FOR

ELECTION OF DIRECTOR: ROGER A. BROWN                                       ISSUER          YES          FOR               FOR

ELECTION OF DIRECTOR: W. CHARLES HELTON                                    ISSUER          YES          FOR               FOR

ELECTION OF DIRECTOR: STEPHEN J. MCDANIEL                                  ISSUER          YES          FOR               FOR

ELECTION OF DIRECTOR: ROBERT E. RIGNEY                                     ISSUER          YES          FOR               FOR

PROPOSAL #02: APPOINTMENT OF ERNST & YOUNG LLP AS                          ISSUER          YES          FOR               FOR
AUDITORS OF THE CORPORATION FOR THE ENSUING YEAR AND
AUTHORIZING THE DIRECTORS TO FIX THEIR REMUNERATION.

PROPOSAL #03: IF PRESENTED, TO CONSIDER AND VOTE UPON                    SHAREHOLDER       YES        AGAINST             FOR
 A SHAREHOLDER PROPOSAL REGARDING CLIMATE CHANGE
WHICH IS OPPOSED BY THE BOARD OF DIRECTORS.

PROPOSAL #04: TO TRANSACT SUCH OTHER BUSINESS AS MAY                       ISSUER          YES        AGAINST           AGAINST
PROPERLY BE BROUGHT BEFORE THE ANNUAL MEETING OR ANY
ADJOURNMENTS OR POSTPONEMENTS THEREOF.

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                VALERO ENERGY CORPORATION
  TICKER:                VLO             CUSIP:     91913Y100
  MEETING DATE:          4/30/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1A: ELECTION OF DIRECTOR: JERRY D. CHOATE                        ISSUER          YES          FOR               FOR

PROPOSAL #1B: ELECTION OF DIRECTOR: WILLIAM R. KLESSE                      ISSUER          YES          FOR               FOR

PROPOSAL #1C: ELECTION OF DIRECTOR: DONALD L. NICKLES                      ISSUER          YES          FOR               FOR

PROPOSAL #1D: ELECTION OF DIRECTOR: SUSAN KAUFMAN                          ISSUER          YES          FOR               FOR
PURCELL

PROPOSAL #02: RATIFY THE APPOINTMENT OF KPMG LLP AS                        ISSUER          YES          FOR               FOR
VALERO'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING
FIRM FOR 2009.

PROPOSAL #03: VOTE ON A STOCKHOLDER PROPOSAL                             SHAREHOLDER       YES        AGAINST             FOR
ENTITLED, SAY-ON-PAY.

PROPOSAL #04: VOTE ON A STOCKHOLDER PROPOSAL                             SHAREHOLDER       YES        AGAINST             FOR
ENTITLED, STOCK RETENTION BY EXECUTIVES.

PROPOSAL #05: VOTE ON A STOCKHOLDER PROPOSAL                             SHAREHOLDER       YES        AGAINST             FOR
ENTITLED, COMPENSATION CONSULTANT DISCLOSURES.

PROPOSAL #06: VOTE ON A STOCKHOLDER PROPOSAL                             SHAREHOLDER       YES        ABSTAIN           AGAINST
ENTITLED, DISCLOSURE OF POLITICAL CONTRIBUTIONS/TRADE
 ASSOCIATIONS.

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                WEATHERFORD INTERNATIONAL LTD
  TICKER:                WFT             CUSIP:     H27013103
  MEETING DATE:          5/7/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1A: ELECTION OF DIRECTOR: BERNARD J. DUROC-                      ISSUER          YES          FOR               FOR
DANNER

PROPOSAL #1B: ELECTION OF DIRECTOR: DAVID J. BUTTERS                       ISSUER          YES        AGAINST           AGAINST

PROPOSAL #1C: ELECTION OF DIRECTOR: NICHOLAS F. BRADY                      ISSUER          YES          FOR               FOR

PROPOSAL #1D: ELECTION OF DIRECTOR: WILLIAM E.                             ISSUER          YES          FOR               FOR
MACAULAY
PROPOSAL #1E: ELECTION OF DIRECTOR: ROBERT B. MILLARD                      ISSUER          YES        AGAINST           AGAINST

PROPOSAL #1F: ELECTION OF DIRECTOR: ROBERT K. MOSES,                       ISSUER          YES          FOR               FOR
JR.

PROPOSAL #1G: ELECTION OF DIRECTOR: ROBERT A. RAYNE                        ISSUER          YES        AGAINST           AGAINST

PROPOSAL #02: APPOINTMENT OF ERNST & YOUNG LLP AS                          ISSUER          YES          FOR               FOR
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR
YEAR ENDING DECEMBER 31, 2009 AND RATIFICATION OF THE
 ELECTION OF ERNST & YOUNG AG, ZURICH AS STATUTORY
AUDITOR FOR YEAR ENDING DECEMBER 31, 2009.

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                WEATHERFORD INTERNATIONAL LTD.
  TICKER:                WFT             CUSIP:     G95089101
  MEETING DATE:          2/17/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #01: APPROVAL OF THE SCHEME OF ARRANGEMENT                        ISSUER          YES          FOR               FOR
ATTACHED TO THE ACCOMPANYING PROXY STATEMENT AS ANNEX
 B.

PROPOSAL #02: APPROVAL OF THE MOTION TO ADJOURN THE                        ISSUER          YES          FOR               FOR
MEETING TO A LATER DATE TO SOLICIT ADDITIONAL PROXIES
 IF THERE ARE INSUFFICIENT VOTES AT THE TIME OF THE
MEETING TO APPROVE THE SCHEME OF ARRANGEMENT.

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                WOODSIDE PETROLEUM LTD
  TICKER:                N/A             CUSIP:     980228100
  MEETING DATE:          5/1/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: To receive and consider the financial                        ISSUER          NO           N/A               N/A
report of the Company and the reports of the
Directors and Auditor for the YE 31 DEC 2008

PROPOSAL #2.a: Re-elect Mr. Michael Alfred Chaney as                       ISSUER          YES          FOR               FOR
a Director

PROPOSAL #2.b: Re-elect Mr. Erich Fraunschiel as a                         ISSUER          YES          FOR               FOR
Director

PROPOSAL #2.c: Re-elect Dr. Pierre Jean-Marie Henri                        ISSUER          YES          FOR               FOR
Jungels as a Director

PROPOSAL #2.d: Re-elect Mr. David Ian McEvoy as a                          ISSUER          YES          FOR               FOR
Director

PROPOSAL #2.e: Re-elect Ms. Melinda Ann Cilento as a                       ISSUER          YES          FOR               FOR
Director

PROPOSAL #2.f: Re-elect Mr. Ian Robertson as a                             ISSUER          YES          FOR               FOR
Director
PROPOSAL #3.: Adopt the remuneration report for the                        ISSUER          YES          FOR               FOR
YE 31 DEC 2008

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                XTO ENERGY INC.
  TICKER:                XTO             CUSIP:     98385X106
  MEETING DATE:          5/19/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #01: APPROVAL OF AMENDMENT TO BYLAWS TO                           ISSUER          YES          FOR               FOR
PROVIDE FOR THE ANNUAL ELECTION OF ALL DIRECTORS.

PROPOSAL #2A: ELECTION OF PHILLIP R. KEVIL CLASS B                         ISSUER          YES          FOR               FOR
DIRECTOR (2-YEAR TERM) OR, IF ITEM 1 IS NOT APPROVED,
 CLASS I DIRECTOR (3-YEAR TERM).

PROPOSAL #2B: ELECTION OF HERBERT D. SIMONS CLASS B                        ISSUER          YES          FOR               FOR
DIRECTOR (2-YEAR TERM) OR, IF ITEM 1 IS NOT APPROVED,
 CLASS I DIRECTOR (3-YEAR TERM).

PROPOSAL #2C: ELECTION OF VAUGHN O. VENNERBERG II                          ISSUER          YES          FOR               FOR
CLASS B DIRECTOR (2-YEAR TERM) OR, IF ITEM 1 IS NOT
APPROVED, CLASS I DIRECTOR (3-YEAR TERM).

PROPOSAL #03: APPROVAL OF THE 2009 EXECUTIVE                               ISSUER          YES          FOR               FOR
INCENTIVE COMPENSATION PLAN.

PROPOSAL #04: RATIFICATION OF THE APPOINTMENT OF KPMG                      ISSUER          YES          FOR               FOR
 LLP AS THE COMPANY'S INDEPENDENT AUDITOR FOR 2009.

PROPOSAL #05: STOCKHOLDER PROPOSAL CONCERNING A                          SHAREHOLDER       YES        AGAINST             FOR
STOCKHOLDER ADVISORY VOTE ON EXECUTIVE COMPENSATION
IF PROPERLY PRESENTED.

PROPOSAL #06: STOCKHOLDER PROPOSAL CONCERNING                            SHAREHOLDER       YES        AGAINST             FOR
STOCKHOLDER APPROVAL OF EXECUTIVE BENEFITS PAYABLE
UPON DEATH IF PROPERLY PRESENTED.

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                YANZHOU COAL MNG CO LTD
  TICKER:                N/A             CUSIP:     Y97417102
  MEETING DATE:          12/23/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve and ratify the entering into of                      ISSUER          YES          FOR               FOR
 the Provision of Materials Supply Agreement between
the Company and Yankuang Group Corporation Limited
[the 'Parent Company'], as specified, and the
continuing connected transactions contemplated
thereunder together with the associated Proposed
Annual Caps in respect of such transactions for each
of the FY ending 31 DEC 2009 to 2011, details of
which are more particularly described in the circular
 of the Company dated 07 NOV 2008 [the 'Circular']
[Capitalized terms used in this notice shall have the
 same meanings as defined in the Circular unless
otherwise expressly defined herein], and authorize
the Directors of the Company to do all such acts and
things and to sign all documents and to take any
steps which in their absolute discretion considered
to be necessary, desirable or expedient for the
purpose of implementing and/or giving effect to and
the transactions contemplated under the Provision of
Materials Supply Agreement

PROPOSAL #2.: Approve and ratify the entering into of                      ISSUER          YES          FOR               FOR
 the Provision of Labour and Services Supply
Agreement between the Company and the Parent Company,
 as specified, and the continuing connected
transactions contemplated thereunder together with
the associated Proposed Annual Caps in respect of
such transactions for each of the FY ending 31 DEC
2009 to 2011, details of which are more particularly
described in the Circular; authorize the Directors of
 the Company to do all such acts and things and to
sign all documents and to take any steps which in
their absolute discretion considered to be necessary,
 desirable or expedient for the purpose of
implementing and/or giving effect to and the
transactions contemplated under the Provision of

PROPOSAL #3.: Approve and ratify the entering into of                      ISSUER          YES          FOR               FOR
 the Provision of Insurance Fund Administrative
Services Agreement between the Company and the Parent
 Company, as specified, and the continuing connected
transactions contemplated thereunder together with
the associated annual estimates in respect of such
transactions for each of the FY ending 31 DEC 2009 to
 2011, details of which are more particularly
described in the Circular, and authorize the
Directors of the Company to do all such acts and
things and to sign all documents and to take any
steps which in their absolute discretion considered
to be necessary, desirable or expedient for the
purpose of implementing and/or giving effect to and
the transactions contemplated under the Provision of
Insurance Fund Administrative Services Agreement

PROPOSAL #4.: Approve and ratify the entering into of                      ISSUER          YES          FOR               FOR
 the Provision of Coal Products and Materials
Agreement between the Company and the Parent Company,
 as specified, and the continuing connected
transactions contemplated thereunder together with
the associated Proposed Annual Caps in respect of
such transactions for each of the FY ending 31 DEC
2009 to 2011, details of which are more particularly
described in the Circular; authorize the Directors of
 the Company to do all such acts and things and to
sign all documents and to take any steps which in
their absolute discretion considered to be necessary,
 desirable or expedient for the purpose of
implementing and/or giving effect to and the
transactions contemplated under the Provision of Coal

PROPOSAL #5.: Approve and ratify the entering into of                      ISSUER          YES          FOR               FOR
 the Provision of Electricity and Heat Agreement
between the Company and the Parent Company, as
specified, and the continuing connected transactions
contemplated thereunder together with the associated
Proposed Annual Caps in respect of such transactions
for each of the FY ending 31 DEC 2008 to 2011,
details of which are more particularly described in
the Circular; and authorize the Directors of the
Company to do all such acts and things and to sign
all documents and to take any steps which in their
absolute discretion considered to be necessary,
desirable or expedient for the purpose of
implementing and/or giving effect to and the
transactions contemplated under the Provision of
Electricity and Heat Agreement

PROPOSAL #6.: Approve and ratify the terms of the                          ISSUER          YES          FOR               FOR
Acquisition Agreement entered into between the
Company and the Controlling Shareholders for the
Acquisition, as specified, and all the transactions
contemplated therein; and the execution of the
Acquisition Agreement by the Directors of the Company
 and authorize the Directors of the Company [or any
one of them] to do all such acts and things, to sign
and execute all such further documents and to take
such steps as the Directors of the Company (or any
one of them) may in their absolute discretion
consider necessary, appropriate, desirable or
expedient to give effect to or in connection with the
 Acquisition Agreements or any of the transactions
contemplated thereunder and all other matters
incidental thereto; for the purpose of this
resolution: 'Acquisition' means the acquisition of
the 74% equity interest in Shandong Hua Ju Energy
Company Limited by the Company from the Controlling
Shareholder pursuant to the Acquisition Agreement;
'Acquisition Agreement' means the conditional
agreement dated 24 OCT 2008 entered into between the
Company and the Controlling Shareholder for the
Acquisition; 'Controlling Shareholder' means ,
Yankuang Group Corporation Limited, a wholly State-
owned corporation and a controlling shareholder of
the Company holding approximately 52.86% of the total
 issued share capital of the Company

PROPOSAL #S.7: Approve the resolution in relation to                       ISSUER          YES          FOR               FOR
the amendments to the Articles 63, 64, 66, 166, 171,
202, 218 and 219 of the Articles of Association of
the Company and authorize the Board to do all such
things as necessary in connection with such
amendments as specified

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                YANZHOU COAL MNG CO LTD
  TICKER:                N/A             CUSIP:     Y97417102
  MEETING DATE:          1/23/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #S.1: Approve, subject to the relevant                            ISSUER          YES          FOR               FOR
period [as specified] during which the Board may
exercise the power of the Company to repurchase the
issued H Shares of the Company on the Hong Kong Stock
 Exchange, subject to and in accordance with all
applicable laws, rules and regulations and/or
requirements of the governmental or regulatory body
of securities in the PRC, the Hong Kong Stock
Exchange or of any other governmental or regulatory
body; the aggregate nominal value of H Shares of the
Company authorized to be repurchased subject to the
approval in paragraph (a) above during the relevant
period shall not exceed 10% of the aggregate nominal
value of the issued H Shares of the Company as at the
 date of the passing of this resolution; as the
shareholders of the Company has given by way of a
special resolution at the AGM held on 27 JUN 2008,
such approval shall be conditional upon the passing
of a special resolution in the same terms as the
resolution as specified in this paragraph [except for
 this sub-paragraph (c)(i)] at the class meeting for
holders of Domestic Shares of the Company to be held
on Friday, 16 JAN 2009 [or on such adjourned date as
may be applicable]; the approvals of the relevant PRC
 regulatory authorities as may be required by laws,
rules and regulations of the PRC being obtained by
the Company if appropriate; and the Company not being
 required by any of its creditors to repay or to
provide guarantee in respect of any amount due to any
 of them [or if the Company is so required by any of
its creditors, the Company having, in its absolute
discretion, repaid or provided guarantee in respect
of such amount] pursuant to the notification
procedure as specified in Article 30 of the Articles
of Association of the Company; authorize the Board of
 all relevant PRC regulatory authorities for the
repurchase of such H Shares being granted, Amend the
Articles of Association of the Company as it thinks
fit so as to reduce the registered share capital of
the Company and to reflect the new capital structure
of the Company upon the repurchase of H Shares of the
 Company as contemplated and for the purpose of this
special resolution, [Authority expires the earlier

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                YANZHOU COAL MNG CO LTD
  TICKER:                N/A             CUSIP:     Y97417102
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the working report of the Board                      ISSUER          YES          FOR               FOR
 of Directors of the Company [the 'Board'] for the YE
 31 DEC 2008

PROPOSAL #2.: Approve the working report of the                            ISSUER          YES          FOR               FOR
Supervisory Committee of the Company for the YE 31
DEC 2008

PROPOSAL #3.: Approve the audited financial                                ISSUER          YES          FOR               FOR
statements of the Company and the group as at and for
 the YE 31 DEC 2008

PROPOSAL #4.: Approve the proposed Profit                                  ISSUER          YES          FOR               FOR
Distribution Plan of the Company for the YE 31 DEC
2008, and authorize the Board to distribute an
aggregate cash dividends of RMB 1,967.36 million [tax
 inclusive], equivalent to RMB 0.40 [tax inclusive]
per share to the shareholders of the Company

PROPOSAL #5.: Approve to determine the remuneration                        ISSUER          YES          FOR               FOR
of the Directors and Supervisors of the Company for
the YE 31 DEC 2009

PROPOSAL #6.: Re-appoint Grant Thornton and Shine                          ISSUER          YES          FOR               FOR
Wing Certified Public Accountants Ltd as the
Company's international and PRC Auditors,
respectively, until the conclusion of the next AGM,
and to determine their remuneration arrangements

PROPOSAL #7.: Approve to renew liability insurance                         ISSUER          YES        AGAINST           AGAINST
for Directors, Supervisors and senior officers of the
 Company

PROPOSAL #8.: Approve the proposal regarding the use                       ISSUER          YES          FOR               FOR
of electronic means to provide Corporate
Communications to holders of H shares of the Company

PROPOSAL #S.9: Amend the Article 2, Article 30,                            ISSUER          YES          FOR               FOR
Article 85, Article 86, Article 87, Article 145,
Article 238, Article 239, Article 247, Article 249,
Article 271, Article 286 and Article 295 of the
Articles of Association of the Company, and authorize
 any one of the Directors to make further adjustments
 at his discretion with reference to requirements of
the relevant authorities, seek approval and make the
relevant filing with the relevant authorities at the
appropriate time; as specified

PROPOSAL #S.10: Approve the Board granted an                               ISSUER          YES        AGAINST           AGAINST
unconditional general mandate to issue, allot and
deal with additional H Shares in the share capital of
 the Company and to make or grant offers, agreements
and options in respect thereof, subject to the
following terms: 1) such mandate shall not extend
beyond the Relevant Period save that the Board may
during the Relevant Period make or grant offers,
agreements or options which might require the
exercise of such powers after the end of the Relevant
 Period; 2) the number of shares allotted or agreed
conditionally or unconditionally to be allotted
[whether pursuant to an option or otherwise] by the
Board shall not exceed 20% of the number of H Shares
in issue as at the date of the this resolution; 3)
Board will only exercise its power under such mandate
 in accordance with the Company Law of the PRC and
the Rules Governing the Listing of Securities on The
Stock Exchange of Hong Kong Limited [as amended from
time to time] and only if all necessary approvals
from the China Securities Regulatory Commission
and/or other relevant PRC government authorities are
obtained; for the purpose of the resolution;
[Authority expires the earlier of the conclusion of
the next AGM or 12 months] authorize the Board of
Directors, to issue shares pursuant to paragraph (a)
of this resolution, execute and do or procure to be
executed and done, all such documents, deeds and
things as it may consider relevant in connection with
 the issue of such new shares including, but not
limited to, determining the time and place of issue,
making all necessary applications to the relevant
authorities and entering into an underwriting
agreement [or any other agreement], to determine the
use of proceeds and to make all necessary filings and
 registrations with the relevant PRC, Hong Kong and
other authorities, and to make such amendments to the
 articles of association of the Company as it thinks
fit so as to reflect the increase in registered
capital of the Company and to reflect the new share
capital structure of the Company under the intended
allotment and issue of the shares of the Company
pursuant to the resolution under paragraph (a) of

PROPOSAL #S.11: Authorize the Board of the Company to                      ISSUER          YES          FOR               FOR
 repurchase the issued H Shares of the Company on the
 Hong Kong Stock Exchange, subject to and in
accordance with all applicable laws, rules and
regulations and/or requirements of the governmental
or regulatory body of securities in the PRC, the Hong
 Kong Stock Exchange or of any other governmental or
regulatory body; the aggregate amount of H Shares of
the Company authorized to be repurchased subject to
the approval in paragraph (a) above during the
Relevant Period shall not exceed 10% of the total
amount of existing issued H Shares of the Company as
at the date of the passing of this resolution; the
passing of a special resolution with the same terms
as the resolution set out in this paragraph [except
for this sub-paragraph (c)(i)] at a class meeting for
 the holders of Domestic Shares of the Company to be
held on 26 JUN 2009 [or on such adjourned date as may
 be applicable]; and the class meeting for the
holders of H Shares to be held on 26 JUN 2009 [or on
such adjourned date as may be applicable] for such
purpose; the approval of the relevant PRC regulatory
authorities as may be required by laws, rules and
regulations of the PRC being obtained by the Company
if appropriate; and the Company not being required by
 any of its creditors to repay or to provide
guarantee in respect of any amount due to any of them
 [or if the Company is so required by any of its
creditors, the Company having, in its absolute
discretion, repaid or provided guarantee in respect
of such amount] authorize the Board, pursuant to the
notification procedure set out in Article 30 of the
Articles of Association of the Company; subject to
the approval of all relevant PRC regulatory
authorities for the repurchase of such H Shares being
 granted, (i) amend the Articles of Association of
the Company as it thinks fit so as to reduce the
registered share capital of the Company and to
reflect the new capital structure of the Company upon
 the repurchase of H shares of the Company as
contemplated in paragraph (a) above; and (ii) file
the amended articles of association of the Company
with the relevant governmental authorities of the
PRC; [Authority expires the earlier of: the

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                YANZHOU COAL MNG CO LTD
  TICKER:                N/A             CUSIP:     Y97417102
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #S.1: Authorize the Company, subject to this                      ISSUER          YES          FOR               FOR
 resolution, to repurchase the issued H Shares of the
 Company on the Hong Kong Stock Exchange, subject to
and in accordance with all applicable laws, rules and
 regulations and/or requirements of the governmental
or regulatory body of securities in the PRC, the Hong
 Kong Stock Exchange or of any other governmental or
regulatory body, the aggregate amount of H Shares of
the Company to be repurchased subject to this
resolution, during the relevant period shall not
exceed 10% of the total amount of existing issued H
Shares of the Company as at the date of the passing
of this resolution; approve that conditional upon:
(i) the passing of a special resolution in the same
terms as the resolution as specified at the AGM of
the Company to be held on 26 JUN 2009 [or on such
adjourned date as may be applicable]; and the class
meeting for holders of Domestic Shares to be held on
26 JUN 2009 [or on such adjourned date as may be
applicable]; (ii) the approval of the relevant PRC
regulatory authorities as may be required by laws,
rules and regulations of the PRC being obtained by
the Company if appropriate; and (iii) the Company not
 being required by any of its creditors to repay or
to provide guarantee in respect of any amount due to
any of them [or if the Company is so required by any
of its creditors, the Company having, in its absolute
 discretion, repaid or provided guarantee in respect
of such amount] pursuant to the notification
procedure set out in Article 30 of the Articles of
Association of the Company; authorize the Board,
subject to the approval of all relevant PRC
regulatory authorities for the repurchase of such H
Shares being granted, to: i) amend the Articles of
Association of the Company as it thinks fit so as to
reduce the registered share capital of the Company
and to reflect the new capital structure of the
Company upon the repurchase of H Shares of the
Company as specified; and ii) file the amended
Articles of Association of the Company with the
relevant governmental authorities of the PRC;
[Authority expires the earlier of the conclusion of
the next AGM of the Company or the expiration of a
12-month period following the passing of this special

                                                         SIGNATURES
  Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
  VANGUARD SPECIALIZED FUNDS
  By:     /s/F. William McNabb III
             (Heidi Stam)
             F. William McNabb III*
             President, Chief Executive Officer and Trustee
  Date:   August 27, 2009
      *  By Power of Attorney.  Filed on July 24, 2009, see File Number 2-88373.
                Incorporated by Reference.